Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	1000	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1001	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 1:52PM)
The boarding data sheet provided confirms that the funding date was XX/XX/XXXX, which is after the rescission period.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1002	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1003	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA XXXX review, and final HUD-1 accuracy.
 Response 1 (XX/XX/XXXX 12:09PM)
Further of the loan file confirmed the final HUD-1 was provided.

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	1004	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1005	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response 1 (XX/XX/XXXX 10:03AM)
Per the final signed HUD, the loan was closed and funded on the same day, XX/XX/XXXX, as shown by the date interest was first collected. Three days rescission was not given.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).
 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1006	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1007	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Mortgage was missing from the file.
 Response 1 (XX/XX/XXXX 3:44PM)
Recorded Mortgage was provided.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not stamped final or signed by the borrowers.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1008	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1009	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Note was missing from the file. Response 1 (XX/XX/XXXX 11:34AM) Note was Provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1010	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1011	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The flood cert is missing, unable to determine if the property is in a flood zone.
 Response 1 (XX/XX/XXXX 1:22PM)
Resolved. Flood Certification was provided in the loan file.

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response 1 (XX/XX/XXXX 1:21PM)
Resolved. A right to rescind was included for both borrowers.

 (Cleared) The Mortgage was missing from the file.
 Response 1 (XX/XX/XXXX 1:20PM)
Resolved. The mortgage was provided in the loan file.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement in the loan file.
 Response 1 (XX/XX/XXXX 1:19PM)
Resolved. Final HUD-1 was provided in the file.

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response 1 (XX/XX/XXXX 1:18PM)
								Resolved. The final TIL was provided in the file.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1012	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file contains no evidence that the ARM Disclosure was provided to the borrower. (Cleared) The file contains no evidence of the Right to Cancel Form was completed at closing. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1013	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1014	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the qualified mortgage balloon payment test. (12 CFR §1026.43(e)(2)(i)(C))A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not result in a balloon payment. This loan has a balloon payment.
 Response 1 (XX/XX/XXXX 1:51PM)
Additional documentation was not provided; however, further review of the note verifies the loan type is not subject to QM testing.

 (Cleared) There are additional Compliance Findings.**Secondary Market Exceptions and Loan Conditions This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXX) This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response 1 (XX/XX/XXXX 1:50PM)
Additional documentation was not provided, However: review of the file determined this is a HeLoan and not subject to standard HPML testing.

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 1:49PM)
Further review of the documentation in the loan file confirmed the disbursement date XX/XX/XXXX, which is after the rescission period.

 (Open) The Mortgage was missing from the file.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1015	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1016	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1017	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 2:03PM)
Per the final signed HUD, the loan was closed and funded on the same day, XX/XX/XXXX. Three days rescission was not given.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).
 (Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1018	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1019	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The Mortgage was missing from the file.

 (Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than X months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4), transferred from 12 CFR §226.22(a)(2), (4)) The annual percentage rate (APR) is X%. The disclosed APR of X% is not considered accurate because it is more than X of X percentage point above or below the APR as determined in accordance with the actuarial method.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than X months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1020	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1021	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1022	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than X months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1023	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The disclosed APR (6.38) is lower than the actual APR (X). The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than X% on a regular mortgage transaction. (12 CFR Sections 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2)).
 Response (XX/XX/XXXX 10:00AM) Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than X months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge($XXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $X below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than X months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1024	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1025	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1026	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1027	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1028	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan failed the Rescission test. Response 1 (XX/XX/XXXX 3:50PM) Invalid finding.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1029	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The mortgage was not completed accurately. The mortgage was not notarized.
 Response 1 (XX/XX/XXXX 1:37PM)
This is a new audit finding. See Finding #2 of 2.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than X months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1030	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1031	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The ORIGINAL Mortgage was missing from the file. Response 1 (XX/XX/XXXX 1:27PM) This is a new audit finding. See Finding #2 of 2. (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	1032	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date. (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	1033	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1034	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	1035	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Mortgage was missing from the file. Response 1 (XX/XX/XXXX 10:23AM) Further review of the loan file confirmed the Acknowledgement of Existing Multiple Indebtedness Mortgage was located in the file along with the previous mortgage.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1036	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	1037	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The flood cert indicated that flood insurance was required and there is not evidence in the file	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1038	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1039	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	1040	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The loan failed the Rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 11:20AM)
No additional documentation provided. Per the Boarding Data Sheet in the loan file, the loan disbursed on XX/XX/XXXX, which is the same day as the settlement date. Three days rescission was not given.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).
 (Cleared) The mortgage was not completed accurately in that it was not notarized.
 Response 1 (XX/XX/XXXX 11:20AM)
Further review of the loan file confirmed the mortgage was notarized as required.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not stamped Final or signed by the borrower.

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1041	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Mortgage was missing from the file.
 Response 1 (XX/XX/XXXX 7:00PM)
Acknowledgement of Existing Multiple Indebtedness Mortgage and Final Title are in the file. Original Mortgage not needed.

 (Cleared) The loan failed the Rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1042	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1043	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The mortgage was not completed accurately in that it was not notarized.
 Response 1 (XX/XX/XXXX 11:29AM)
Further review of the loan confirms that the mortgage was recorded and notarized.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not stamped Final or signed by the borrowers.

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	1044	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1045	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1046	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The Note was missing from the file. (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1047	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Note was missing from the file.
 Response 1 (XX/XX/XXXX 2:59PM)
The Note was found in the loan file. Finding cleared.

 (Cleared) There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA XXXX review, and final HUD-1 accuracy.
 Response 1 (XX/XX/XXXX 2:58PM)
The Final HUD is in the loan file. Finding cleared.

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response 1 (XX/XX/XXXX 2:57PM)
The Final TIL was in the loan file. Finding cleared.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1048	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) This loan failed the RESPA “Government Recording Charges” (1201) validation test. The loan provides a value of $XXXX for “Government Recording Charges.” However, the sum of all component fees, $XXXX, does not equal the value entered for “Government Recording Charges.” There is a difference of $XXXX. If any “Government Recording Charges” component fees are provided to Compliance Analyzer, then all component fees that contribute to the total “Government Recording Charges” should be provided and their sum must reflect the total “Government Recording Charges.” This is necessary in order to correctly calculate the loan’s finance charge and APR.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1049	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1050	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response 1 (XX/XX/XXXX 10:15AM) No additional documentation was provided. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1051	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1052	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. (Open) The flood cert is missing from the loan file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1053	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	1054	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1055	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Not Tested	Yes	(Open) The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Open) There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA XXXX review, and final HUD-1 accuracy.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1056	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1057	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1058	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	1059	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1060	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1061	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The Final TIL was incomplete. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1062	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1063	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1064	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX.
 Response 1 (XX/XX/XXXX 8:14PM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1065	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response 1 (XX/XX/XXXX 2:30PM)
The TIL was provided.

 (Cleared) The flood cert was not provided in the loan file.
 Response 1 (XX/XX/XXXX 2:27PM)
The flood certificate was provided.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 was not provided in the loan file.
 Response 1 (XX/XX/XXXX 2:26PM)
The HUD was provided.

 (Cleared) The Note was missing from the file.
 Response 1 (XX/XX/XXXX 11:36AM)
Note Provided

 (Cleared) The Mortgage was missing from the file.
 Response 1 (XX/XX/XXXX 11:32AM)
Missing Mortgage Provided.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1066	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not stamped Final or signed by the borrower. (Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1067	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1068	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The Mortgage was missing from the file. (Open) The Note was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1069	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Mortgage was missing from the file. Response 1 (XX/XX/XXXX 1:29PM) The Acknowledgement of Existing Multiple Indebtedness Mortgage was provided along with the previous mortgage. (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. unsigned	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1070	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1071	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1072	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The finance charge is $XXXX The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The finance charge is $XXXX The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. The annual percentage rate (APR) is XXX%. The disclosed APR of XXXX% is not considered accurate because it is more thanXX8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The loan failed the Rescission test. The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1073	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1074	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1075	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	No	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1076	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded or notarized. Response (XX/XX/XXXX 10:00AM) Updated Grade	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1077	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1078	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. No evidence of recording, notarization, only one page Acknowledgment of Existing Mortgage (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1079	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	No	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1080	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1081	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Not Tested	Yes	(Open) The Mortgage was missing from the file.
 Response 1 (XX/XX/XXXX 6:45PM)
The signed Acknowledgement of Existing Multiple Indebtedness Mortgage along with the previous mortgage, the re inscription, or the title report showing the previous mortgage was not provided or found in the loan file.

 (Cleared) The Note was missing from the file.
 Response 1 (XX/XX/XXXX 6:42PM)
The note was provided.

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The flood cert is missing from the loan file.

 (Open) There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA XXXX review, and final HUD-1 accuracy.

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1082	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The Final TIL was incomplete. The Final TIL was not signed by the borrower. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1083	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1084	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1085	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1086	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1087	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Not Tested	Yes	(Open) There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA XXXX review, and final HUD-1 accuracy. (Open) There is no evidence that the Mortgage was recorded.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1088	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1089	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1090	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1091	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1092	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	No	(Cleared) There is no evidence of a final HUD-1 Settlement Statement or even a estimated HUD. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	1093	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1094	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1095	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) There are additional Compliance Findings. ** This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1096	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1097	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1098	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1099	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 is missing, unable to determine if date was within 3 days of the initial GFE. (Open) The 1003 is missing, unable to determine if date was within 3 days of the initial TIL.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1100	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (XX/XX/XXXX 5:55PM) The Final TIL provided addressed the missing document finding.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1101	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1102	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1103	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1104	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1105	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1106	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 8:58AM)
Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1107	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (XX/XX/XXXX 10:02AM) The final TIL was provided. (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	1108	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1109	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1110	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1111	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1112	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	1113	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. MORTGAGE NOT NOTORIZED NOR SIGNED BY NOTARY. Response 1 (XX/XX/XXXX 12:57PM) Did not receive required document.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1114	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file has different address Response 1 (XX/XX/XXXX 2:46PM) The Final HUD 1 was provided. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1115	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1116	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1117	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1118	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	No	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped final or signed by the borrower.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1119	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Mortgage was missing from the file. --- ACKNOWLEDGMENT OF MORTGAGE IN FILE Response 1 (XX/XX/XXXX 4:21PM) Further review of the loan file confirmed the Acknowledgement of Existing Multiple Indebtedness Mortgage was provided along with the previous mortgage. (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. -- FINAL HUD IS NOT SIGNED	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1120	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Mortgage was missing from the file. Response 1 (XX/XX/XXXX 10:30AM) Further review of the loan file confirmed the fully executed, recorded Mortgage was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1121	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1122	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1123	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response 1 (XX/XX/XXXX 2:51PM) Resolved and agree with client. HUD provided addresses the Final HUD 1 missing finding. (Cleared) There is no evidence that the Mortgage was recorded. Response 1 (XX/XX/XXXX 2:50PM) agree with client. Mortgage provided addressed the mortgage recorded finding.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1124	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1125	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1126	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Mortgage was missing from the file. *** XXXX CO-OP MORTGAGE UNAVAIL *** Response 1 (XX/XX/XXXX 12:20PM) Loan Security Agreement provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1127	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (XX/XX/XXXX 3:24PM) Doc was not present on the upload Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1128	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. Response 1 (XX/XX/XXXX 2:43PM) missing mortgage.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1129	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1130	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) Initial TIL disclosure date > 3 business days from application date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1131	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (XX/XX/XXXX 3:26PM) Doc was not present on the upload Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded. Response 1 (XX/XX/XXXX 3:26PM) Doc was not present on the upload	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1132	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1133	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 4:49PM) The loan reviewed contains a note date more than XX months old and the statute of limitations have run out.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1134	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) Income Docs- The income is not documented properly according to guides. Missing 2 years 1065.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1135	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1136	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1137	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response 1 (XX/XX/XXXX 1:09PM)
Did not receive required document.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response 1 (XX/XX/XXXX 1:09PM)
Did not receive required document.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 1:08PM)
Did not receive required document.

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1138	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the qualified mortgage balloon payment test. (12 CFR §1026.43(e)(2)(i)(C))A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not result in a balloon payment. This loan has a balloon payment.
 Response 1 (XX/XX/XXXX 2:21PM)
The loan has failed the QM test after the client provided the final TIL. This is a new audit finding, please review new audit finding numbered 4 of 4.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response 1 (XX/XX/XXXX 1:33PM)
Final TIL provided.

 (Cleared) The 1008 is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The rate lock disclosure is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1139	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1140	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1141	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1142	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1143	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Cleared) This loan failed the qualified mortgage balloon payment test. (12 CFR §1026.43(e)(2)(i)(C))A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not result in a balloon payment. This loan has a balloon payment.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1144	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1145	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1146	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response 1 (XX/XX/XXXX 3:16PM) agree with client. HUD document provided addressed the missing Final HUD 1 finding.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1147	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (XX/XX/XXXX 3:27PM) Doc was not present on the upload Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Income Docs- The income/employment is not documented properly according to guides. Missing the XX W2.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1148	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1149	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1150	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1151	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1152	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) There is no evidence that the Mortgage was recorded. Response 1 (XX/XX/XXXX 4:35PM) The recorded Mortgage was provided. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1153	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1154	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1155	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The1003 was missing. Unable to determine if The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was disclosed within 3 days of the application date. Response 1 (XX/XX/XXXX 9:30AM) The Appraisal Notice was provided. (Open) The file contains no evidence that the ARM Disclosure was provided to the borrower. (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1156	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1157	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1158	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1159	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1160	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1161	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Document was not stamped final or signed by the borrower. (Open) The mortgage was not completed accurately. Mortgage in file was not notarized. (Open) There is no evidence that the Mortgage was recorded.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1162	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1163	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1164	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1165	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1166	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. ( 12 CFR §1026.32(1)(i)(A), (C) )This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding. This loan failed the date the rate was set validation test. ( 12 CFR &sect226.35(a)(1) as enacted in XXXX and amended in XXXX )This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response 1 (XX/XX/XXXX 2:01PM)
The loan failed the date the rate was set validation test. ( 12 CFR §226.35(a)(1)) This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Open) The settlement statement is either incomplete or incorrect.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The flood cert was missing from the loan file. The flood cert in the loan file is a post -closing document, dated XX/XX/XXXX.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1167	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1168	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The Mortgage was missing from the file. Response 1 (XX/XX/XXXX 4:03PM) The Mortgage was provided. (Open) The Flood Cert was missing from the file.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1169	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The flood Cert was missing from the loan file.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing the loan application and required by the guides. (Open) Credit Report- The guidelines require a tri merge credit report. The loan file does not contain a credit report. (Open) Income Docs- The income/employment is not documented properly according to guides. The loan file does not contain any income or employment documentation.	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1170	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.

 (Open) The flood cert is missing from the loan file.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Open) There is no evidence that the Mortgage was recorded.

 (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

 (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1171	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1172	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1173	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1174	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1175	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1176	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1177	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the higher-priced mortgage loan required escrow account test. (12 CFR §1026.35(b))This loan fails to collect reserves for either: The payment of homeowner’s insurance and property taxes for properties that are not a condominium, high rise condominium, or planned unit development, or The loan contains a custom fee with an associated attribute of “escrow or reserves” but the fee does not have a dollar value listed; or The payment of property taxes for condominium, or high rise condominium, or planned unit development. Except as provided in 1026.35(b)(2) regarding exemptions, a creditor may not extend a higher-priced mortgage loan secured by a first lien on a consumer’s principal dwelling unless an escrow account is established before consummation for payment of property taxes and premiums for mortgage-related insurance required by the creditor, such as insurance against loss of or damage to property, or against liability arising out of the ownership or use of the property, or insurance protecting the creditor against the consumer’s default or other credit loss. Insurance premiums described in above need not be included in escrow accounts for loans secured by dwellings in condominiums, planned unit developments, or other common interest communities in which dwelling ownership requires participation in a governing association, where the governing association has an obligation to the dwelling owners to maintain a master policy insuring all dwellings. PLEASE NOTE:(1)This test does not consider whether the creditor complies with 12 CFR §1026.35(b)(2)(iii) regarding properties that are located in counties designated as either “rural” or “underserved” by the Consumer Financial Protection Bureau.(2)This test does not account for instances when mortgage insurance reserves must be escrowed based on 12 CFR §1026.35. See Higher-Priced Mortgage Loan Alert (below) for full escrow requirements.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1))This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section. Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by X or more percentage points for a first-lien covered transaction, or by X or more percentage points for a subordinate-lien covered transaction.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1178	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1179	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 was not signed.

 (Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding. Misc Compliance Findings. There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1180	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date. (Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1181	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial. A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1182	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The file failed one or more of the state threshold tests. This loan failed the required fees test.(XXXX Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended XXXX)The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed X% of the original principal amount.
 Response 1 (XX/XX/XXXX 5:30PM)
XXXXX is Federally Charted, rule does not apply

 (Cleared) This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4), transferred from 12 CFR §226.22(a)(2), (4)) The annual percentage rate (APR) is X%. The disclosed APR of X% is not considered accurate because it is more than X of X percentage point above or below the APR as determined in accordance with the actuarial method.
 Response (XX/XX/XXXX 10:00AM) Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1183	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4), transferred from 12 CFR §226.22(a)(2), (4)) The annual percentage rate (APR) is X%. The disclosed APR of X% is not considered accurate because it is more than X of X percentage point above or below the APR as determined in accordance with the actuarial method.
 Response (XX/XX/XXXX 10:00AM) Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial. A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1184	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1185	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	(Open) Income Docs- The 1003 reflects the borrower as employed withXXXX as aXXXX earning $XXXX per month, and the co-borrower as employed with XXX earning $XXXX per month. All income documentation is missing from the loan file for both borrowers. (Open) VVOE required- A VVOE is required within 10 days of Note date. The borrower is employed with XXX, and the co-borrower is employed with XXXX. A VVOE is not evidenced in the loan file for either borrower. (Open) Credit Report- The credit report dated XXXXXX is incomplete and contains only page 1 of 6 pages.	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1186	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Hud 1 on file not executed.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1187	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial and final (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1188	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1189	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response 1 (XX/XX/XXXX 12:46PM)
Further review of the documentation provided confirmed the HUD settlement statement is not marked final, stamped or fully executed.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response 1 (XX/XX/XXXX 12:35PM)
The TIL was provided.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

									N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1190	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed. This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed. This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1191	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the Qualified Mortgage Classification Test. The Qualified Mortgage Type provided for this loan does not match the Qualified Mortgage Classification calculated by Compliance Analyzer for one or more of the following reasons: The loan has a loan term of greater than 360 months; The loan has negative amortization; The loan has a balloon payment; The loan has an interest only feature; The loan has points and fees that exceed the Qualified Mortgage Points and Fees threshold; The loan is not eligible to be purchased, insured, or guaranteed by a GSE, HUD, VA, USDA, or Rural Housing Services (for Qualified Mortgage Type of “Agency”);The borrower’s DTI exceeds the XX% threshold limit as set by appendix Q (for Qualified Mortgage Type of “General”); or The borrower’s debt and income have not been calculated and verified according to appendix Q (for Qualified Mortgage Type of “General”).<
 Response 1 (XX/XX/XXXX 12:17PM)
Further review of the loan has confirmed that loan is not a balloon QM findings are not required

 (Cleared) The Final TIL was incomplete. unsigned.
 Response 1 (XX/XX/XXXX 11:54AM)
Further review of the loan file confirmed that the final TIL was provided as required

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C)) This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response 1 (XX/XX/XXXX 11:49AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1192	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 was not signed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1193	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD on file has not been signed and executed.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report is missing from the loan file. (Open) Income Docs- The income documentation is missing from the loan file. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrowers. (Open) Debts- The property tax obligation is not documented in the loan file.	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1194	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Cleared) The Initial Disclosure Date is less than 7 business days before the Consummation Date. Under Reg Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 7th business day before consummation of the transaction. (12 CFR 1026.19(a)(2)(i))
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer’s application. (12 CFR 1026.19(a)(1))
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)

 (Open) There is no evidence that the Mortgage was recorded.

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1195	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	(Open) Application- The final and initial applications are missing. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report is missing. (Open) Income Docs- The income docs are missing. (Open) VVOE required- A VVOE is required within 10 days of the Note date. No VVOE is in evidence in the file.	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1196	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The Initial Disclosure Date is more than 3 business days from the Application Date.
 Response 1 (XX/XX/XXXX 10:16AM)
This is a new audit finding based on newly received initial TIL. See finding #6 of 6.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response 1 (XX/XX/XXXX 10:12AM)
The initial TIL was provided.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1197	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The final TIL does not reflect the loan terms properly. The TIL was not signed.
 Response 1 (XX/XX/XXXX 8:52AM)
The TIL was provided and not required to be signed.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1198	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	(Open) Income Docs- The income/employment is not documented properly according to guides, borrower receives Pension and Social Security income, neither documented. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- Credit report was not provided, unable to provide confirmation of a satisfactory credit history (Open) Hazard Insurance- The loan was missing current hazard insurance policy on the subject property to verify the current expense.	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1199	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 was not signed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. The initial TIL is missing.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1200	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed. final not signed Response 1 (XX/XX/XXXX 11:08AM) Further review of the loan file confirmed the Final TIL was provided and is not required to be signed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1201	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial Disclosure Date is more than 3 business days from the Application Date. Response 1 (XX/XX/XXXX 10:33AM) This is a new audit finding based on the newly received initial TIL. See finding #3 of 3. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response 1 (XX/XX/XXXX 10:32AM) The initial TIL was provided. (Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1202	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial. A review of compliance for RESPA reform could not be completed. Response 1 (XX/XX/XXXX 12:46PM) The loan file did not contain a copy of the initial GFE. No additional documentation was provided. (Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1203	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. Not signed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) There is no evidence that the Mortgage was recorded.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1204	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Final TIL was incomplete. Til not signed
 Response 1 (XX/XX/XXXX 6:28PM)
Original finding was invalid.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C)) This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response 1 (XX/XX/XXXX 6:27PM)
Original finding was invalid.

 (Open) The settlement statement is either incomplete or incorrect. FINAL HUD NOT SIGNED

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1205	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The initial Truth and Lending Disclosure is missing from the file. Response 1 (XX/XX/XXXX 11:14AM) The TIL provided is dated the same day as closing; therefore, not the initial Disclosure. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed.	(Open) Income Docs- The income/employment is not documented properly according to guides, no documentation provided verifying borrowers’ income type or source (Open) Credit Report- The credit report was not provided for audit, unable to verify history or monthly obligations. (Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial application is either inaccurate, missing or not signed as required by guides.	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1206	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1207	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure needed in the amount of $XXXX
 Response 1 (XX/XX/XXXX 4:24PM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement was in the loan file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)

									N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	1208	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL is missing from the file.
 Response 1 (XX/XX/XXXX 1:54PM)
The Final TIL was provided and is not required to be signed.

 (Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1209	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1210	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There are additional Compliance Findings. This loan failed the total indebtedness test due to one of the following findings: (XXXX Constitution, Article 16, Section 50 (a)(6)(B), as amended Sept. XXXX)The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XX% of the fair market value of the homestead on the date the extension of credit is made. No CLTV ratio was provided. For XX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XX% of the fair market value of the homestead on the date the extension of credit is made.
 Response 1 (XX/XX/XXXX 10:22AM)
Further review of the loan file confirmed the final LTV/CLTV was XX%, which is below the maximum allowable.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.
 Response 1 (XX/XX/XXXX 10:21AM)
This is a new audit finding based on the newly received initial TIL. See finding #6 of 6.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response 1 (XX/XX/XXXX 10:19AM)
The initial TIL was provided.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was not signed or marked as Final.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

									N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1211	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not recorded. Response (XX/XX/XXXX 10:00AM) Updated Grade (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	(Open) Application- The final application is missing. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report is missing from the loan file. (Open) Income Docs- The income/employment is not documented properly according to guides. (Open) VVOE required- A VVOE is missing from the loan file.	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1212	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1213	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. (Not signed). (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Cleared) The final TIL is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1214	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Cleared) The Final TIL was incomplete. Not signed by borrower
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) This loan did not provide the date the rate was set, which is required for the COMAR Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is missing from the loan file. (Open) Income Docs- The income/employment is not documented properly according to guides. Documentation missing from file. (Open) Hazard Insurance- The loan was missing current hazard insurance policy on the subject property. Payment cannot be confirmed.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1215	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1216	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The file contains no evidence of the Right to Cancel Notice. Response 1 (XX/XX/XXXX 10:40AM) Missing Right To Cancel document was received. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1217	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1218	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Mortgage was missing from the file. Mortgage in file is incorrect.
 Response 1 (XX/XX/XXXX 6:02PM)
The mortgage was provided.

 (Cleared) The final TIL IS NOT SIGNED
 Response 1 (XX/XX/XXXX 6:02PM)
The Final TIL does not need to be signed.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. ** This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1219	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1220	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The file contains no evidence that the ARM Disclosure was provided to the borrower. (Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1221	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) The final TIL IS NOT SIGNED
 Response 1 (XX/XX/XXXX 12:23PM)
The TIL was provided.

 (Cleared) There are additional Compliance Findings. ** This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response 1 (XX/XX/XXXX 12:22PM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) Income Docs- The income/employment documentation is missing from the loan file (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is missing from the loan file (Open) Debts- The documentation verifying the current property tax expenses was not provided (DTI does not reflect all of the borrower’s debts) (Open) Hazard Insurance- The loan was missing current hazard insurance policy on the subject property verifying the expenses	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1222	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL is missing from the file. Unable to determine if the final til is in file and unsigned.
 Response 1 (XX/XX/XXXX 4:17PM)
The Final TIL was provided.

 (Cleared) There are additional Compliance Findings. **This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding. **
 Response 1 (XX/XX/XXXX 4:16PM)
Subject is a Home Equity Loan; therefore HOEPA guidelines do not apply.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Cleared) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1223	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. *** This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1224	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. *** This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1225	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The Mortgage was missing from the file. Mortgage in file is not for XX/XX/XXXX.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. ** This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1226	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The final TIL IS NOT SIGNED Response 1 (XX/XX/XXXX 1:53PM) The final TIL in the file is not required to be signed. (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1227	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response 1 (XX/XX/XXXX 4:58PM)
The initial Truth in Lending disclosure was provided and is not required to be signed.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. **This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1228	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. ** This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4), transferred from 12 CFR §226.22(a)(2), (4)) The annual percentage rate (APR) is XX%. The disclosed APR of XX% is not considered accurate because it is more than X of X percentage point above or below the APR as determined in accordance with the actuarial method.
 Response 1 (XX/XX/XXXX 10:29AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. ** This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1229	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response 1 (XX/XX/XXXX 5:37PM)
The initial Truth in Lending disclosure was provided and is not required to be signed.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. ** This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1230	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. ***This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding. ***
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1231	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response 1 (XX/XX/XXXX 8:23AM)
The Initial TIL was provided.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. ***This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding. ***
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1232	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The file failed one or more of the state threshold tests.*** The loan has a closing date on or after XX/XX/XXXX but the Initial GFE Disclosure Date was not provided. Effective XX/XX/XXXX, XXX (XX Banking Law 6-m §14(b)) amends the definition of “fully indexed rate” and requires the annual percentage rate to be calculated using the index rate on the loan on the date the lender provides the “good faith estimate” required under 12 USC §2601 et seq.
 Response 1 (XX/XX/XXXX 9:51AM)
The loan has a closing date on or after XX/XX/XXXX, but the Initial GFE Disclosure Date was not provided.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response 1 (XX/XX/XXXX 10:17AM)
TIL provided. No signature required.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. ** This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1233	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately as it is not notarized. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1234	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. **This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report is missing from the loan file. (Open) Income Docs- The income documentation is missing from the loan file. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrowers. Documentation is missing from the loan file.	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1235	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The Note was missing from the file. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The Flood Cert is missing from the loan file. (Cleared) There is no evidence of a final HUD-1 Settlement Statement. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1236	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. *** This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing. (Open) Income Docs- The income documentation is missing from the loan file. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower(s). (Open) Credit Report- The credit report is missing from the loan file. (Open) Hazard Insurance- The loan was missing current hazard insurance policy on the subject property.	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1237	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1238	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The Mortgage was missing from the file.
 Response 1 (XX/XX/XXXX 5:45PM)
The Mortgage was not provided.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. ** This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1239	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response 1 (XX/XX/XXXX 5:18PM)
The initial Til dated within 3 days of the application was not provided.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. ** This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1240	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately as it is not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1241	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response 1 (XX/XX/XXXX 3:26PM)
Further review of the loan file confirmed the TIL was provided and is not required to be signed.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. ** This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1242	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately as it is not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1243	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response 1 (XX/XX/XXXX 4:07PM)
The initial Truth in Lending disclosure was provided and is not required to be signed.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. *** This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1244	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response 1 (XX/XX/XXXX 9:24AM)
TIL provided. No signature required.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. **This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) Income Docs- Income/employment documentation was not provided (Open) Application- The initial application is either inaccurate, missing or not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is missing from the file (Open) Hazard Insurance- The loan was missing current hazard insurance policy on the subject property verifying monthly obligation	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1245	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The Mortgage was missing from the file.
 Response 1 (XX/XX/XXXX 5:16PM)
The Mortgage was not provided.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. ** This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1246	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response 1 (XX/XX/XXXX 5:07PM)
The initial Truth in Lending disclosure was provided and is not required to be signed.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. ** This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1247	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response 1 (XX/XX/XXXX 7:09PM)
Further review of the loan file confirmed the Truth in Lending disclosure was provided and is not required to be signed.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. NOT SIGNED

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. **This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D

Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	1248	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not stamped Final or signed by the borrowers.

 (Open) The note was not completed accurately.

 (Open) The Mortgage was missing from the file.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1249	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Settlement Statement in file was not stamped final or signed by the borrower. (Open) The mortgage was not completed accurately. Mortgage not notarized (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1250	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Final TIL was incomplete in that it was not signed by the borrowers.
 Response 1 (XX/XX/XXXX 12:12PM)
The final TIL in the file is not required to be signed.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped final or signed by the borrower.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1251	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Final TIL was incomplete in that it was not signed by the borrowers..
 Response 1 (XX/XX/XXXX 10:35AM)
The TIL was provided.

 (Open) The Mortgage was missing from the file.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1252	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not stamped final and was not signed by the borrowers.

 (Open) The mortgage was not completed accurately in that it was not Notarized.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the Qualified Mortgage Classification Test. The Qualified Mortgage Type provided for this loan does not match the Qualified Mortgage Classification calculated by Compliance Analyzer for one or more of the following reasons: The loan has a loan term of greater than 360 months; The loan has negative amortization; The loan has a balloon payment; The loan has an interest only feature; The loan has points and fees that exceed the Qualified Mortgage Points and Fees threshold; The loan is not eligible to be purchased, insured, or guaranteed by a GSE, HUD, VA, USDA, or Rural Housing Services (for Qualified Mortgage Type of “Agency”);The borrower’s DTI exceeds the XX% threshold limit as set by appendix Q (for Qualified Mortgage Type of “General”); or The borrower’s debt and income have not been calculated and verified according to appendix Q (for Qualified Mortgage Type of “General”).
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1253	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX
 Response 1 (XX/XX/XXXX 3:14PM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not stamped Final or signed by the borrower.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

									N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1254	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Document was not stamped final or signed by the borrower.

 (Open) The Mortgage was missing from the file.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed.

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1255	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The Mortgage was missing from the file.
 Response 1 (XX/XX/XXXX 4:12PM)
The previous, recorded Mortgage referenced in the Acknowledgement of Existing Multiple Indebtedness Mortgage was not provided.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not stamped Final or signed by the borrower.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1256	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Was not stamped Final or signed by borrower.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1257	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) The Final TIL was incomplete in that it was not signed by the borrowers.
 Response 1 (XX/XX/XXXX 2:25PM)
The final TIL in the file is not required to be signed.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not stamped Final or signed by the borrowers.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) There is no evidence that the Mortgage was recorded.

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing. (Open) Credit Report- The credit report is missing from the loan file. (Open) Income Docs- The income documentation is missing from the loan file. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrowers. (Open) Hazard Insurance- The loan was missing current hazard insurance policy for the subject property.	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1258	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1259	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not stamped Final or signed by the borrowers.

 (Open) The mortgage was not completed accurately in that it was not notarized.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1260	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Final TIL was incomplete in that it was not signed.
 Response 1 (XX/XX/XXXX 9:38AM)
The final TIL in the file is not required to be signed.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not stamped Final or signed by the borrower.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) There is no evidence that the Mortgage was recorded.

									N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1261	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Final TIL was incomplete in that it was not signed by the borrowers. Response 1 (XX/XX/XXXX 10:10AM) The final TIL in the file is not required to be signed. (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not stamped final or signed by the borrowers. (Open) The Mortgage was missing from the file. (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1262	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response 1 (XX/XX/XXXX 10:38AM)
Rate Lock was provided.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not Stamped Final or signed by the borrower.

 (Open) The Mortgage was missing from the file.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

									N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1263	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped final or signed by borrower. (Open) The mortgage was not completed accurately. The mortgage is not notarized. (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1264	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately as it is not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	(Open) AUS Missing-

The AUS is missing from the loan file

(Open) Application-

The initial and final applications are missing from the loan file.

(Open) Credit Report-

The credit report is missing from the loan file.

(Open) Income Docs-

The income/employment is not documented properly according to guides. All required documentation is missing from the loan file.

(Open) Employment history-

Two full years of continuous employment history was not obtained for the borrowers. The loan file is missing any VVOE.

(Open) Debts-

									The DTI did not reflect all of the borrower’s debts resulting in a DTI that exceeds allowable tolerances. The loan file is missing tax and insurance documentation required to calculate PITI.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1265	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Inaccurate Mortgage. The mortgage was not completed accurately. The mortgage is not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1266	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1267	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation Response 1 (XX/XX/XXXX 1:35PM) Further review of the loan file confirmed that the funding date is X/XX/XXXX, which is after the rescission period.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1268	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1269	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1270	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) There are additional Compliance Findings. This loan failed the total indebtedness test due to one of the following findings: (XXXX Constitution, Article 16, Section 50 (a)(6)(B), as amended Sept. XXXX)The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XX% of the fair market value of the homestead on the date the extension of credit is made. No CLTV ratio was provided. For XX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XX% of the fair market value of the homestead on the date the extension of credit is made.
 Response 1 (XX/XX/XXXX 5:18PM)
Further review of the loan file confirmed that the CLTV was XX%.

 (Cleared) The loan failed the Rescission test.This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. FAIL XX Constitution A6
 Response 1 (XX/XX/XXXX 5:13PM)
Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1271	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1272	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1273	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 4:20PM)
Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1274	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 12:47PM)
Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1275	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 5:06PM)
Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1276	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1277	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1278	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1279	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL was not provided to all parties with the right to rescind. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1280	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation Response 1 (XX/XX/XXXX 5:07PM) The loan reviewed contains a note date more than XX months old and the statute of limitations have run out.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1281	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 4:17PM)
Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.

 (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1282	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 12:15PM)
Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1283	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 3:29PM)
The loan reviewed contains a note date more than XX months old and the statute of limitations have run out.

									N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1284	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 3:12PM)
The loan reviewed contains a note date more than XX months old and the statute of limitations have run out.

									N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1285	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1286	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1287	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (XX/XX/XXXX 9:39AM) Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1288	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (XX/XX/XXXX 12:26PM) Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1289	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (XX/XX/XXXX 11:37AM) Further review of the loan file confirmed that they funding date is XX/XX/XXXX, which is after the rescission period.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1290	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (XX/XX/XXXX 4:31PM) Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1291	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1292	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (XX/XX/XXXX 7:40PM) Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1293	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (XX/XX/XXXX 5:15PM) The loan reviewed contains a note date more than XX months old and the statute of limitations have run out.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1294	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1295	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (XX/XX/XXXX 12:17PM) Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1296	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation Response 1 (XX/XX/XXXX 12:17PM) Per the final signed HUD, the loan was closed and funded on the same day, XX/XX/XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1297	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (XX/XX/XXXX 4:31PM) Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1298	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) This loan failed the total indebtedness test due to one of the following findings: (XXXX Constitution, Article 16, Section 50 (a)(6)(B), as amended Sept. XXXX)The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XX% of the fair market value of the homestead on the date the extension of credit is made.<
 Response 1 (XX/XX/XXXX 2:29PM)
This loan failed the total indebtedness test due to the LTV/CLTV being XX% which is over the maximum allowable.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1299	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 6:33PM)
Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1300	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The file contains no evidence of the Right to Cancel Notice. Response 1 (XX/XX/XXXX 10:25AM) Upon further review property is a second home - right to rescind was not required.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1301	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last
 Response 1 (XX/XX/XXXX 2:20PM)
Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1302	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1303	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 2:57PM)
Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1304	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1305	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 8:50AM)
Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1306	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1307	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1308	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 2:51PM)
Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1309	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1310	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1311	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 8:51AM)
Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1312	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1313	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) This loan failed the total indebtedness test due to one of the following findings: (XXXX Constitution, Article 16, Section 50 (a)(6)(B), as amended Sept. XXXX)The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XX% of the fair market value of the homestead on the date the extension of credit is made.<
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1314	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1315	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1316	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (XX/XX/XXXX 11:54AM) Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1317	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 4:31PM)
The loan reviewed contains a note date more than XX months old and the statute of limitations have run out.

									N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1318	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1319	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 3:30PM)
Further review of the loan confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.

 (Open) Is there Flood Cert but not clearly mentioned it is flood zone property or not.

									N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1320	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the total indebtedness test due to one of the following findings: (XXXX Constitution, Article 16, Section 50 (a)(6)(B), as amended Sept. XXXX)The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XX% of the fair market value of the homestead on the date the extension of credit is made. No CLTV ratio was provided. For XX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XX% of the fair market value of the homestead on the date the extension of credit is made.
 Response 1 (XX/XX/XXXX 9:20AM)
XXXXX is Federally Charted, rule does not apply

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 9:19AM)
Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.

 (Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1321	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last
 Response 1 (XX/XX/XXXX 8:35PM)
Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1322	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1323	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1324	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 7:26AM)
Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1325	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1326	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1327	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1328	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1329	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1330	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1331	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1332	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1333	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1334	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1335	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1336	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1337	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (XX/XX/XXXX 4:13PM) Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1338	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Note was missing from the file.

 (Cleared) Right of Rescission (Loan Disbursement)(TIL) (Last Disclosure Sent/Received Dates). The loan disbursement date is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XXXX-04-14). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1339	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1340	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1341	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1342	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1343	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1344	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1345	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1346	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1347	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1348	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1349	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1350	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1351	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1352	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1353	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1354	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1355	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1356	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1357	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1358	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1359	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1360	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1361	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1362	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1363	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1364	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1365	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1366	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1367	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1368	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1369	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1370	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the total indebtedness test due to one of the following findings: (XXXX Constitution, Article 16, Section 50 (a)(6)(B), as amended Sept. XXXX) The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XX% of the fair market value of the homestead on the date the extension of credit is made. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1371	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1372	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized and did not include witness signatures. (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1373	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1374	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1375	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1376	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1377	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1378	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1379	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1380	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1381	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) Under the XXXX Constitution, the combined loan to value must be less than or equal XX%. ( Tex. Const. Art. XVI Sec. 50(a)(6)(B))	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1382	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1383	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1384	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1385	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1386	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1387	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1388	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1389	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1390	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The flood cert indicated that flood insurance was required and there is not evidence in the file	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1391	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1392	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1393	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1394	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1395	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1396	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1397	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1398	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1399	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1400	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1401	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4), transferred from 12 CFR §226.22(a)(2), (4)) The annual percentage rate (APR) is X%. The disclosed APR of X% is not considered accurate because it is more than X of X percentage point above or below the APR as determined in accordance with the actuarial method.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4), transferred from 12 CFR §226.22(a)(2), (4)) The annual percentage rate (APR) is X%. The disclosed APR of X% is not considered accurate because it is more than X of X percentage point above or below the APR as determined in accordance with the actuarial method.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1402	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1403	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Missing Notary signature. (Cleared) The loan failed the Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1404	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1405	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1406	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1407	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1408	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1409	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1410	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1411	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1412	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1413	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1414	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1415	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1416	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1417	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1418	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1419	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1420	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1421	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1422	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1423	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The file failed one or more of the state threshold tests. This loan failed the total indebtedness test due to one of the following findings: (XXXX Constitution, Article 16, Section 50 (a)(6)(B), as amended Sept. XXXX) No CLTV ratio was provided. For X Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XX% of the fair market value of the homestead on the date the extension of credit is made.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1424	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1425	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1426	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1427	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) No closing settlement change showing on the executed HUD

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Cleared) 10XX/AUS/Loan Approval missing
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) Affiliated Business Disclosure missing
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) Initial 1003 missing from file
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) SPL missing
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1428	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1429	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1430	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1431	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1432	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1433	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1434	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) and there is no evidence of the Note in file.
 Response (XX/XX/XXXX 10:00AM) Updated Grade

 (Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1435	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1436	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	1437	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1438	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1439	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1440	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1441	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z) Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1442	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1443	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1444	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1445	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage Not Notarized

 (Cleared) This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3)) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Per the final signed HUD, the loan was closed on XX/XX/XXXX. A disbursement date was not provided, there is no way to determine if three days rescission was provided.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1446	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1447	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1448	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1449	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1450	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1451	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1452	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1453	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4), transferred from 12 CFR §226.22(a)(2), (4)) The annual percentage rate (APR) is XX%. The disclosed APR of XX% is not considered accurate because it is more than X of X percentage point above or below the APR as determined in accordance with the actuarial method.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1454	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1455	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. The acknowledgement of multiple indebtedness is included. The original mortgage is missing.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1456	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1457	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1458	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1459	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1460	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1461	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1462	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Original Multiple Indebtedness Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1463	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1464	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Original Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1465	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1466	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1467	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1468	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1469	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1470	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary information missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1471	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1472	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1473	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1474	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1475	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1476	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1477	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1478	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1479	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1480	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1481	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1482	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1483	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1484	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1485	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1486	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The mortgage was not completed accurately. Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1487	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1488	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1489	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1490	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1491	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1492	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1493	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1494	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1495	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1496	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Missing pages of the mortgage. Recording has 9 pages and only two were provided.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1497	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. There is no evidence that the Mortgage was notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C

Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	1498	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1499	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1500	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1501	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1502	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f). (Open) There are additional findings regarding the Rescission Notice.	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1503	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1504	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.

 (Cleared) Right of Rescission (Loan Disbursement)(TIL) (Last Disclosure Sent/Received Dates). The loan disbursement date (XX/XX/XXXX.) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX.). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1505	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1506	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1507	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1508	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1509	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1510	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1511	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1512	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1513	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1514	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1515	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1516	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1517	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1518	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1519	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1520	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1521	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1522	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1523	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage Was Not Notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1524	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1525	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1526	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1527	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mtg. Not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1528	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1529	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1530	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1531	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1532	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1533	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1534	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1535	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1536	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1537	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1538	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The note was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1539	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1540	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Public section not completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1541	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1542	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1543	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1544	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1545	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1546	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1547	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1548	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1549	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1550	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1551	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized (Cleared) The file contains no evidence of the Right to Cancel Notice. Missing for both XXXX and XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1552	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX. 10:48AM) After further review of HUD-1 it has been determined that the closing cost credit given covers cost to cure.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1553	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1554	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Note was missing from the file. Response 1 (XX/XX/XXXX 1:18PM) Note provided (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. This is a new finding based on the receipt of the note utilized for the GFE vs HUD-1 worksheet Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1555	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1556	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or marked as true and accurate. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1557	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1558	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1559	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (XX/XX/XXXX 3:33PM) The final TIL was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1560	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1561	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1562	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1563	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 is not signed or stamped as true and accurate. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1564	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1565	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1566	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1567	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1568	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1569	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1570	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1571	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1572	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1573	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1574	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $ XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1575	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1576	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1577	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1578	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 - it was not signed, stamped Certified, or marked Final. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1579	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1580	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The flood cert was missing from the file.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. Secondary Market Exceptions and Loan Conditions This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1581	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1582	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Note was missing from the file. Response 1 (XX/XX/XXXX 2:48PM) The note was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1583	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1584	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $ XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1585	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Last Disclosure Received Date is less than 3 business days from the Consummation Date and the (X%) prior disclosed APR is inaccurate. Under Reg Z, if the APR is inaccurate, a consumer must receive corrected disclosures no later than 3 business days before consummation. (12 CFR 1026.17(f); 1026.19(a)(2)(ii); 1026.22(a)(2))
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file

 (Open) There is no evidence that the Mortgage was recorded.

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1586	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Note was missing from the file. Response 1 (XX/XX/XXXX 2:46PM) The note was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1587	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) Flood Cert Was missing from the file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1588	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $ XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1589	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1590	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not signed or certified.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1591	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) Flood Cert was missing from the file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $ XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1592	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1593	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. MISSING NOTARY	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1594	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 is not signed or marked as true and accurate.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) Federal TILA This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1595	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Note was missing. Response 1 (XX/XX/XXXX 2:18PM) The note was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1596	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1597	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1598	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1599	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1600	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1601	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.HUD-1N NOT SIGNED	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1602	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1603	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The flood cert is missing from the file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1604	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1605	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Per the final signed HUD, the loan was closed on XX/XX/XXXX.. A disbursement date was not provided, there is no way to determine if three days rescission was provided.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1606	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary section is not completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1607	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1608	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1609	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1610	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The flood cert was missing from the file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1611	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1612	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1613	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1614	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1615	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1616	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1617	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. NOT SIGNED (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1618	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1619	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1620	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1621	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1622	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1623	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1624	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD has not been fully executed by the borrower (s) (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1625	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1626	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Note was not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1627	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1628	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1629	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1630	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1631	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1632	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The flood cert is missing from the loan file.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1633	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The disclosed finance charge $XXXX is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1). Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1634	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1635	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1636	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1637	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1638	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1639	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1640	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The loan failed the Rescission test. The funding date is before the third business day following consummation. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1641	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Flood Cert is missing from the Loan file. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1642	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The file contains no evidence of the Right to Cancel Notice. Response 1 (XX/XX/XXXX 8:55AM) Notice of Right to Cancel provided. (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The loan failed the Rescission test. The funding date is before the third business day following consummation. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1643	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1644	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) There is no evidence that the Mortgage was recorded. (Cleared) The loan failed the Rescission test. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1645	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Flood Cert is missing from the Loan file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1646	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. **** NOT SIGNED

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. ***This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1647	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. *** NOT SIGNED (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1648	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. ** NOT SIGNED

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. ** This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1649	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response 1 (XX/XX/XXXX 9:48AM)
The initial TIL was not provided.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. ** NOT SIGNED

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1650	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1651	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. *** NOT SIGNED

 (Open) Flood Cert is missing from the file

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1652	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1653	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. *** NOT SIGNED

 (Open) The flood cert is missing from the loan file.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. ** This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1654	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Flood Cert is missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1655	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) The file contains no evidence of the Right to Cancel Notice for 1 of 2 borrowers. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1656	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.
 Response 1 (XX/XX/XXXX 9:26AM)
Duplicate finding.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response 1 (XX/XX/XXXX 9:07AM)
The initial TIL was not provided.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.
 Response 1 (XX/XX/XXXX 9:06AM)
The initial GFE was not provided.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. *** NOT SIGNED

 (Cleared) There are additional Compliance Findings. ** This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1657	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. ** NOT SIGNED

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. ** This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1658	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1659	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The flood cert is missing from the loan file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1660	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. unsigned (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1661	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1662	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1663	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $ $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1664	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1665	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1666	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1667	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response 1 (XX/XX/XXXX 1:33PM)
Initial TIL provided.

 (Cleared) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.
 Response 1 (XX/XX/XXXX 1:32PM)
Initial GFE provided.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $ $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1668	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) a flood cert not in loan file (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1669	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1670	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1671	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. Response 1 (XX/XX/XXXX 1:26PM) GFE provided (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1672	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1673	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1674	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $ $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1675	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1676	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1677	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1678	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD is unsigned
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1679	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. hud unsigned
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1680	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD is unsigned
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1681	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. unsigned (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1682	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. unsigned (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1683	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 was not signed or marked as final. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1684	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1685	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1686	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. not signed (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1687	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file not signed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1688	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1689	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1690	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1691	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. not signed (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1692	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD unsigned
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1693	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not signed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1694	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not signed
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1695	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1696	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1697	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not completed accurately.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1698	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not signed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1699	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The flood cert was missing from the file. (Cleared) There are additional Compliance Findings. Secondary Market Exceptions and Loan Conditions This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1700	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not signed
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1701	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1702	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1703	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Unsigned. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1704	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1705	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1706	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not fully executed by the borrower(s) (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1707	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1708	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1709	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1710	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1711	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Missing FINAL Hud-1 .

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1712	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1713	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. There is no evidence that the Mortgage was notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1714	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The HUD-1 provided in the loan file was not signed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1715	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1716	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. Also noted the mortgage included no witness signatures.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1717	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The HUD-1 provided in the loan file was not signed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1718	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed.

 (Open) The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the Initial GFE Disclosure provided in the loan file was not disclosed within 3 days of the application date.

 (Open) The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the Initial TIL Disclosure provided in the loan file was not disclosed within 3 days of the application date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1719	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The HUD-1 provided in the loan file was not signed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1720	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1721	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The HUD-1 provided in the loan file was not signed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1722	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1723	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1724	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1725	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD statement is not marked final, stamped and fully executed. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1726	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1727	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1728	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The flood cert indicated that flood insurance was required and there is not evidence in the file

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1729	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The HUD is not marked as “final, ” nor is it signed by all parties, or stamped true and accurate by the settlement agent with their signature or initials. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1730	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not marked final, stamped or fully executed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1731	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1732	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1733	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1734	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1735	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1736	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date , initial TIL is missing.

 (Cleared) There are additional Compliance Findings. Secondary Market Exceptions and Loan Conditions This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1737	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1738	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The HUD-1 provided in the loan file was unsigned.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) Right to Cancel Notice provided in the loan file was not signed or dated by all required parties.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1739	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The HUD-1 provided in the loan file was not signed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1740	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The HUD-1 provided in the loan file was not signed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1741	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date , the initial GFE is missing from the file.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1742	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1743	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The HUD-1 provided in the loan file was not signed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1744	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1745	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The HUD-1 provided in the loan file was not signed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1746	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Final HUD is missing the borrower’s signature. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1747	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Final HUD is missing the borrower’s signature. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D

Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	1748	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Final HUD is missing the borrower’s signature. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1749	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1750	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1751	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1752	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1753	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1754	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The Flood Certification was missing from the file.	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1755	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Final HUD is missing the borrower’s signature. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1756	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not fully executed by the borrower (s)

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. FAIL
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1757	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1758	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1759	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Missing final HUD- 1

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1760	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1761	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1). Response 1 (XX/XX/XXXX 9:56AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1762	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. HUD is also not fully executed - not signed, not marked Final, not stamped Certified. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1763	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. There is no evidence that the Mortgage was notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1764	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. FAIL
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1765	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not fully executed by the borrower (s) (Open) The Initial GFE Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1766	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1767	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1768	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. ( 12 CFR §226.35(a)(1) as enacted in XXXX ) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1769	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. ( 12 CFR §226.35(a)(1) as enacted in XXXX ) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1770	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 4:35PM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer’s application. (12 CFR 1026.19(a)(1))
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1771	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1772	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. ( 12 CFR §226.35(a)(1) as enacted in XXXX ) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1773	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1774	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1775	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1776	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1777	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Open) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1778	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1779	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1780	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1781	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date. The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the Initial GFE Disclosure not provided in the loan file was not disclosed within 3 days of the application date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the Initial TIL Disclosure not provided in the loan file was not disclosed within 3 days of the application date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1782	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The Final HUD-1 was not signed.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1783	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1784	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1785	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The Final HUD-1 was not signed.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1786	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1787	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The Final HUD-1 was not signed.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1788	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1789	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1790	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1791	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date, unable to determine the date, the 1003 is missing.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1792	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1793	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1794	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed.

 (Open) The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the Initial GFE Disclosure not provided in the loan file was not disclosed within 3 days of the application date.

 (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed.

 (Open) The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the initial TIL Disclosure not provided in the loan file was not disclosed within 3 days of the application date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1795	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Open) There is no evidence that the Mortgage was recorded.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1796	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1797	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1798	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1799	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1800	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1801	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1802	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1803	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1804	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed.

 (Open) The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the initial GFE Disclosure not provided in the loan file was not disclosed within 3 days of the application date.

 (Open) The file is missing the initial and any re-disclosed GFEs-. A review of compliance for RESPA reform could not be completed.

 (Open) The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the initial TIL Disclosure not provided in the loan file was not disclosed within 3 days of the application date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1805	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1806	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. . The final HUD-1 was only signed by the Borrower, missing the co-borrower and title agent signatures.

 (Open) The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the initial GFE Disclosure not provided in the loan file was not disclosed within 3 days of the application date.

 (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed.

 (Open) The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the initial TIL Disclosure not provided in the loan file was not disclosed within 3 days of the application date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1807	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1808	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1809	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1810	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1811	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1812	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 9:59AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) You submitted no impound amounts for this loan. Regulation Z prohibits a lender from making a first lien higher priced mortgage loan unless an escrow account is established before consummation for payment of property taxes and premiums for mortgage-related insurance. (12 CFR 1026.35(b)(3))
 Response 1 (XX/XX/XXXX 9:59AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 10:00AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.

									N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1813	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1814	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1815	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1816	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Not signed

 (Cleared) There are additional Compliance Findings. Secondary Market Exceptions and Loan Conditions This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1817	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1818	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1819	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1820	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1821	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1822	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1823	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1824	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement in the loan file , unable to run Compliance Ease Report , or do a RESPA comparison with the GFE. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	1825	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1826	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1827	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1828	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The loan failed the Rescission test. Federal TILA This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1829	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1830	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1831	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1832	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1833	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. *** NOT SIGNED (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1834	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1835	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1836	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1837	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1838	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1839	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan failed the Rescission test. The funding date is before the third business day following consummation. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1840	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1841	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. *** NOT SIGNED

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. ** This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1842	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. *** NOT SIGNED (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1843	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1844	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1845	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1846	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1847	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. *** NOT SIGNED

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. ** This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1848	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. ***NOT SIGNED

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. *** This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1849	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan failed the Rescission test. The funding date is before the third business day following consummation. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1850	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. ** NOT SIGNED (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1851	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1852	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1853	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1854	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. No GFE in the file (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. No GFE in the loan file (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. Only final TIL in the file	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1855	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1856	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 11:40AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1857	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1858	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1859	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1860	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. *** NOT SIGNED

 (Cleared) There are additional Compliance Findings. ** This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1861	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1862	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. *** NOT SIGNED

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1863	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The disclosed finance charge ($$XXXX) is ($$XXXX) below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 8:14AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

									N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1864	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. *** NOT SIGNED

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. ** This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1865	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1866	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.*** NOT SIGNED

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings.** This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1867	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 8:19AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge($XXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 8:18AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 8:18AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

									N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1868	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1869	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1870	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1871	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1872	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was not signed, marked as Final or stamped certified.

 (Cleared) The final TIL does not reflect the loan terms properly. The final TIL is missing.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1873	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan failed the Rescission test. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1874	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1875	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. No HUD-1 was provided in the loan file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	1876	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1877	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1878	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD statement is not marked final, stamped or fully executed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1879	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1880	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1881	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Final HUD-1 not signed by all parties, and/or stamped true and accurate. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1882	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1883	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was not signed, marked as Final or stamped certified. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1884	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1885	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD statement is not marked final, stamped or fully executed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1886	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1887	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1888	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1889	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1890	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1891	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1892	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1893	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD statement is not marked final, stamped or fully executed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1894	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1895	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1896	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1897	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD statement is not marked final, stamped or fully executed.

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1898	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD statement is not marked final, stamped or fully executed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1899	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not marked final, stamped or fully executed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1900	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1901	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1902	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The settlement statement in the loan file is not marked final, stamped or fully executed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1903	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1904	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1905	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1906	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1907	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1908	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1909	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1910	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1911	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1912	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1913	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1914	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1915	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1916	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1917	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1918	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	1919	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1920	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. It was not executed, marked as Final or stamped certified. (Open) The flood cert is missing from the loan file. (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1921	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. **HUD has not been signed or certified as the final (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1922	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	1923	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the final as it was not fully executed.

 (Open) Flood cert is missing from the file

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. FAIL
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1924	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response 1 (XX/XX/XXXX 1:02PM)
Further review of the documentation provided confirmed the HUD settlement statement is not marked final, stamped or fully executed.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response 1 (XX/XX/XXXX 1:01PM)
Further review of the loan file confirmed the funding date was XX/XX/XXXX, which is after the rescission period.

 (Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The flood cert was missing from the loan file.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1925	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1926	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was not signed, marked as Final or stamped certified. (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1927	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1928	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and is not marked Final or a true copy.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1929	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The flood cert is missing from the loan file.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1930	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and is not marked Final or a true copy.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1931	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1932	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1933	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1934	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1935	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1936	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1937	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1938	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. NOT SIGNED OR STAMPED (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1939	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed.

 (Open) The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the initial GFE Disclosure not provided in the loan file was not disclosed within 3 days of the application date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the initial TIL Disclosure not provided in the loan file was not disclosed within 3 days of the application date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1940	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan failed the Rescission test. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1941	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.There was no indication that this was the final HUD - HUD was not labeled nor was it signed by the borrowers (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1942	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1943	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1944	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1945	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 3:42PM)
The final HUD was provided along with the signed Right to Cancel.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1946	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1947	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. The document was not signed or finalized. (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded.	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1948	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 3:19PM)
The final HUD was provided along with the signed Right to Cancel.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1949	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1950	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1951	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. The document is not signed or stamped as final. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1952	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and is not marked final or a true copy
 Response 1 (XX/XX/XXXX 3:51PM)
The final HUD was provided along with the signed Right to Cancel.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1953	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 2:41PM)
The final HUD was provided along with the signed Right to Cancel.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. are additional Compliance Findings.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1954	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 2:49PM)
The final HUD was provided along with the signed Right to Cancel.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1955	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. unsigned (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1956	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 2:32PM)
The final HUD was provided along with the signed Right to Cancel.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1957	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and is not marked final or a true copy.
 Response 1 (XX/XX/XXXX 3:30PM)
The HUD-1 provided is marked Final, endorsed or signed, or stamped as certified. Unable to determine the document provided is the Final HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1958	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. Unable to determine the 3 day respa date due to missing 1003

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1959	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. NOT SIGNED OR STAMP
 Response 1 (XX/XX/XXXX 12:09PM)
The final HUD was provided along with the signed Right to Cancel.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1960	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1961	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1962	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date. The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the initial GFE Disclosure not provided in the loan file was not disclosed within 3 days of the application date.

 (Open) The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the initial TIL Disclosure not provided in the loan file was not disclosed within 3 days of the application date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1963	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1964	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and is not marked final or a true copy.
 Response 1 (XX/XX/XXXX 3:55PM)
The HUD-1 provided is not marked as Final, endorsed or signed, or stamped certified. Unable to determine that the document provided is the Final HUD-1

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1965	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 is not signed.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1966	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 2:13PM)
The final HUD was provided along with the signed Right to Cancel.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1967	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the Initial GFE Disclosure not provided in the loan file was not disclosed within 3 days of the application date. (Open) The file is missing the initial, any re-disclosed GFEs and the Final GFE. A review of compliance for RESPA reform could not be completed. (Open) The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the Initial TIL Disclosure not provided in the loan file was not disclosed within 3 days of the application date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1968	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and is not marked Final or a true copy.
 Response 1 (XX/XX/XXXX 11:46AM)
The final HUD was provided along with the signed Right to Cancel.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1969	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1970	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 2:04PM)
The final HUD was provided along with the signed Right to Cancel.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1971	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 - it was not stamped as certified, signed, or marked as Final. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1972	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence that the Mortgage was recorded.
 Response 1 (XX/XX/XXXX 1:51PM)
The recorded Mortgage was provided

 (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 1:50PM)
The final HUD was provided along with the signed Right to Cancel.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1973	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1974	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file. Unable to determine the 3 day respa date due to missing 1003
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The loan failed the Rescission test.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1975	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1976	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Rate Lock Date not in the loan file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1977	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1978	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1979	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	1980	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The initial Truth and Lending Disclosure is missing from the file; therefore, it could not be determined if the Initial Disclosure Date is within 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1981	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not fully executed
 Response 1 (XX/XX/XXXX 6:03PM)
The final HUD-1 settlement statement was provided.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. FAIL
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1982	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 provided is not signed by all parties and/or is not stamped true and accurate.
 Response 1 (XX/XX/XXXX 12:02PM)
The final HUD was provided along with the signed Right to Cancel.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1983	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The initial Truth and Lending Disclosure is missing from the file; therefore, it could not be determined if the Initial Disclosure Date is within 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1984	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The initial Truth and Lending Disclosure is missing from the file; therefore, it could not be determined if the Initial Disclosure Date is within 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1985	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	1986	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	1987	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and is not marked Final or a true copy.
 Response 1 (XX/XX/XXXX 9:48AM)
The final HUD was provided along with the signed Right to Cancel.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1988	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 7:52AM) The Final HUD was provided. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1989	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The initial Truth and Lending Disclosure is missing from the file; therefore, it could not be determined if the Initial Disclosure Date is within 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1990	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1991	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file was not signed.
 Response 1 (XX/XX/XXXX 12:40PM)
Review of the documentation provided confirms that the HUD settlement statement is not marked final, stamped or fully executed.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial and final GFE. A review of compliance for RESPA reform could not be completed.

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1992	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The loan file did not contain a copy of the application; therefore, it could not be determined if the Initial Disclosure Date is within 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1993	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1994	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The loan file did not contain a copy of the application; therefore, it could not be determined if the Initial Disclosure Date is within 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1995	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1996	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 7:48AM) The Final HUD was provided. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	1997	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and is not marked Final or a true copy.
 Response 1 (XX/XX/XXXX 11:44AM)
The final HUD was provided along with the signed Right to Cancel.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D

Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	1998	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge($XXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 11:45AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 11:45AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

									N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	1999	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and is not marked Final or a true copy.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2000	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2001	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response 1 (XX/XX/XXXX 12:15PM)
This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response 1 (XX/XX/XXXX 12:04PM)
The Boarding Document and the Right to Cancel for the funding date were provided and confirmed that the funding date is after the rescission period.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The final TIL does not reflect the loan terms properly. TIL incomplete unable to determine if TIL was within 3 days.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2002	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2003	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. This loan failed the initial TIL disclosure date test due to one of the following: (12 CFR §1026.17(b),1026.19(a), transferred from 12 CFR §226.17(b), 226.19(a), as amended in XXXX)The date creditor received the application (formerly application date) is on or after XX/XX/XXXX, and: The loan is a mortgage transaction subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601 et seq.) that is secured by the consumer’s dwelling; and The initial TIL disclosure date is not later than the third business day (counting days on which the creditor’s offices are open to the public for carrying on substantially all of its business functions) after the creditor receives the consumer’s written application; and The initial TIL disclosure date is not later than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction. Or, the application date of the loan is before XX/XX/XXXX, and The loan is a “residential mortgage transaction” subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601 et seq.); and The initial TIL disclosure date is before consummation or three business days after the creditor receives the consumer’s written application, whichever is earlier. This calculations takes into account a user-submitted designation of the days that the creditor’s office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(a)(1)(i) (early disclosures three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:

									N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2004	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) HUD-1Final. It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or marked as final. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2005	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) HUD-1Final. It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or marked as final.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Page 1 of the HUD statement was not available and therefore could not be used to confirm whether or not the Cost to Cure had been included.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2006	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 7:36AM) The Final HUD was provided. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2007	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2008	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2009	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) HUD-1Final. It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or marked as final. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2010	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and is not marked Final or a true copy.
 Response 1 (XX/XX/XXXX 9:43AM)
The final HUD was provided along with the signed Right to Cancel.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2011	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2012	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2013	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) HUD-1Final. It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or marked as final. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2014	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2015	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2016	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) HUD-1 Final. It could not be determined that the HUD-1provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or marked as final. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2017	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) HUD-1Final. It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or marked as final. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2018	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The Flood Cert is missing from the Loan file.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2019	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2020	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and it is not marked Final or a true copy.
 Response 1 (XX/XX/XXXX 9:35AM)
The final HUD was provided along with the signed Right to Cancel.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2021	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2022	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2023	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Rate Lock Date not in the loan file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2024	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) HUD-1 Final. It could not be determined that the HUD-1provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or marked as final.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2025	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2026	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2027	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2028	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2029	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and it is not marked Final or a true copy.
 Response 1 (XX/XX/XXXX 4:51PM)
Hud was provided. Under further review, borrower signature not required, signature on notice of right to cancel

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 4:49PM)
Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2030	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or marked as true and accurate.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2031	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2032	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2033	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2034	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2035	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2036	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not fully executed by the borrower (s)	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2037	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Not Tested	Yes	(Open) There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA XXXX review, and final HUD-1 accuracy.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2038	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2039	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 6:10PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed. Response 1 (XX/XX/XXXX 6:09PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2040	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2041	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2042	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and it is not marked Final or a true copy.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2043	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2044	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2045	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Note was missing from the file. Response 1 (XX/XX/XXXX 8:22AM) The note was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2046	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2047	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Not Tested	Yes	(Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Open) There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA XXXX review, and final HUD-1 accuracy.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2048	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Not Tested	Yes	(Open) There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA XXXX review, and final HUD-1 accuracy.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2049	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2050	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2051	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2052	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The settlement statement is not marked final, stamped or executed. Response 1 (XX/XX/XXXX 5:09PM) The Final HUD was provided. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2053	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The flood cert is missing from the loan file.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2054	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2055	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 5:14PM)
The Final HUD was provided.

 (Cleared) The Initial Disclosure Date is less than 7 business days before the Consummation Date. Under Reg Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 7th business day before consummation of the transaction. (12 CFR 1026.19(a)(2)(i))
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer’s application. (12 CFR 1026.19(a)(1))
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2056	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2057	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2058	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2059	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the charges that in total cannot increase more than XX% test. A cost to cure in the amount of $XXXX is required. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2060	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file was not signed. Response 1 (XX/XX/XXXX 2:44PM) Further review of the document provided confirms the HUD settlement statement is not marked final, stamped or fully executed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2061	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Note was missing from the file. Response 1 (XX/XX/XXXX 8:21AM) The note was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2062	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file was not signed or executed. Response 1 (XX/XX/XXXX 6:08PM) The final HUD-1 settlement statement was provided. Additionally, the signed Disclosure Statement was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2063	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Note was missing from the file. Response 1 (XX/XX/XXXX 8:18AM) The note was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2064	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response 1 (XX/XX/XXXX 12:12PM)
This is a new audit finding based on the newly received final HUD and final TIL. See finding #5 of 5.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 was not signed or stamped as true and accurate.
 Response 1 (XX/XX/XXXX 5:43PM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response 1 (XX/XX/XXXX 5:36PM)
The final TIL was provided.

 (Open) The file is missing the initial GFE. All GFE’s are missing. A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2065	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and it is not marked Final or a true copy.
 Response 1 (XX/XX/XXXX 4:33PM)
Hud was provided. Under further review, borrower signature not required, signature is on notice of right to cancel.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2066	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2067	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and it is not marked Final or a true copy.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2068	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2069	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2070	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2071	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Note was missing from the file. Response 1 (XX/XX/XXXX 8:13AM) The note was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2072	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2073	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2074	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2075	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2076	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2077	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2078	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2079	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2080	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2081	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2082	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2083	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2084	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Note was missing from the file. Response 1 (XX/XX/XXXX 8:08AM) The note was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2085	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2086	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2087	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2088	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was not signed, marked as Final or stamped certified.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2089	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2090	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2091	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2092	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2093	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2094	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2095	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2096	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Inaccurate Mortgage. The mortgage was not completed accurately. The mortgage is not notarized.

 (Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The lender’s disclosed “Right to Cancel Expire Date” (XX/XX/XXXX) is earlier than the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2097	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 6:01PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was not signed, marked as Final or stamped certified. Response 1 (XX/XX/XXXX 5:58PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2098	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2099	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the charges that in total cannot increase more than XX% test. A cost to cure in the amount of $XXXX is required. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2100	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2101	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2102	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2103	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 12:24PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Final HUD-1 not signed by all parties, and /or Stamped true and accurate. Response 1 (XX/XX/XXXX 12:23PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2104	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2105	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2106	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2107	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2108	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response 1 (XX/XX/XXXX 10:57AM) After further review of HUD-1 it has been determined that the closing cost credit given covers cost to cure.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2109	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2110	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2111	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers. (Open) The Initial GFE Date is more than 3 business days from the Application Date. Earliest GFE in file is dated XX/XX/XXXX and Loan Application date was XX/XX/XXXX. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. Earliest TIL in file is dated XX/XX/XXXX and loan application date was XX/XX/XXXX.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2112	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2113	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2114	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2115	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2116	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2117	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2118	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2119	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrower.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2120	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 5:53PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was not signed, marked as Final or stamped certified. Response 1 (XX/XX/XXXX 5:51PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2121	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2122	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the borrowers.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2123	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file is not stamped Final or signed by the borrowers.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2124	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the borrower. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2125	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrower. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2126	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2127	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the borrowers.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2128	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. Response 1 (XX/XX/XXXX 4:53PM) The Good Faith Estimate (GFE) was provided. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was not signed, marked as Final or stamped certified. Response 1 (XX/XX/XXXX 4:48PM) The final HUD-1 settlement statement was provided. Additionally, the signed Disclosure Statement was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2129	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the borrowers.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2130	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2131	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the borrower.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2132	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrower. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2133	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final and was not signed by the Borrowers. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2134	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2135	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2136	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrower.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2137	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrower.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2138	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file is not stamped Final or signed by the borrower.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2139	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 as it was not signed	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2140	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2141	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2142	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2143	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2144	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2145	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2146	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2147	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2148	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2149	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2150	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was not signed, marked as Final or stamped certified.

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2151	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2152	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2153	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2154	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2155	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2156	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2157	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2158	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2159	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2160	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect not signed, Final or stamped .	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2161	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2162	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 4:08PM) Hud was provided. under further review, borrower signature not required, signature is on notice of right to cancel. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2163	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2164	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 10:52AM)
The final HUD was provided along with the signed Right to Cancel.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. Secondary Market Exceptions and Loan Conditions This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2165	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was not signed, marked as Final or stamped certified.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2166	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2167	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2168	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2169	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The APR or Amount Financed shown on the final TIL are outside of allowable tolerances.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2170	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2171	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2172	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2173	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2174	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2175	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 3:54PM) Hud was provided. under further review, borrower signature not required, signature is on notice of right to cancel. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2176	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2177	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2178	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2179	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 4:56PM) Under further review signature by borrower on Hud not required on refinance, right to cancel was signed. (Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2180	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2181	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was not signed, marked as Final or stamped certified.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2182	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2183	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2184	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2185	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 1:48PM) A HUD-1 was provided. It was not marked Final, signed or stamped certified but a signed ROR was in the file. (Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2186	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2187	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2188	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect -it was not signed, marked final, or stamped certified.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2189	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2190	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2191	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2192	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect - not signed, marked Final or stamped Certified.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2193	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2194	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 is not signed, and/or stamped true and certified.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2195	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan is not signed. Response 1 (XX/XX/XXXX 10:56AM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2196	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2197	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2198	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2199	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2200	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2201	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2202	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2203	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. There is no evidence that the Mortgage was notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2204	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2205	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2206	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2207	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2208	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2209	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2210	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2211	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was not signed by the borrower and it is not marked Final or a true copy.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2212	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2213	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2214	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2215	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Final HUD1 Settlement Statement provided in the loan file is not signed nor either stamped are labeled Final. Response 1 (XX/XX/XXXX 10:36AM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response 1 (XX/XX/XXXX 10:35AM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2216	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. There is no evidence that the Mortgage was notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2217	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2218	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1),transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h),transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed, due to unable to verify due to missing 1003..

 (Cleared) The initial Truth and Lending Disclosure is missing from the file due to unable to verify due to missing 1003.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4),transferred from 12 CFR §226.22(a)(2), (4))The annual percentage rate (APR) is X%. The disclosed APR of X% is not considered accurate because it is more than X of X percentage point above or below the APR as determined in accordance with the actuarial method.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2219	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2220	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.no signature (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2221	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.MISSING SIGNATURE	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2222	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2223	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2224	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.missing signature	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2225	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.no signature	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2226	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.HUD was not fully executed by the borrower(s)	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2227	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.MISSING SIGNATURE	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2228	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement, Hud unsigned
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2229	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO signature	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2230	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.no signature	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2231	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was not signed by the borrower and is not marked Final or a true copy.
 Response 1 (XX/XX/XXXX 11:42AM)
The Final HUD was provided.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. There is not an initial TIL in the loan file.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2232	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2233	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response 1 (XX/XX/XXXX 1:12PM)
Further review of the loan file confirmed the funding date was XX/XX/XXXX, which is after the rescission period.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2234	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 10:27AM)
Further review of the final HUD confirmed the Lender credits increased at closing, all borrower costs were paid by lender.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed unable to verify due to no 1003 in file.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file unable to verify due to no 1003 in file..
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2235	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.not signed	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2236	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. unsigned (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2237	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2238	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement, unsigned HUD Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2239	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 10:50AM) The final HUD was provided along with the signed Right to Cancel. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2240	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2241	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1). Response 1 (XX/XX/XXXX 12:32PM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2242	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 8:48AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX FAIL
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2243	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2244	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2245	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2246	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and it is not marked Final or a true copy.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2247	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 10:48AM) The final HUD was provided along with the signed Right to Cancel. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D

Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	2248	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD is unsigned
 Response 1 (XX/XX/XXXX 9:54AM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2249	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and it is not marked Final or a true copy. Response 1 (XX/XX/XXXX 12:05PM) The Final HUD was provided. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 12:04PM) The Lender credit was increased to offset the fee increase of the same amount, all closing costs are paid by the lender requiring no cost to cure.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2250	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 10:41AM) The Final HUD-1 was provided. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2251	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response 1 (XX/XX/XXXX 9:30AM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Cleared) There is no evidence of a final HUD-1 Settlement Statement, was unsigned Response 1 (XX/XX/XXXX 9:29AM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2252	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 9:19AM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Cleared) There is no evidence of a final HUD-1 Settlement Statement, was unsigned Response 1 (XX/XX/XXXX 9:18AM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2253	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 11:03AM) After further review of HUD-1 it has been determined that the closing cost credit given covers cost to cure.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2254	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 8:55AM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Cleared) There is no evidence of a final HUD-1 Settlement Statement. hud not signed Response 1 (XX/XX/XXXX 8:54AM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2255	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.The HUD is unsigned (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2256	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD- not signed Response 1 (XX/XX/XXXX 8:49AM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 8:48AM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2257	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and is not marked Final or a true copy. Response 1 (XX/XX/XXXX 12:02PM) The Final HUD was provided. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 12:01PM) The Lender credit was increased to offset the fee increase of the same amount, all closing costs are paid by the lender requiring no cost to cure.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2258	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2259	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2260	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and is not marked Final or a true copy. Response 1 (XX/XX/XXXX 11:58AM) The Final HUD was provided. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 11:57AM) The Lender credit was increased to offset the fee increase of the same amount, all closing costs are paid by the lender requiring no cost to cure.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2261	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2262	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2263	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2264	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2265	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2266	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2267	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the borrowers. (Open) The Initial GFE Date is more than 3 business days from the Application Date. GFE in file is dated XX/XX/XXXX and loan application date was XX/XX/XXXX. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. Initial TIL in file is dated XX/XX/XXXX and loan application date was XX/XX/XXXX.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2268	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the borrower. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2269	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not stamped Final or signed by the Borrowers.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2270	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the borrowers.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2271	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file is not stamped Final or signed by the Borrower.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2272	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2273	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD provided was not stamped Final or signed by the borrower. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2274	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the borrowers.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2275	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2276	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2277	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the borrowers. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2278	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and it is not marked final or a true copy. Response 1 (XX/XX/XXXX 5:10PM) The Final HUD was provided. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 5:09PM) The Lender credit was increased to offset the fee increase of the same amount, all closing costs are paid by the lender requiring no cost to cure.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2279	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2280	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2281	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2282	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2283	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was not signed by the borrower and it was not marked Final or a true copy.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2284	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2285	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2286	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 2:37PM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response 1 (XX/XX/XXXX 2:36PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2287	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2288	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2289	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2290	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2291	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Final TIL was not signed.
 Response 1 (XX/XX/XXXX 2:42PM)
The Final TIL was provided.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file was not signed.
 Response 1 (XX/XX/XXXX 2:42PM)
Further review of the document provided confirms the HUD is not marked final, stamped or fully executed.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Cleared) The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4), transferred from 12 CFR §226.22(a)(2), (4)) The annual percentage rate (APR) is XX%. The disclosed APR of XX% is not considered accurate because it is more than X of X percentage point above or below the APR as determined in accordance with the actuarial method.
 Response 1 (XX/XX/XXXX 2:41PM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2292	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 2:32PM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response 1 (XX/XX/XXXX 2:31PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2293	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2294	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2295	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response 1 (XX/XX/XXXX 4:22PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and is not marked Final or a true copy. Response 1 (XX/XX/XXXX 4:14PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2296	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or marked as true and accurate. Response 1 (XX/XX/XXXX 2:23PM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response 1 (XX/XX/XXXX 2:22PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2297	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The disclosed finance charge ($XXXX) is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2298	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not signed or marked final. Response 1 (XX/XX/XXXX 2:15PM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response 1 (XX/XX/XXXX 2:12PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2299	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 1:59PM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response 1 (XX/XX/XXXX 1:54PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2300	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response 1 (XX/XX/XXXX 1:46PM) Further review of the final HUD confirmed all closing costs were paid by the Lender. No cost to cure required.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2301	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2302	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2303	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2304	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2305	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2306	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2307	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2308	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2309	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 is not noted as Final, signed or stamped as certified.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2310	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2311	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2312	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2313	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The flood cert in the loan file has expired. No current flood cert was provided.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2314	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2315	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2316	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary section is not executed. (Open) The flood cert indicated that flood insurance was required and there is not evidence in the file.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2317	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2318	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2319	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. Secondary Market Exceptions and Loan Conditions This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2320	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2321	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2322	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2323	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX% cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2324	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2325	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2326	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2327	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2328	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2329	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2330	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1). Response 1 (XX/XX/XXXX 10:16AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2331	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.The final HUD-1 was not signed	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2332	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file is not stamped Final or signed by the Borrowers. (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date. (Open) The Initial GFE Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2333	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.The final HUD-1 was not signed	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2334	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX% cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2335	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX% cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2336	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX%cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2337	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.The final HUD-1 was not signed (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX% cure in the amount of $ $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2338	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2339	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed

 (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2340	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2341	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2342	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed

 (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX% cure in the amount of $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2343	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrower. (Open) The Initial GFE Date is more than 3 business days from the Application Date. The Earliest GFE in the file is XX/XX/XXXX and the Application date was XX/XX/XXXX. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. Earliest TIL in the file is XX/XX/XXXX and the application date was XX/XX/XXXX.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2344	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2345	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2346	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2347	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.The final HUD-1 was not stamped Final or signed by the Borrowers.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX% cure in the amount of $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2348	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or stamped Final. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2349	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not stamped Final or signed by the Borrowers.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2350	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The FINAL binding HUD-1 was not signed by all parties and/or stamped true and accurate (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2351	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2352	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 in file is not executed by all parties and/or stamped true and accurate.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2353	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2354	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2355	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The FINAL binding HUD-1 was not signed by all parties and /or true and accurate.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2356	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2357	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The Final HUD-1 was not signed by all parties and/or stamped true and accurate.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2358	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2359	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2360	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The FINAL binding HUD-1 was not signed by all parties and/or stamped true and accurate. (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX% cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2361	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2362	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2363	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2364	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2365	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2366	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2367	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Final HUD-1 not executed by all parties, and/or stamped true and accurate.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2368	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2369	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX% cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2370	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2371	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX% cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2372	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2373	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2374	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) Application- The final application is missing required by guides. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report is missing from loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2375	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2376	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX% cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2377	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX% cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2378	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 3:42PM)
The Boarding Data Sheet confirmed the funding date was XX/XX/XXXX, which was after the rescission period.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2379	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2380	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2381	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX% cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2382	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2383	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2384	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2385	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or marked Final or a true copy. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2386	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2387	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2388	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2389	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mtg was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2390	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2391	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX% cure in the amount of $XXXX. Response 1 (XX/XX/XXXX 11:08AM) After further review of HUD-1 it has been determined that the closing cost credit given covers cost to cure.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2392	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2393	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2394	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2395	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2396	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2397	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2398	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Loan Originator are not listed on the Note/Mortgage. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2399	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2400	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2401	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file was not signed. Response 1 (XX/XX/XXXX 11:46AM) The HUD was provided. (Open) The settlement statement is not compliant with RESPA Reform requirements.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2402	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2403	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Loan Originator are not listed on the Note/Mortgage. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2404	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Loan Originator are not listed on the Note/Mortgage.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2405	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Loan Originator are not listed on the Note/Mortgage.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2406	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2407	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was execute by all parties, and/or stamped true and accurate.	(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired. (Open) Application- The final application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is missing from the loan file.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2408	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2409	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2410	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) Credit Report- The credit report is missing from loan file. (Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Application- The final application is missing as required by guides.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2411	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2412	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2413	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2414	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2415	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1). Response 1 (XX/XX/XXXX 11:59AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2416	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2417	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was not executed by all parties and/or stamped true and accurate.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2418	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost toXX% cure in the amount of $XXXX Response 1 (XX/XX/XXXX 11:10AM) After further review of HUD-1 it has been determined that the closing cost credit given covers cost to cure.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2419	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file was not signed. Response 1 (XX/XX/XXXX 12:24PM) Review of the document provided confirms that the HUD settlement statement is not marked final, stamped or fully executed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2420	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2421	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2422	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2423	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2424	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response 1 (XX/XX/XXXX 3:27PM) The Final HUD was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2425	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2426	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing as required by guides. (Open) Credit Report- The credit report is missing from loan file.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2427	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2428	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2429	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2430	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2431	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2432	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Credit Report- The credit report is missing from the loan file. (Open) VVOE required- The loan file does not contain a VOE or VVOE for the coborrower as required. The borrower is self employed and a third party business search was not provided.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2433	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2434	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2435	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Application- The final application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is missing from the loan file.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2436	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The flood cert indicated that flood insurance was required and there is not evidence in the file

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2437	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2438	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is missing from the loan file.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2439	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2440	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file was not signed.
 Response 1 (XX/XX/XXXX 12:30PM)
Review of the documentation provided confirms that the HUD settlement statement is not marked final, stamped or fully executed.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The settlement statement is not compliant with RESPA Reform requirements.

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2441	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2442	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2443	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2444	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2445	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge($XXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 11:04AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 11:55AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) Application- The initial and final application is missing from the loan file. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report is missing from the loan file. (Open) VVOE required- A VVOE’s is required within 10 days of Note date. No VVOE’s are in the file.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2446	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2447	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2448	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2449	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2450	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2451	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2452	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2453	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2454	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2455	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers.

 (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date. Application date was XX/XX/XXXX and earliest GFE in the file was XX/XX/XXXX.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. Application Date was XX/XX/XXXX and earliest TIL in file was XX/XX/XXXX.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2456	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The HUD-1 provided in the loan file is not executed by all parties and/or stamped true and accurate. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2457	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not signed, marked as Final or stamped certified.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2458	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not signed, marked as Final or stamped certified.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2459	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was executed by all parties and/or stamped true and accurate. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2460	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is missing from the loan file.	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2461	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was executed by all parties and/or stamped true and accurate.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2462	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not signed, marked as final or stamped certified. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2463	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) Income Docs- The income/employment is not documented properly according to guides, pay stub is from XX (Note date XX) (Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is missing from the loan file.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2464	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The HUD-1 provided in the loan file is not executed by all parties, and/or stamped true and accurate. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2465	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 11:53AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) Application- The initial and final application is missing from the loan file. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2466	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was executed by all parties and/or stamped true and accurate. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2467	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2468	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not executed by the all parties, and/or stamped true and accurate. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2469	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2470	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was executed by all parties and/or stamped true and accurate.	(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file (Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is missing from the loan file. (Open) REO PITI- The Borrower(s) own other real estate and the PITI for each additional mortgage is not confirmed/documented?	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2471	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2472	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The settlement statement is not compliant with RESPA Reform requirements.	(Open) Application- The initial application is missing or not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is missing from the loan file.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2473	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2474	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2475	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2476	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The Flood Cert is missing from the Loan file.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2477	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2478	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2479	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2480	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2481	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2482	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2483	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not fully executed by the borrower (s)	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2484	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1). Response 1 (XX/XX/XXXX 11:50AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) Application- The initial and final application is missing from the loan file. (Open) Credit Report- The credit report is missing from the loan file. (Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrowers.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2485	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2486	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2487	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2488	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2489	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2490	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2491	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2492	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2493	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2494	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2495	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report is missing from the loan file. (Open) Income Docs- The income/employment is not documented properly according to guides. Missing W2’s and updated Social Security Award letter. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. Missing the VVOE.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2496	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2497	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3)) Response 1 (XX/XX/XXXX 3:21PM) The Right to Cancel was provided. The document was signed on day of closing XX/XX/XXXX funding on XX/XX/XXXX; this loan does not fail the Rescission period test.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A

Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	2498	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2499	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2500	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or marked Final or a true copy (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2501	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed or marked Final or a true copy.

 (Cleared) There are additional Compliance Findings. XX Constitution A6 This loan failed the total indebtedness test due to one of the following findings: (XXXX Constitution, Article 16, Section 50 (a)(6)(B), as amended Sept. XXXX)The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XX% of the fair market value of the homestead on the date the extension of credit is made. No CLTV ratio was provided. For XX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XX% of the fair market value of the homestead on the date the extension of credit is made.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report is missing from the loan file. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. Missing VVOE.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2502	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2503	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or marked Final or a true copy (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2504	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or marked Final or a true copy. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2505	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2506	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2507	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (XX/XX/XXXX 3:07PM) The Boarding Data Sheet confirmed the funding date was XX/XX/XXXX, which was after the rescission period.	(Open) Application- The initial application is missing (Open) AUS Missing- The AUS is missing from the loan file (Open) Income Docs- One pay stub and the XX W2 was provided, the XX W2 and the VVOE were omitted (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file (Open) Credit Report- The credit report is missing.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2508	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2509	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2510	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed or marked Final or a true copy (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2511	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or marked final or a true copy.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2512	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or marked final or a true copy (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2513	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2514	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2515	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2516	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2517	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2518	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2519	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report is missing from the loan file. (Open) Income Docs- The income/employment is not documented properly according to guides. Missing XX W2 required with no AUS. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. Missing VVOE.	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2520	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrower.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2521	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2522	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2523	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrower. (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2524	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2525	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2526	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the borrower.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing. (Open) Credit Report- The credit report is missing from the loan file. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. Missing VVOE.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2527	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2528	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2529	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2530	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2531	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2532	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. X% Tolerance There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. XX% Tolerance. There is a cost to cure in the amount of $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The settlement statement is not compliant with RESPA Reform requirements.

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2533	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	(Open) Application- The final application is missing as required by guides. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report is missing from the loan file.	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2534	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed, marked as Final or stamped certified.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2535	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2536	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2537	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was not signed, stamped certified or marked as final.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2538	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was not signed, marked as final or stamped certified.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2539	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was not signed, stamped certified or marked as final. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report is a single bureau report and a tri-merge is required.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2540	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2541	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD 1 was not signed, stamped certified or marked as final.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2542	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The settlement statement is not compliant with RESPA Reform requirements.	(Open) Income Docs- The income/employment documentation is missing from the loan file (Open) Application- The initial application is missing (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is missing from the loan file (Open) Debts- Documentation verifying the current property tax expenses for the subject property was not provided (Open) Hazard Insurance- The loan was missing current hazard insurance policy on the subject property verifying the current expenses	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2543	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was executed by all parties, and/or stamped true and accurate.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2544	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2545	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2546	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Final TIL was incomplete not signed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) HUD-1 Settlement Statement provided in the loan file is not signed.	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2547	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2548	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mtg was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2549	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing from the loan file. (Open) Credit Report- The credit report is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2550	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 11:20AM) After further review of HUD-1 it has been determined that the closing cost credit given covers cost to cure.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2551	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2552	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2553	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2554	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2555	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2556	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2557	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2558	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2559	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2560	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2561	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2562	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 11:44AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 Response 2 (XX/XX/XXXX 11:46AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 11:42AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The disclosed APR (X) is lower than the actual APR (XXXX). The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than XX% on a regular mortgage transaction. (12 CFR Sections 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2)).
 Response (XX/XX/XXXX 10:00AM) Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The disclosed finance charge ($XXXX) is less than the actual finance charge ($XXXX) by ($XXXX). For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of X% of the note amount ($XXXX) or $XXXX whichever is greater. (12 CFR Sec. 1026.23(g); OSC 17(c)(2)(ii)-1).
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The (X%) disclosed APR is inaccurate. Under Reg Z, if the APR is inaccurate, a consumer must receive corrected disclosures no later than 3 business days before consummation. If corrected disclosures are delivered to a consumer other than in person, a consumer is deemed to have received them 3 business days after they are mailed or delivered. (12 CFR 1026.17(f); 1026.19(a)(2)(ii); 1026.22(a)(2))
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2563	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2564	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	(Open) AUS Missing-

The AUS is missing from the loan file

(Open) Application-

The initial and final applications are missing from the loan file.

(Open) Credit Report-

The credit report is missing from the loan file.

(Open) Income Docs-

The income/employment is not documented properly according to guides. Missing XX W2 to complete 2 year history.

(Open) Employment history-

Two full years of continuous employment history was not obtained for the borrower. Missing any VVOE.

(Open) Debts-

The DTI did not reflect all of the borrower’s debts resulting in a DTI that exceeds allowable tolerances. The subject is in a flood zone and the flood policy and premium are missing from the loan file.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2565	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2566	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrower.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2567	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2568	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Was not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2569	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Was not notarized (Cleared) The file contains no evidence of the Right to Cancel Notice for the co-borrower. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2570	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2571	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2572	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2573	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Not Tested	Yes	(Open) The Mortgage was missing from the file. (Open) There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA XXXX review, and final HUD-1 accuracy.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2574	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Note was missing from the file. Response 1 (XX/XX/XXXX 4:00PM) NOTE was found. (Open) The Mortgage was missing from the file. (Open) The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file (Open) There is no evidence that the Mortgage was recorded.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2575	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2576	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2577	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2578	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2579	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The file was found to be missing one or more of the federally required disclosures. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The loan is in compliance with all applicable laws and regulations	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2580	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2581	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2582	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2583	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2584	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2585	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2586	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2587	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The mortgage was not completed accurately. Missing Notary	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2588	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) Right to Cancel Notice provided in the loan file was inaccurate due to the expiration date being the same day as closing.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2589	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Inaccurate Mortgage. The mortgage was not completed accurately. The mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2590	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2591	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Inaccurate Mortgage. The mortgage was not completed accurately. The mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2592	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2593	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2594	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2595	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Inaccurate Mortgage. The mortgage was not completed accurately. The mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2596	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. THE SECOND BWR DID NOT SIGN THE RIGHT TO CANCEL NOTICE. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2597	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2598	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The mortgage was not completed accurately. Not Notarized .	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2599	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not Notarized .	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2600	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2601	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2602	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2603	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2604	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2605	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2606	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2607	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2608	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2609	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan failed the Rescission test. Federal TILA This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2610	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Missing Notary Signature and Stamp	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2611	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not Notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2612	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2613	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. Original mortgage is missing.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2614	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2615	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not Notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2616	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2617	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2618	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2619	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2620	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2621	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage has not been Notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2622	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2623	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2624	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The file contains no evidence of the Right to Cancel Notice for primary borrower Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2625	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2626	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2627	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2628	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2629	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2630	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2631	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2632	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2633	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2634	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2635	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2636	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2637	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2638	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2639	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2640	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2641	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The mortgage was not completed accurately. Mtg Was Not Notarized (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2642	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mtg Was Not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2643	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2644	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mtg was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2645	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The mortgage was not completed accurately. Mtg Was Not Notarized. (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2646	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2647	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mtg was not notarized. (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2648	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2649	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2650	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2651	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2652	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2653	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage Was Not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2654	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mtg Not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2655	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2656	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2657	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The Mortgage was not notarized. (Cleared) The file contains no evidence of the Right to Cancel Notice for both borrowers. A Right to Cancel Notice provided for 1 of 2 borrowers. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2658	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2659	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not recorded. Response (XX/XX/XXXX 10:00AM) Updated Grade	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2660	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2661	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Inaccurate Mortgage. The mortgage was not completed accurately. The mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2662	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3)). The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2663	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2664	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2665	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The note was not completed accurately. (Cleared) The Final TIL was incomplete. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2666	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2667	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2668	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2669	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. The right to cancel is missing the co-borrower signature. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2670	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2671	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The file contains no evidence of the Right to Cancel Notice. Form missing for 1 of 2 borrowers. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2672	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2673	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The flood cert indicated that flood insurance was required and there is not evidence in the file that flood insurance was provided at the time of the loan.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2674	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2675	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Public section not completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2676	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Note was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2677	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) There is no evidence that the mortgage was notarized. Response (XX/XX/XXXX 10:00AM) Updated Grade	N/A	3	N/A	3	B	C	N/A	N/A	B	C	B	C	N/A	N/A	B	C	B	C	N/A	N/A	B	C	B	C	N/A	N/A	B	C	B	C	N/A	N/A	B	C
XXXX	2678	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2679	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2680	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2681	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The Mortgage was missing from the file. (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2682	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2683	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The mortgage was not completed accurately. The mortgage is missing the notary’s signature. (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2684	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. (Cleared) The file contains no evidence of the Right to Cancel Notice for the co-borrower. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2685	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2686	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mtg not Notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2687	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not Notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2688	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2689	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2690	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2691	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary section incomplete	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2692	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mtg not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2693	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mtg not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2694	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2695	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2696	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2697	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2698	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2699	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Not Tested	Yes	(Cleared) There is no evidence that the Mortgage was recorded.
 Response 1 (XX/XX/XXXX 10:26AM)
Further review of the documentation in the file confirmed the mortgage was present and recorded as required.

 (Open) The Note was missing from the file.

 (Open) The file contains no evidence that the ARM Disclosure was provided to the borrower.

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA XXXX review, and final HUD-1 accuracy.

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2700	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mtg was not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2701	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2702	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2703	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2704	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2705	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2706	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2707	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2708	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2709	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2710	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2711	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2712	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2713	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2714	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The mortgage was not completed accurately , was not notarized .	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2715	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2716	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2717	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The file contains no evidence of the one of the two Right to Cancel Notices, for B2 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2718	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2719	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2720	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2721	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2722	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2723	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2724	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2725	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2726	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2727	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2728	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2729	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2730	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2731	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2732	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2733	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2734	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2735	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2736	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2737	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2738	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is missing the notary’s signature, seal and settlement date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2739	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The Mortgage is missing the notary’s signature, seal and settlement date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2740	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2741	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary section incomplete.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2742	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2743	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2744	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary section incomplete.

 (Cleared) This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3)) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Per the final signed HUD, the loan was closed on XX/XX/XXXX. A disbursement date was not provided, there is no way to determine if three days rescission was provided.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2745	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2746	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2747	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is missing the notary’s signature, seal and settlement date. (Cleared) The file contains no evidence of the Right to Cancel Notice for 1 of 2 borrowers. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C

Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	2748	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2749	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized. (Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2750	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2751	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2752	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2753	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2754	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. No witness signatures included.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2755	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2756	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2757	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2758	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurate. Mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2759	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not Notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2760	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z) Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2761	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately, not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2762	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3)). The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2763	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2764	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2765	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2766	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2767	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized .	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2768	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2769	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2770	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2771	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2772	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2773	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2774	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2775	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2776	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3)) The funding date is before the third business day following consummation. Per the final signed HUD, the loan was closed on XX/XX/XXXX. A disbursement date was not provided, there is no way to determine if three days rescission was provided.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2777	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2778	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not Notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2779	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2780	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2781	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2782	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2783	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2784	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2785	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2786	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2787	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2788	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2789	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2790	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL was not provided to all parties with the right to rescind. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2791	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2792	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2793	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2794	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2795	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2796	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2797	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2798	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2799	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2800	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2801	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2802	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2803	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2804	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Mortgage was missing from the file. Response 1 (XX/XX/XXXX 9:23PM) Review of documents in loan file confirmed the Acknowledgement of Multiple Indebtedness and the recording page with the county.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2805	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2806	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2807	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. (Cleared) The file contains no evidence of the Right to Cancel Notice. Missing for Co/ Borrower Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2808	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2809	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2810	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2811	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2812	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2813	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The Mortgage was missing from the file.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2814	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2815	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2816	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2817	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2818	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2819	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2820	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2821	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2822	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2823	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2824	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2825	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2826	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2827	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2828	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2829	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2830	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains evidence of the Right to Cancel Notice for the second borrower.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2831	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2832	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2833	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2834	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2835	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a (3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3)). The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2836	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2837	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2838	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2839	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized (Open) The flood cert indicated that flood insurance was required and there is not evidence in the file	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2840	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2841	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2842	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2843	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2844	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary sign was missing. (Open) There is no evidence that the Mortgage was recorded.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2845	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary sign was missing. (Open) The flood cert indicated that flood insurance was required and there is not evidence in the file. No policy in file is dated for closing period - no master condo insurance found.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2846	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2847	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary sign was missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2848	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2849	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2850	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2851	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2852	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2853	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2854	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2855	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2856	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Signature is missing in hud.

 (Open) The mortgage was not completed accurately. Mortgage is missing in loan file.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2857	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is missing in loan file.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. Both borrower signature should be there however one borrower signature is there only.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2858	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary signature is missing in loan file.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2859	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary signature is missing

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2860	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) Federal TILA This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. FAIL
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2861	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2862	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2863	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary signature was not there in mortgage.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2864	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary signature is missing in mortgage.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2865	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2866	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary signature was missing in mortgage.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2867	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary signature is missing in mortgage.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) Right to cancel notice was missing in loan file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2868	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary signature was missing in mortgage.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2869	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary signature is missing in mortgage.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2870	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2871	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2872	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2873	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2874	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2875	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.

 (Cleared) The lender’s disclosed “Right to Cancel Expire Date” (XX/XX/XXXX) is earlier than the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until the Expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) Right to Cancel Notice provided in the loan file was inaccurate expiration date should have been XX/XX/XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2876	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2877	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2878	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2879	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2880	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2881	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2882	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2883	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2884	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2885	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2886	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2887	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2888	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2889	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2890	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2891	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2892	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2893	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2894	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2895	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2896	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2897	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2898	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2899	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Acknowledgement of Existing Multiple Indebtedness Mortgage was provided; however, the previous mortgage was not provided.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2900	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2901	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2902	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2903	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Not Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized. (Open) There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA XXXX review, and final HUD-1 accuracy.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2904	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2905	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2906	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2907	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2908	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately, not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2909	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The recorded Mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2910	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately due to not being notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2911	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2912	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The Mortgage was missing from the file.

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2913	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary is not signed on Mortgage.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2914	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2915	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The Mortgage was not recorded and notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2916	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2917	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The file contains no evidence of the Right to Cancel Notice. Missing right to cancel for borrower 1. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2918	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2919	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2920	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The file failed one or more of the state threshold tests. This loan failed the XXXX subprime home loan test. (XXXX SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2921	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2922	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z) Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2923	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2924	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Inaccurate Mortgage. The mortgage was not completed accurately. The mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2925	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Acknowledgement of Existing Multiple Indebtedness Mortgage signed by the borrower was provided along with the previous mortgage; however, the Acknowledgement of Existing Multiple Indebtedness Mortgage signed by the co-borrower was not provided. (Cleared) Right to Cancel Notice provided in the loan file was not signed and dated by all required parties due to not being signed by the co-borrower. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2926	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is missing the notary’s signature, seal and settlement date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2927	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage in the file is missing the notary’s signature, seal and settlement date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2928	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the XX subprime home loan test. (XX SB 8143 Section 5, 1(c)). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2929	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is missing the notary’s signature, seal and settlement date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2930	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The flood cert indicated that flood insurance was required and there is not evidence in the file	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	2931	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2932	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2933	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2934	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2935	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2936	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. There is no evidence that the Mortgage was notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2937	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z) Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2938	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2939	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. There is no evidence that the Mortgage was notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2940	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Acknowledgement of Existing Multiple Indebtedness Mortgage was provided; however, the previous mortgage or reinscription were not provided.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2941	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2942	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized and appears to be missing pages.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2943	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2944	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2945	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is missing the notary’s signature, seal and settlement date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2946	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2947	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2948	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Section Incomplete.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2949	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.

 (Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2950	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2951	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2952	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. The file is missing the Multiple Indebtedness Mortgage dated XX/XX/XXXX	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2953	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2954	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2955	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. The file is missing the Multiple Indebtedness Mortgage dated XX/XX/XXXX	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2956	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2957	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Not Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage in file was not notarized.

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA XXXX review, and final HUD-1 accuracy.

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2958	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is missing the notary’s signature, seal and settlement date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2959	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. The file is missing the Multiple Indebtedness Mortgage dated XX/XX/XXXX	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2960	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2961	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is missing the notary’s signature, seal and settlement date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2962	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. (Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z) Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2963	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2964	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2965	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2966	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2967	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2968	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not Notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2969	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2970	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. The mortgage is missing the notary’s signature, seal and settlement date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	2971	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2972	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2973	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2974	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2975	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2976	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not Notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2977	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is missing notarization of notary	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2978	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2979	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2980	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file matching the Note date of XX/XX/XXXX.

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	2981	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2982	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2983	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2984	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2985	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2986	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2987	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z) Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2988	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2989	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Missing Notary. (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2990	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2991	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z) Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	2992	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2993	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2994	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	2995	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The file contains no evidence of the Right to Cancel Notice. For both borrowers Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2996	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized. (Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z) Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	2997	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Missing Notary.

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C

Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	2998	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The file contains no evidence of the Right to Cancel Notice signed by co-borrower. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	2999	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3000	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not Notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3001	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) There are additional Compliance Findings. Secondary Market Exceptions and Loan Conditions This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3002	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3003	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3004	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3005	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized (Cleared) The file contains no evidence of the Right to Cancel Notice for the co-borrower. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3006	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3007	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3008	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3009	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3010	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3011	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3012	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3013	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD-1 is not signed, marked or stamped as Final (Open) The mortgage was not completed accurately. The original mortgage loan is based on is not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3014	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3015	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The finance charge of $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	3016	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3017	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) There are additional Compliance Findings. Secondary Market Exceptions and Loan Conditions This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $ $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3018	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3019	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 was not signed or stamped as final.

 (Open) The mortgage was not completed accurately. The mortgage was not notarized.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3020	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3021	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3022	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3023	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Missing Final HUD-1 (Open) The mortgage was not completed accurately. Mortgage not notarized (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3024	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. not signed (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX based on the gee vs Hud a charge for an appraisal and recording was on the Hud. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3025	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary Public section is not completed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3026	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3027	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3028	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3029	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3030	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3031	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3032	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3033	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3034	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3035	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) Unable to determine no initial 1003 was provided cannot determine if within 3 days Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3036	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3037	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3038	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3039	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence that the HUD-1 in the loan file is the final HUD-1, due to not being executed. HUD is not marked final, stamped or fully executed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3040	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. The right to cancel is missing the co-borrower signature. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3041	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3042	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3043	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was executed by all parties and/or stamped true and accurate. (Open) The mortgage was not completed accurately. The Notary information is incomplete. (Open) The finance charge is $XXXX. The disclosed finance charge is $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3044	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 was not signed or marked as true and accurate. (Open) The mortgage was not completed accurately. The Notary Public section of Mortgage has not been completed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3045	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3046	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3047	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3048	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3049	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3050	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3051	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	No	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Sign is missing.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3052	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3053	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3054	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3055	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3056	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The Mortgage is not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3057	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The recorded Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3058	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3059	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL does not reflect the loan terms properly. TIL was not signed.
 Response 1 (XX/XX/XXXX 1:25PM)
The final TIL was provided.

 (Open) The settlement statement is not compliant with RESPA Reform requirements. Requires cost to cure of $XXXX.
 Response 1 (XX/XX/XXXX 1:24PM)
After the client provided the final TIL, the settlement statement was found not to be compliant with RESPA Reform requirements. This is a new audit finding, please review new audit finding numbered 4 of 4.

 (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date.

 (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.

									N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3060	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not recorded. Response (XX/XX/XXXX 10:00AM) Updated Grade	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3061	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3062	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3063	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3064	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3065	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3066	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3067	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3068	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized. (Cleared) The file contains no evidence of the Right to Cancel Notice for Co-Borrower. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3069	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The recorded Mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3070	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The recorded Mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3071	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3072	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3073	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3074	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3075	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3076	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3077	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3078	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately due to not being notarized as required.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3079	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3080	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3081	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3082	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. notary missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3083	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 due to not being signed and the file containing no evidence of the Right to Cancel Notice signed by the co-borrower. (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) The file contains no evidence of the Right to Cancel Notice signed by the co-borrower. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3084	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3085	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary information missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3086	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3087	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. mortgage is not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3088	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX due to increased appraisal fee. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3089	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Not signed (Open) The mortgage was not completed accurately. The original mortgage is not notarized. (Cleared) The file contains no evidence of the Right to Cancel Notice. No signed RTC for borrower number 2. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3090	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately due to not being notarized as required.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3091	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3092	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. MISSING NOTARY	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3093	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3094	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3095	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The recorded Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3096	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. (Open) There is no evidence that the Mortgage was recorded.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3097	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3098	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3099	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 11:24AM) After further review of HUD-1 it has been determined that the closing cost credit given covers cost to cure.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3100	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3101	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3102	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Mortgage was missing from the file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3103	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Missing notarized date and seal.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3104	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Missing acknowledgement and mortgage not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3105	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3106	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3107	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3108	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed.

 (Cleared) The file failed one or more of the federal threshold tests. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3109	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3110	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The HUD-1 provided in the loan file is not marked as final, certified to be true and correct or executed. (Open) The mortgage was not completed accurately - Not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3111	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3112	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) Right to Cancel Notice provided in the loan file was inaccurate, borrower 2 signature was missing . Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3113	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3114	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3115	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 11:25AM) After further review of HUD-1 it has been determined that the closing cost credit given covers cost to cure. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Cleared) The file contains no evidence of the Right to Cancel Notice for Co-Borrower. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3116	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3117	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3118	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 provided in the loan file is not marked as final, certified to be true and correct or executed. (Open) The mortgage was not completed accurately because it was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3119	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. The HUD is not signed by the borrower, stamped certified or marked Final.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3120	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3121	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3122	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not identified as final, signed or stamped/certified. (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) The file contains no evidence of the Right to Cancel Notice for 1 of 2 borrowers. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3123	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3124	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3125	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3126	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3127	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3128	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3129	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3130	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3131	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3132	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3133	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3134	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3135	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3136	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. The right to cancel is missing the co-borrower signature. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3137	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3138	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3139	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The original mortgage was not completed accurately. Borrowers did not sign original mortgage and mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3140	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3141	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3142	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3143	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 due to not being signed or stamped in addition to the loan file not containing a Right to Cancel. (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	3144	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3145	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3146	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3147	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO SIGNATURE	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3148	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3149	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3150	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3151	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3152	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3153	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3154	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3155	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3156	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3157	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3158	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3159	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3160	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3161	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The loan failed the Rescission test. The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3162	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. ACKNOWLEDGEMENT IS MISSING	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3163	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. NOT NOTARIZED	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3164	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The mortgage was not completed accurately. The mortgage was not signed by both borrowers. (Cleared) Right to Cancel Notice provided in the loan file was inaccurate. The Right to Cancel Notice was not signed by both borrowers. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3165	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3166	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately, was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3167	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3168	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3169	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. The right to cancel is missing the borrower signature. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3170	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3171	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3172	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately, was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3173	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized (Cleared) The file contains no evidence of the Right to Cancel Notice of co borrower David Encase Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3174	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. NOT NOTARIZED	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3175	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage Was Not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3176	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3177	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response 1 (XX/XX/XXXX 12:10PM)
Further review of the loan file confirmed the funding date was XX/XX/XXXX, which is after the rescission period.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3178	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3179	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3180	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3181	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3182	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3183	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3184	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3185	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3186	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3187	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3188	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3189	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3190	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3191	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3192	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. No evidence that the mortgage was notarized.

 (Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3193	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3194	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. Missing signature from co-borrower. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3195	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3196	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3197	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Flood Cert is missing from the Loan file. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3198	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3199	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3200	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3201	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3202	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3203	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3204	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3205	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3206	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3207	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3208	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3209	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3210	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The final TIL not Executed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) There is no evidence of the HUD signed, marked final or stamped certified. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3211	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Not Tested	No	(Open) The Flood Cert is missing from the Loan file.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA XXXX review, and final HUD-1 accuracy.

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3212	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The file contains no evidence of the Right to Cancel Notice. Missing for B2 XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	3213	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3214	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3215	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Flood Cert is missing from the Loan file.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3216	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3217	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3218	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3219	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3220	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3221	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3222	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3223	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3224	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3225	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Mortgage was missing from the file. (Open) The Flood Cert is missing from the Loan file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3226	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The recorded Mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3227	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3228	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3229	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The ARM Disclosure provided in the loan file was not disclosed within 3 days of the application date. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3230	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3231	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. The document is not signed or stamped final. (Open) The mortgage was not completed accurately. The document was not notarized. (Open) The Flood Cert is missing from the Loan file. (Open) There is no evidence that the Mortgage was recorded.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3232	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3233	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3234	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3235	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3236	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3237	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3238	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3239	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3240	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The mortgage was not completed accurately. Not notarized.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3241	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3242	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3243	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3244	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3245	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The recorded Mortgage is not notarized. (Open) The Flood Cert is missing from the Loan file.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3246	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3247	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C

Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	3248	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3249	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3250	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The recorded Mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3251	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3252	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3253	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX & XX% Tolerance cure in the amount $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3254	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3255	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3256	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The mortgage was not notarized. (Cleared) There is no evidence of a legible final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not legible. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3257	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3258	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3259	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX and $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3260	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3261	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3262	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3263	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3264	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Flood cert missing, unable to determine if property is in a flood zone. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3265	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3266	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The Mortgage was missing from the file. (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3267	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3268	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3269	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3270	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage has not been notarized. (Open) The Flood Cert is missing from the Loan file. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3271	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3272	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	3273	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3274	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3275	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 provided in the loan file was not signed or stamped, unable to determine as Final HUD.

 (Open) Inaccurate Mortgage. The mortgage was not completed accurately. The mortgage is not notarized.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3276	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3277	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3278	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3279	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Missing notary signature.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3280	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3281	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3282	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3283	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Inaccurate Mortgage. The mortgage was not completed accurately. The mortgage is not notarized. (Cleared) The file contains no evidence of the Right to Cancel Notice for the co-borrower. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3284	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The Flood Cert is missing from the Loan file.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3285	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The original Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3286	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3287	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage in the loan is not notarized. (Open) The Flood Cert is missing from the Loan file.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3288	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3289	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3290	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3291	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3292	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3293	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Missing Notary signature. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3294	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3295	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3296	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3297	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3298	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the charges that in total cannot increase more than XX% test. A cost to cure in the amount of Cure $XXXX is required. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3299	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. The co-borrower signature is missing.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3300	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3301	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3302	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3303	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The Flood Cert is missing from the Loan file. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3304	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3305	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3306	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3307	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3308	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage was not notarized and included no witness signatures. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3309	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Inaccurate Mortgage. The mortgage was not completed accurately. The mortgage is not notarized. (Open) The Flood Cert is missing from the Loan file.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3310	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) There are additional Compliance Findings. This loan failed the maximum LTV test due to one or more of the following findings: (Freddie Mac Bulletin XXXX-4) The loan-to-value (LTV) ratio is greater than XX%.The combined loan-to-value (CLTV) ratio is greater than XX%.Freddie Mac will not purchase a conventional mortgage with a LTV ratio or CLTV ratio greater than XX%.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3311	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3312	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Flood Cert is missing from the Loan file.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3313	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. The right to cancel is not signed by the co-borrower. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3314	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3315	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3316	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3317	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3318	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3319	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3320	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3321	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3322	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 due to not being signed and the file containing no evidence of the Right to Cancel Notice for the borrower. (Open) The mortgage was not completed accurately due to not being notarized. (Cleared) The file contains no evidence of the Right to Cancel Notice for the borrower. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3323	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3324	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3325	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3326	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z) Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3327	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The flood cert is missing from the loan file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3328	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3329	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3330	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3331	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3332	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. The right to cancel is not signed by the co-borrower.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3333	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3334	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3335	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3336	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3337	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD not signed or marked final. (Open) The mortgage was not completed accurately. Mortgage not notarized. (Open) There is no evidence that the Mortgage was recorded.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3338	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3339	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3340	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3341	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3342	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3343	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3344	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3345	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3346	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3347	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3348	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Flood Cert is missing from the Loan file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3349	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3350	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3351	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3352	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3353	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3354	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3355	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3356	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3357	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3358	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3359	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Flood Cert is missing from the Loan file. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3360	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	No	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3361	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3362	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3363	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3364	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3365	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3366	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The Flood Cert is missing from the Loan file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3367	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3368	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not notarized.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3369	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3370	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage is not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3371	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3372	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3373	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3374	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3375	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Public section not complete. (Open) There are additional findings regarding the Rescission Notice. Notice of Right to Cancel for Co-borrower is missing from the loan file.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3376	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3377	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. unsigned

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3378	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The mortgage was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3379	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Mortgage was missing from the file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3380	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Acknowledgment of Multiple Indebtedness Mortgage was missing from the file. (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3381	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3382	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3383	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3384	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	3385	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized accordingly. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3386	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed or marked Final or a true copy. (Open) The mortgage was not completed accurately. The Mortgage is not notarized. (Open) The file is missing the initial and any re-disclosed GFEs. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3387	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized.

 (Cleared) The loan failed the Rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3388	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed or marked Final or a true copy. (Open) The mortgage was not completed accurately. The Mortgage is not notarized. (Open) The file is missing the initial and any re-disclosed GFEs. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3389	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3390	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed or marked Final or a true copy. (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3391	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3392	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Flood Cert is missing from the Loan file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3393	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3394	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3395	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately - it wasn’t notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3396	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3397	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3398	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3399	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3400	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3401	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3402	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3403	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3404	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3405	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3406	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3407	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3408	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. Secondary Market Exceptions and Loan Conditions This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3409	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3410	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3411	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3412	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3413	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3414	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Flood Cert is missing from the Loan file. (Open) The Initial GFE Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3415	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The Mortgage is not notarized. (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3416	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3417	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3418	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3419	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3420	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3421	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3422	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The Mortgage was missing from the file , only the Ack of Multi Indebtedness was found, not the original Mortgage.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. Secondary Market Exceptions and Loan Conditions This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3423	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3424	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing . (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3425	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3426	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3427	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The Mortgage is not notarized. (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3428	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3429	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The loan failed the Rescission test. Federal TILA This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs l
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3430	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3431	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3432	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The Flood Cert is missing from the Loan file.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. Secondary Market Exceptions and Loan Conditions This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3433	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3434	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3435	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Flood Cert is missing from the Loan file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3436	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3437	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately the notary stamp is missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3438	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3439	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3440	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3441	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3442	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3443	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not Notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3444	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3445	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not signed or marked as final. (Open) The mortgage was not completed accurately. Mortgage not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3446	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD in file was not Stamped Final or signed by the Borrowers. (Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized. (Open) The Flood Cert is missing from the Loan file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3447	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3448	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Is Not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3449	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3450	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not Notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3451	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3452	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Flood Cert is missing from the Loan file.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. (RTR not signed by second borrower).
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3453	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.

 (Open) The Flood Cert is missing from the Loan file.

 (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. The right to cancel is missing the co-borrower signature.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3454	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3455	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3456	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial and re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3457	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3458	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3459	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3460	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3461	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 1:19PM)
The loan reviewed contains a note date more than XX months old and the statute of limitations have run out.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 1:15PM)
It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD-1 statements provided were not marked Final, certified or signed.

 (Open) The mortgage was not completed accurately. Mortgage was not notarized.

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3462	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD in file was not Stamped Final or signed by the Borrowers. (Open) The Flood Cert is missing from the Loan file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3463	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The mortgage was not completed accurately. Not notarized.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3464	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3465	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3466	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The mortgage was not completed accurately. Not notarized.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3467	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3468	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed (Open) The mortgage was not completed accurately. Notary Section incomplete. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3469	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3470	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD in file was not Stamped Final or signed by the Borrowers. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3471	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD in file was not Stamped Final or signed by the Borrowers. (Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3472	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3473	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.The HUD in file was not Stamped Final or signed by the Borrowers. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3474	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3475	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3476	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD in file was not Stamped Final or signed by the Borrowers. (Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3477	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD in file was not Stamped Final or signed by the Borrowers. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3478	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Section incomplete. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3479	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD in file was not Stamped Final or signed by the Borrowers. (Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3480	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD in file was not Stamped Final or signed by the Borrowers. (Open) The mortgage was not completed accurately. The mortgage in the loan file is not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3481	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3482	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3483	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3484	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed

 (Open) The mortgage was not completed accurately. Missing Notary signature.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3485	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3486	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3487	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD in file was not Stamped Final or signed by the Borrowers. (Open) The mortgage was not completed accurately. notary section incomplete. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3488	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed (Open) The mortgage was not completed accurately. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3489	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD-1 was not signed (Open) The mortgage was not completed accurately. notary Section incomplete. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3490	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3491	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed (Open) The mortgage was not completed accurately. Notary section incomplete. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3492	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3493	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3494	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed

 (Open) The mortgage was not completed accurately. Notary Section incomplete.

 (Open) The Flood Cert is missing from the Loan file.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date. Earliest GFE in file is dated XX/XX/XXXX and Application date was XX/XX/XXXX.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. The Initial TIL Date is more than 3 business days from the Application Date. Earliest TIL in file is dated XX/XX/XXXX and Application date was XX/XX/XXXX.

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3495	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Section incomplete. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3496	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3497	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D

Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	3498	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3499	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3500	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3501	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The mortgage was not completed accurately. Notary Acknowledge section is incomplete.

 (Open) The flood cert indicated that flood insurance was required and there is not evidence in the file

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. incomplete hud 1, mossing 1st page
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3502	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3503	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 10:24AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD not marked “final” or signed.

 (Open) The mortgage was not completed accurately. The mortgage was not notarized.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term). No GFE at all

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3504	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3505	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3506	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3507	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrower.

 (Open) The mortgage was not completed accurately. Notary Section incomplete.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX%cure in the amount of $XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3508	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.The final HUD-1 was not signed

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX% cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3509	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3510	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.The HUD in the file was not stamped Final or signed by the Borrower. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. The earliest TIL in the file is XX/XX/XXXX and the Application date was XX/XX/XXXX.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3511	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD in file was not Stamped Final or signed by the Borrowers.

 (Open) The mortgage was not completed accurately. Notary section incomplete.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. Earliest TIL in file is dated XX/XX/XXXX and Application date was XX/XX/XXXX.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3512	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3513	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3514	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3515	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3516	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3517	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.HUD- 1 is not signed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3518	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3519	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Flood Cert is missing from the Loan file.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFE Document is missing.

 (Cleared) This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3520	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3521	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3522	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3523	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3524	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3525	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3526	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The FINAL binding HUD-1 was not executed by all parties and/or stamped true and accurate. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3527	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3528	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3529	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately as it is not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3530	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The mortgage was not completed accurately.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. ( 12 CFR §226.35(a)(1) as enacted in XXXX )This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3531	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. Mortgage is not notarized

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3532	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately as it is not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3533	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Not signed. (Open) The Mortgage was missing from the file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3534	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3535	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers. (Open) The mortgage was not completed accurately. Mortgage dated XX/XX/XXXX was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3536	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately as it is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3537	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3538	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrower.

 (Open) The mortgage was not completed accurately. Mortgage dated XX/XX/XXXX was not notarized.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date. Application date was XX/XX/XXXX and earliest GFE was XX/XX/XXXX.

 (Open) The Initial TIL Disclosure Date is more than 3 business days from the Application Date. Application date was XX/XX/XXXX and earliest TIL in file was XX/XX/XXXX

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3539	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3540	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3541	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3542	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3543	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date. Earliest GFE provided was XX/XX/XXXX and Application date was XX/XX/XXXX.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. Earliest TIL provided was XX/XX/XXXX and Application date was XX/XX/XXXX.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3544	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3545	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3546	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3547	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3548	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3549	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3550	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. Not notarized

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3551	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3552	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3553	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3554	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3555	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3556	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3557	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3558	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3559	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3560	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3561	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not Notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies) GFE (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3562	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not Notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies) GFE. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3563	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3564	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not Notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies) GFE. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3565	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 due to not being signed and the file contains no evidence of the Right to Cancel Notice for the co-borrower.

 (Open) The Mortgage was missing from the file due to the file containing no evidence of the Right to Cancel Notice for the co-borrower.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies) GFE

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The file contains no evidence of the Right to Cancel Notice for the co-borrower.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3566	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies) GFE (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3567	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3568	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3569	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies)GFE. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3570	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3571	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3572	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3573	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3574	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers. (Open) The mortgage was not completed accurately. Mortgage in file was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3575	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The flood cert indicated that flood insurance was required and there is not evidence in the file (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies) GFE (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3576	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 due to not being signed and the loan file contains no evidence of the Right to Cancel Notice for the borrower.

 (Open) The Acknowledgement of Existing Multiple Indebtedness Mortgage signed by the co-borrower was provided along with the previous mortgage; however, the Acknowledgement of Existing Multiple Indebtedness Mortgage signed by the borrower was not provided.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies) GFE.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The file contains no evidence of the Right to Cancel Notice for the borrower.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3577	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3578	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not Notarized (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3579	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not Notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies) GFE. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3580	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not Notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3581	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3582	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3583	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3584	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3585	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3586	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3587	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. (Open) Initial GFE missing (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3588	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3589	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3590	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3591	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3592	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3593	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3594	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not Notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3595	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3596	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Mortgage was missing from the file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3597	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was executed by all parties and/or stamped true and accurate. (Open) There is no evidence in file showing that the Mortgage was notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3598	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. notary Missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3599	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3600	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Notary Missing (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3601	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3602	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3603	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. Notary Missing

 (Open) The Flood Cert is missing from the Loan file.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3604	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3605	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing (Open) Initial GFE Missing. The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3606	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Initial GFE Missing. The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3607	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3608	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3609	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. Sign is missing

 (Open) The mortgage was not completed accurately. Notary Missing.

 (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date.

 (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3610	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3611	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3612	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not Notarized by 2nd borrower. first borrower XXXX received

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). GFE is missing in the file for the this loan.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The file contains no evidence of the Right to Cancel Notice. Right to Cancel notice is missing for the co-borrower(XXXX)
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3613	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). GFE is missing from the file for this loan. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3614	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3615	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3616	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3617	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3618	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3619	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3620	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3621	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the DTI provided test. (XX SB270/HB363, Md. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3622	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. It is not notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3623	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The Mortgage was not notarized. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3624	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD-1 in file is not signed and/or stamped true and accurate by settlement agent. (Open) The mortgage was not completed accurately. Mortgage does not reflect witness signature and notary acknowledgment is not completed. (Cleared) The Final TIL was incomplete. 1003 - TIL incomplete unable to determine if it was within 3 days. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3625	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3626	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3627	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3628	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3629	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3630	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3631	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3632	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3633	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3634	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3635	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Mortgage was missing from the file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3636	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3637	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The file is missing the initial GFEs. A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3638	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3639	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The FINAL binding HUD-1 was not executed by all parties and/or stamped true and accurate.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3640	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3641	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Open) There are additional findings regarding the Rescission Notice for 2nd borrower.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3642	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3643	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies).	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3644	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial TIL Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3645	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. Mortgage was not notarized.

 (Open) The Flood Cert is missing from the Loan file.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The file contains no evidence of the Right to Cancel Notice for 2nd Borrower
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3646	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. Mortgage was not notarized.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The file contains no evidence of the Right to Cancel Notice for Co-borrower.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3647	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Signature is missing (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3648	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3649	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3650	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3651	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3652	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3653	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3654	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3655	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3656	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3657	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The file failed one or more of the state threshold tests. This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3658	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3659	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The FINAL binding HUD-1 was not executed by all parties and/or stamped true and accurate.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3660	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or Signed by the Borrowers. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3661	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3662	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3663	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3664	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3665	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. The mortgage was not notarized.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3666	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3667	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The FINAL binding HUD-1 was not signed and/or stamped true and accurate.

 (Open) The mortgage was not completed accurately. Mortgage was not notarized.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3668	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary is Missing (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3669	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3670	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3671	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3672	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3673	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3674	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3675	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3676	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3677	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3678	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3679	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3680	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice for the co-borrower
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3681	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3682	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage was not notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3683	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3684	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3685	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3686	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The FINAL binding HUD-1 was not executed by all parties and/or stamped true and accurate.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3687	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3688	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD-1 in file was not executed by all parties and/or stamped true and accurate.

 (Cleared) There are additional Compliance Findings. There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3689	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3690	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. The mortgage was not notarized.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies).

 (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3691	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3692	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3693	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3694	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3695	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. Not notarized

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3696	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice. Missing for the borrower - co-borrower is in the file
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3697	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3698	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3699	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3700	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not fully executed by the borrower(s) (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3701	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3702	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding..
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3703	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. NOT NOTARISED (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3704	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. MORTGAGE IS NOT NOTARISED

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings.Thisloan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3705	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3706	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3707	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies).

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3708	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not Notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3709	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3710	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3711	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3712	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3713	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The Mortgage was not notarized. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3714	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3715	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3716	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately; not notarized.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies).

 (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3717	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3718	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3719	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3720	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3721	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3722	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.HUD IS NOT SIGNED

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies).

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3723	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3724	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not recorded. Response (XX/XX/XXXX 10:00AM) Updated Grade (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3725	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 due to not being signed in addition to the file containing no evidence of the Right to Cancel Notice for the co-borrower.

 (Open) The Acknowledgement of Existing Multiple Indebtedness Mortgage signed by the borrower was provided along with the previous mortgage; however, the Acknowledgement of Existing Multiple Indebtedness Mortgage signed by the co-borrower was not provided.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies).

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The file contains no evidence of the Right to Cancel Notice for the co-borrower.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3726	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3727	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3728	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3729	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 due to not being signed in addition to the file containing no evidence of the Right to Cancel Notice for the co-borrower.

 (Open) The Acknowledgement of Existing Multiple Indebtedness Mortgage signed by the borrower was provided along with the previous mortgage; however, the Acknowledgement of Existing Multiple Indebtedness Mortgage signed by the co-borrower was not provided.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice for the co-borrower.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3730	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3731	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary information is missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3732	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3733	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary information is missing. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3734	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3735	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3736	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3737	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 was not signed. (Open) The mortgage was not completed accurately. The mortgage was not recorded. Response (XX/XX/XXXX 10:00AM) Updated Grade (Open) The mortgage was not completed accurately. MORTGAGE IS NOT NOTARIZED. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3738	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. MORTGAGE IS NOT NOTARISED (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3739	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately due to not being notarized as required. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3740	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3741	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3742	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3743	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary information missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3744	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3745	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final hud 1 is missing was not signed by all parties and/or stamped true and accurate. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3746	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3747	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C

Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	3748	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3749	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. The initial til is missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3750	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3751	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3752	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3753	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately - it wasn’t notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3754	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. Initial til is missing.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3755	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not missing. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3756	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3757	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date, initial til is missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3758	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date, initial til is missing.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3759	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3760	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date, the initial til is missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3761	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date, no evidence of initial TIL in file.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3762	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3763	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) The Mortgage was missing from the file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3764	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3765	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. the Initial TIL is missing.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3766	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD 1 is not signed.

 (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date since it is missing from the file. Initial TIL is not in the file, therefore we are unable to determine if it was disclosed within 3 days of application.

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3767	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3768	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3769	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed.

 (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The loan failed the Rescission test. The loan is a mortgage transaction subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601 et seq.) that is secured by the consumer’s dwelling; and The initial TIL disclosure date is not later than the third business day (counting days on which the creditor’s offices are open to the public for carrying on substantially all of its business functions) after the creditor receives the consumer’s written application; and The initial TIL disclosure date is not later than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3770	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3771	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3772	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed.

 (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3773	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3774	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3775	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3776	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3777	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3778	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed.

 (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3779	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3780	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed.

 (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3781	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3782	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The finance charge is $XXXX The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The 1003 is missing. Unable to determine if The Initial Disclosure Date is within 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3783	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3784	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed.

 (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) Misc Compliance Findings. There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3785	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The file contains no evidence of the Right to Cancel Notice of co borrower. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3786	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3787	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3788	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) Misc Compliance Findings. There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3789	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3790	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3791	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 Is not signed.

 (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) Misc Compliance Findings. There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3792	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud is not signed.

 (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) Misc Compliance Findings. There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3793	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3794	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed.

 (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) Misc Compliance Findings. There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3795	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3796	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3797	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3798	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3799	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3800	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary Missing (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3801	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3802	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3803	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3804	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	3805	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.HUD-1 is not signed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3806	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3807	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary Missing (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3808	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3809	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary Missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3810	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3811	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary Missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $ $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3812	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The loan failed the Rescission test. Response 1 (XX/XX/XXXX 11:22AM) Further review of the loan file confirmed the funding date was XX/XX/XXXX, which is after the rescission period. (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3813	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. notary Missing

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3814	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. notary Missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3815	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3816	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. notary Missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3817	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Zero % Tolerance Cure needed $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3818	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final

 (Open) The mortgage was not completed accurately. Notary Missing

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3819	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Notary Missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3820	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final

 (Open) The mortgage was not completed accurately. Notary Missing

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3821	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The Mortgage was missing from the file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3822	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3823	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final

 (Open) The Mortgage was missing from the file.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3824	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. notary Missing (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3825	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final

 (Open) The mortgage was not completed accurately. Notary Missing

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3826	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The Mortgage was missing from the file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3827	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3828	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Flood Cert is missing from the Loan file. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3829	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3830	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3831	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3832	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1..Borrower Signature and date is missing nor it is marked as final

 (Open) The mortgage was not completed accurately. Notary Missing

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3833	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. not notarized (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3834	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Notary Missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3835	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Notary Missing (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3836	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3837	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Mortgage was missing from the file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3838	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1..Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Notary Missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3839	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Notary Missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3840	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. notary Missing (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3841	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Borrower Signature and date is missing nor it is marked as final (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3842	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3843	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The FINAL binding HUD-1 was not signed by all parties and/or stamped true accurate. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3844	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3845	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Notary missing (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3846	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. The mortgage was not notarized (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3847	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The Mortgage was missing from the file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3848	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3849	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Notary Missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3850	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3851	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Notary Missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3852	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3853	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Notary Missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3854	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. mortgage not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3855	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary signature is missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX for XX% Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3856	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary signature is missing in mortgage (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX for XX%. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3857	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX for XX% Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3858	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The file contains no evidence of the Right to Cancel Notice for Amanda Pertuis. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3859	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Party signature is missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. Gfe Was missing in loan file. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3860	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Mortgage was missing from the file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3861	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary signature is missing in mortgage (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3862	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Party signature is missing (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFE was missing (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3863	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Party signature is not there (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFE was missing in loan file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3864	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Party signature is missing (Open) The mortgage was not completed accurately. Not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFE was is missing in loan file. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3865	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Party signature was missing in hud. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFE was missing in loan file. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3866	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Party signature is missing (Open) The mortgage was not completed accurately. Notary signature is missing in mortgage. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFe was missing in loan file. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3867	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Signature is missing (Open) The mortgage was not completed accurately. Not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFE was missing (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3868	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. party signature is missing (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFE was missing in loan file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3869	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Party signature is missing in hud.

 (Open) The mortgage was not completed accurately. Notary signature is missing

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFE was missing in loan file.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3870	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. party signature or stamp was missing in hud. (Open) The mortgage was not completed accurately. Notary signature is missing in mortgage. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX in XX% Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3871	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Signature or stamp is not there. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFE was is missing in loan file. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3872	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Party signature is missing in hud. (Open) The mortgage was not completed accurately. Only acknowledge mortgage is there, previous full mortgage was missing in loan file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX for XX% Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3873	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Party signature is missing in HUd. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFE Was missing in loan file. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3874	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Party signature was missing in hud. (Open) The mortgage was not completed accurately. Notary signature is missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX for XX% Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3875	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Party signature is missing (Open) The mortgage was not completed accurately. Notary signature is missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX for XX% Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3876	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFE was missing in loan file.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3877	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3878	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Signature or stamp was missing (Open) The mortgage was not completed accurately. Notary signature was missing (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). GFE was missing in loan file./ (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3879	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3880	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Party signature is missing

 (Open) The mortgage was not completed accurately. The mortgage was not notarized.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX for XX%
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3881	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3882	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Party signature is missing in hud

 (Open) The mortgage was not completed accurately. Notary signature is missing in mortgage.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFE was missing in loan file.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3883	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Borrower signature is missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX for XX% Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3884	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Borrower signature is missing.

 (Open) The mortgage was not completed accurately. Missing Notary signature.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFe was missing in loan file.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3885	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Party signature was missing. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX for 10 % Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3886	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Borrower signature is missing in hud. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX for XX% Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3887	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX for XX% Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3888	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Borrower signature is missing in hud. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFE was missing in loan file. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3889	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Borrower signature is missing in hud. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is XX% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3890	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Borrower signature is missing in hud.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is XX% cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3891	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Borrower signature is missing in hud.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is 10 % cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3892	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.
 Response 1 (XX/XX/XXXX 10:27AM)
XXXXX is federally-chartered; rule does not apply.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3893	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Borrower signature is missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX for XX% Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3894	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Borrower signature is missing (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. Gfe was missing in loan file. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3895	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) Borrower signature in missing in hud. (Open) Mortgage was missing in loan file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX for XX% Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3896	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) Borrower signature is missing in hud. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX for XX% Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3897	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) Borrower signature is missing in hud. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX for XX% Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3898	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3899	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) Borrower signature is missing in hud. (Open) Mortgage was missing in loan file, (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is XX% of cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3900	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not singed (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3901	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The mortgage was not completed accurately. Notary sign was missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3902	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary was missing. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3903	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3904	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The HUD-1 in file was not signed by all parties and /or stamped true ad accurate.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3905	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFE missing. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3906	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary sign was missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3907	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3908	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary was missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3909	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3910	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Was missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3911	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not recorded. Response (XX/XX/XXXX 10:00AM) Updated Grade	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3912	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX%cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	3913	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary was missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3914	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The mortgage was not completed accurately. Mortgage was not recorded and Notary was missing. (Cleared) The file contains no evidence of the Right to Cancel Notice. missing for borrower 1. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3915	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary was missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3916	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3917	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary was missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3918	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary was missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3919	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary was missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3920	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The original mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3921	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFE missing. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3922	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary was missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3923	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3924	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary was missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3925	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFE was missing.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3926	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFE was missing. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3927	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFE was missing. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3928	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3929	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary was missing in mortgage.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3930	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 - it was not stamped certified, signed, or marked as Final. (Open) The mortgage was not completed accurately - it wasn’t notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3931	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. It was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3932	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary sign was missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3933	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Public section not completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3934	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3935	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFE is missing. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3936	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not sign. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3937	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3938	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary signature and stamp is missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3939	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed, marked final or stamped true and certified. (Open) The mortgage was not completed accurately. Missing notary & Missing legal description	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3940	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3941	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The Flood Cert is missing from the Loan file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3942	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3943	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not sign. (Open) The mortgage was not completed accurately. Notary sign was missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3944	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not sign. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3945	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. Initial TIL is missing, we are unable to determine if it was disclosed within 3 days of application.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3946	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not sign. (Open) The mortgage was not completed accurately. Notary sign was missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3947	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary sign was missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3948	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Sign was missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3949	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD-1 was not signed. (Open) The mortgage was not completed accurately. Notary sign was missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3950	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The mortgage was not completed accurately. Notary sign was missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. The initial TIL was not provided, therefore we are unable to determine if it was disclosed within 3 days.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3951	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3952	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not singed (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3953	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed.

 (Open) The mortgage was not completed accurately. Notary sign was missing.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The file contains no evidence of the Right to Cancel Notice for XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3954	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not singed (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. GFE is missing in loan file. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3955	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3956	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3957	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3958	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. There is no evidence of the notary acknowledgment in file.

 (Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared)
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The Final TIL was incomplete. TIL incomplete unable to determine if it was within 3 days.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3959	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3960	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3961	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3962	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3963	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3964	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3965	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3966	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. It is not signed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3967	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3968	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3969	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3970	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the borrowers.

 (Open) The mortgage was not completed accurately. Mortgage in file was not notarized.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3971	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3972	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3973	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3974	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3975	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. The mortgage was not notarized.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. Unable to run GFE vs HUD Analysis worksheet

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3976	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. Unable to run GFE vs HUD analysis worksheet	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3977	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3978	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) “The mortgage was not completed accurately. The Mortgage was not notarized.” (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3979	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3980	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. Unable to run GFE vs HUD analysis sheet (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3981	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	3982	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not stamped Final or signed by the Borrowers.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. Earliest TIL in file is dated XX/XX/XXXX and Application date was XX/XX/XXXX

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (CT HB 5577 Section 21(a)(7)(F)(ii)) The loan did not provide the date the rate was set, which is required for the Conventional Mortgage Rate APR Threshold Test.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3983	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3984	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3985	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed and is not marked Final or a true copy. (Open) The Acknowledgement of Existing Multiple Indebtedness Mortgage was provided; however, the previous mortgage or reinscription were not provided. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3986	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Inaccurate Mortgage. The mortgage was not completed accurately. The mortgage is not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3987	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3988	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) Initial TIL Date. The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3989	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3990	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3991	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3992	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3993	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3994	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	3995	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	3996	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) “The mortgage was not completed accurately. The Mortgage was not notarized.” (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	3997	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C

Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	3998	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	3999	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Inaccurate Mortgage. The mortgage was not completed accurately. The mortgage is not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4000	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not singed (Open) The mortgage was not completed accurately. Mortgage was not notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4001	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. Earliest TIL in file is XX/XX/XXXX and Application date was XX/XX/XXXX.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4002	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) Flood Cert is missing in the file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4003	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. The Initial TIL was not provided so we are unable to determine if it was disclosed within 3 days of application.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4004	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed (Open) The mortgage was not completed accurately. mortgage was not notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. Initial TIL is not in the file, we are unable to determine if it was disclosed within 3 days of application.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4005	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 11:29AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The settlement statement is not marked final, stamped or signed.

 (Open) The flood cert is missing, unable to determine if the property is in a flood zone.

 (Cleared) The Initial Disclosure Date is less than 7 business days before the Consummation Date. Under Reg Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 7th business day before consummation of the transaction. (12 CFR 1026.19(a)(2)(i))
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer’s application. (12 CFR 1026.19(a)(1))
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4006	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4007	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4008	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4009	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4010	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4011	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The FINAL binding HUD-1 was not executed by all parties and/or stamped true and accurate. (Open) The mortgage was not completed accurately. Missing Notary signature. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4012	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4013	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately because was not notarized.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial TIL is missing thus unable to determine if the disclosure date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test as this loan did not provide the date the rate was set; thus, since a rate lock was not provided (which affects Federal Testing), that part was not tested.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4014	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4015	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4016	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.no signature (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4017	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) . This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4018	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4019	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4020	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4021	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4022	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4023	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4024	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4025	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4026	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the RESPA “Transfer Taxes” (1203) validation test.The loan provides a value of $XXXX for “Transfer Taxes.” However, the sum of all component fees, $XXXX does not equal the value entered for “Transfer Taxes.” There is a difference of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4027	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4028	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4029	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4030	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4031	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately due to not being notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. TIL incomplete unable to determine if it was within 3 days of the 1003.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4032	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4033	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4034	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4035	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4036	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4037	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4038	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. Mortgage is not notarized.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. FAIL
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4039	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4040	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.no signature (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4041	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4042	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4043	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. This loan failed the XXXX subprime home loan initial GFE disclosure date validation test. (XXXX Banking Law 6-m §14(b)) The loan has a closing date on or after XX/XX/XXXX, but the Initial GFE Disclosure Date was not provided.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. No Lock Date in Loan File.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4044	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4045	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4046	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4047	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice. borrower 2 missing
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4048	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4049	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect.no signature (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4050	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.no signature	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4051	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Note was missing from the file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4052	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Missing Notary Signature and Stamp (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4053	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4054	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4055	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4056	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately - it wasn’t notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4057	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4058	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4059	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4060	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4061	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4062	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The Mortgage was missing from the file.

 (Open) The Note was missing from the file.

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4063	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The mortgage was not completed accurately. Not notarized.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4064	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4065	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Missing Notary Signature and Notary Stamp (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4066	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)

 (Open) There is no evidence that the Mortgage was recorded.

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4067	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. Loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4068	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4069	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4070	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary information missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4071	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4072	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. This loan failed the XXXX subprime home loan initial GFE disclosure date validation test. (XXXX Banking Law 6-m §14(b)) The loan has a closing date on or after XX/XX/XXXXX, but the Initial GFE Disclosure Date was not provided. Effective XX/XX/XXXX, XXXX SB 66007 (XXXX Banking Law 6-m §14(b)) amends the definition of “fully indexed rate” and requires the annual percentage rate to be calculated using the index rate on the loan on the date the lender provides the “good faith estimate” required under 12 USC §2601 et seq.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4073	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4074	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4075	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4076	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary information missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open)	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4077	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) HUD-1 Final. It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not marked final, stamped or fully executed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4078	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) HUD-1 Final. It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not marked final, stamped or fully executed.

 (Open) The mortgage was not completed accurately. Mortgage on file is not notarized.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4079	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately, NOTARY stamp not present on executed docs. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4080	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4081	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4082	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4083	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4084	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The Original mortgage was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4085	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Inaccurate Mortgage. The mortgage was not completed accurately. The mortgage is not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4086	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4087	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4088	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4089	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The Mortgage is not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4090	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately - it wasn’t notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4091	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Public section not completed. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4092	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4093	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4094	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies).	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4095	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4096	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4097	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4098	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. unsigned (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4099	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. unsigned (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4100	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 due to not being signed and the file containing no evidence of the Right to Cancel Notice for the co-borrower.

 (Open) The mortgage was not completed accurately. Mortgage not recorded
 Response (XX/XX/XXXX 10:00AM) Updated Grade

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice for the co-borrower.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4101	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4102	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is missing the notary’s signature, seal and settlement date. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4103	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. unsigned (Open) The mortgage was not completed accurately. The Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4104	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4105	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. The Right to Cancel was not signed by both borrowers; therefore, the HUD was not signed by both borrowers.

 (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The file contains no evidence of 1 of the 2 Right to Cancel Notices.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4106	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4107	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4108	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4109	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4110	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. unsigned (Open) The mortgage was not completed accurately. The Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4111	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. NOT NOTARIZED (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4112	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Not Notarized . (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The file contains no evidence of the Right to Cancel Notice. Missing for borrower 2. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4113	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4114	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4115	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4116	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4117	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4118	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4119	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The original mortgage was not completed accurately due to not being notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The initial Truth and Lending Disclosure is missing from the file; therefore, it could not be determined if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4120	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage is not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4121	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. The right not cancel is not signed by the co-borrower. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4122	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The initial Truth and Lending Disclosure is missing from the file; therefore, it could not be determined if the Initial Disclosure Date is within 3 business days from the Application Date.

 (Cleared) This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4123	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)
 Response 1 (XX/XX/XXXX 1:48PM)
Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 1:44PM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4124	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4125	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4126	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response 1 (XX/XX/XXXX 12:58PM)
This loan failed the date the rate was set validation test. after the client provided the documentation. This is a new audit finding, please review new audit finding numbered 7 of 7.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Cleared) There are additional Compliance Findings. Missing from file: Acceptable 1003, 1008, and Disclosure.
 Response 1 (XX/XX/XXXX 12:33PM)
The application was provided.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. HUD in loan file does not have sigs, or final marked on it.
 Response 1 (XX/XX/XXXX 12:31PM)
The HUD was provided.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. Missing GFE reflects as “Failed” in CE. CE risk is moderate.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. GFE missing, no comparison.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4127	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4128	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4129	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Boarding Sheet Application Date of XX/XX/XXXX. (Open) The Initial Disclosure Date is more than 3 business days from the Boarding Sheet Application Date of XX/XX/XXXX. (Cleared) The file contains no evidence of the Right to Cancel Notice for 1 of 2 borrowers. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	4130	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Public section not completed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4131	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4132	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. NOT NOTARIZED (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4133	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Itis not signed, marked Final or Stamped true and certified

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies).

 (Cleared) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4134	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrowers’ signatures. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4135	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4136	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4137	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4138	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4139	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4140	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrowers’ signatures. (Open) The mortgage is missing the settlement date, notary’s signature and seal. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4141	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature. (Open) The mortgage is missing the settlement date, notary’s signature and seal. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4142	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The file contains no evidence of the Right to Cancel Notice. Only 1 of the 2 borrowers signed a Right to Cancel notice, 1 of the 2 Right to Cancel notices was missing. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4143	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4144	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. NOT NOTARIZED (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4145	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The XXXX Real Property Law prohibits assessing a late fee greater than X%. (XXXX Real Prop 254-b)
 Response 1 (XX/XX/XXXX 11:23AM)
XXXXX is Federally Charted, rule does not apply.

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge($XXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 11:21AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 11:19AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4146	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4147	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4148	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4149	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrowers’ signatures. (Open) the mortgage is missing the settlement date, notary’s signature and seal. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4150	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4151	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. NOTARY MISSING (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4152	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4153	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4154	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4155	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrowers’ signatures. (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4156	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4157	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4158	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4159	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4160	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4161	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX XX% Tolerance $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4162	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4163	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4164	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4165	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4166	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4167	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4168	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4169	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO SIGNATURE (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4170	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not marked final, stamped or fully executed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4171	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) There are additional Compliance Findings. This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4172	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Missing Notary Signature and Notary Stamp	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4173	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4174	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. unsigned (Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4175	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The file contains no evidence of the Right to Cancel Notice FOR THE THIRD BORROWER. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	4176	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4177	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4178	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4179	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4180	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response 1 (XX/XX/XXXX 6:40AM)
The TIL was provided.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not signed and/or dated, or certified
 Response 1 (XX/XX/XXXX 6:39AM)
The HUD was provided.

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 11:46AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4181	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not marked final, stamped or fully executed.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4182	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature. (Open) The mortgage was missing the notary’s seal, signature and settlement date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a XX% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4183	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4184	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not marked final, stamped or fully executed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4185	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4186	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4187	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4188	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. The mortgage was not notarized.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4189	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrowers’ signatures.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4190	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4191	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4192	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4193	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	4194	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrowers’ signatures. (Open) The mortgage is missing the settlement date, notary’s signature and seal. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a XX% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4195	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Multiple Indebtedness Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4196	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The mortgage was not completed accurately. Not notarized. (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4197	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4198	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4199	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4200	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Multiple Indebtedness Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4201	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4202	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4203	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4204	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is not noted as Final, signed or stamped/certified.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4205	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX due to decreased interest rate credit. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4206	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) There are additional Compliance Findings. This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4207	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4208	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4209	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4210	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4211	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO SIGNATURE	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4212	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4213	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	4214	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not signed, marked as final or stamped as certified.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4215	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4216	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4217	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Multiple Indebtedness Mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4218	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4219	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4220	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4221	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4222	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4223	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4224	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4225	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4226	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4227	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4228	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4229	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4230	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4231	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4232	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4233	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped

 (Cleared) The file contains no evidence of the Right to Cancel Notice. Federal TILA This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	4234	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Not notarized. (Open) There is no evidence that the Mortgage was recorded.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4235	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4236	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) A GFE that corresponds to the initial 1003 is missing from the file. (loan amount, rate, term)

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4237	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) Secondary Market Exceptions and Loan Conditions This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4238	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed.

 (Open) The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the initial GFE Disclosure not provided in the loan file was not disclosed within 3 days of the application date.

 (Open) The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the initial TIL Disclosure not provided in the loan file was not disclosed within 3 days of the application date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4239	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4240	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4241	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4242	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4243	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.no signature	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4244	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Not notarized. (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4245	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The HUD is not marked as “final, ” nor is it signed by all parties, or stamped true and accurate by the settlement agent with their signature or initials. (Open) The mortgage is missing the notary’s signature, seal and date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a XX% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4246	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately due to not being notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX due to undisclosed recording fee. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4247	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Mortgage was missing from the file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX due to increased title services fee. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D

Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	4248	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4249	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Not Tested	Yes	(Open) Mortgage was not notarized. (Open) HUD in file was not signed or stamped final. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX as Recording fee was not disclosed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4250	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX due to increased appraisal and recording fees. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4251	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The HUD is not marked as “final, ” nor is it signed by all parties, or stamped true and accurate by the settlement agent with their signature or initials.

 (Open) The mortgage is missing the notary’s signature, seal and date.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4252	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately due to not being notarized.

 (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX due to an undisclosed recording fee.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4253	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4254	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The HUD is not marked as “final, ” nor is it signed by all parties, or stamped true and accurate by the settlement agent with their signature or initials. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a XX% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4255	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4256	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX due to a decrease in the interest rate credit. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4257	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4258	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4259	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4260	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4261	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4262	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4263	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4264	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4265	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4266	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage is missing the notary’s signature, seal and date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4267	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4268	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4269	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4270	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4271	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. *** NOT SIGNED (Open) The Mortgage was missing from the file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4272	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4273	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4274	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4275	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4276	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. ** NOT SIGNED (Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4277	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not marked final, stamped or fully executed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4278	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) There are additional Compliance Findings. This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4279	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD not marked final, stamped or fully executed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4280	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4281	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The Mortgage was missing from the file.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4282	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately - it wasn’t notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4283	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4284	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed.

 (Open) The file is missing the initial. A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4285	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary information is missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4286	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed. (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4287	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4288	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4289	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4290	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4291	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Multiple Indebtedness Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4292	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4293	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4294	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4295	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4296	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4297	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4298	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4299	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4300	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately due to not being notarized as required. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4301	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4302	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4303	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4304	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4305	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately due to not being notarized as required.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4306	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately - it wasn’t notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4307	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4308	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4309	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4310	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4311	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Inaccurate Mortgage. The mortgage was not completed accurately. The mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4312	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately - it wasn’t notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4313	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately; it is not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) There is no evidence that the Mortgage was recorded.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4314	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped (Cleared) The file contains no evidence of the Right to Cancel Notice. for Borrower-Melissa Cheramie Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	4315	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4316	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4317	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) ‘The flood cert was missing form the loan file.”	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4318	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4319	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4320	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4321	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4322	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not signed or dated and dies not state final.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4323	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. FAIL
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4324	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX due to increased appraisal fee and recording fee and a decreased interest rate credit. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4325	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4326	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4327	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4328	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Not Notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4329	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4330	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4331	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4332	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4333	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Not notarized. (Open) There is no evidence that the Mortgage was recorded.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4334	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4335	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4336	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately due to not being notarized as required.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4337	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4338	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4339	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4340	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not marked final, stamped or fully executed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4341	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4342	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4343	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not marked final, stamped or fully executed.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4344	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4345	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately due to not being notarized as required.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4346	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. Mortgage is not notarized

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4347	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4348	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4349	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The settlement statement is not marked final, stamped or fully executed.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4350	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4351	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4352	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4353	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4354	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	4355	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage is missing the notary’s seal and signature.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4356	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not notarized. Borrower 2 did not sign the mortgage.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice. Right to cancel provided only for 1 of 2 borrowers.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4357	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4358	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4359	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage is not notarized .	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4360	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4361	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4362	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Not signed or stamped. (Open) The mortgage was not completed accurately. Not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4363	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4364	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4365	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Missing Notary Signature and Stamp	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4366	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4367	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Mortgage was missing from the file. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4368	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage is missing the notary’s signature, seal and date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4369	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a XX% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4370	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4371	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4372	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4373	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Missing Notary Signature and Stamp	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4374	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4375	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately due to not being notarized as required.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4376	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3),transferred from 12 CFR §226.23(a)(3)),Open-end (12 CFR §1026.15(a)(3),transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR§1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4377	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately due to not being notarized as required.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4378	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4379	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4380	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4381	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4382	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 provided in the loan file is not marked as final, certified to be true and correct or executed. (Open) The mortgage was not completed accurately - not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4383	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4384	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4385	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4386	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately; not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4387	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4388	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4389	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Lock Date not in the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4390	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4391	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4392	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4393	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4394	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4395	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4396	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The HUD-1 provided in the loan file is not marked as final, certified to be true and correct or executed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4397	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4398	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The Mortgage was missing from the file.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4399	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was not signed, stamped certified or marked as final.

 (Cleared) The loan failed the Rescission test. The loan file did not contained a Right to Cancel document.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4400	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature. (Open) The mortgage is missing the notary’s signature, seal & date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a XX% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4401	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4402	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4403	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4404	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4405	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4406	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not identified as final, signed or stamped/certified. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX and $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4407	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The HUD-1 provided in the loan file is not marked as final, certified to be true and correct or executed. (Open) The mortgage was not completed accurately - not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4408	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4409	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 was noted as final, signed or stamped certified. (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4410	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately.* NOT NOTARIZED (Open) The mortgage was not completed accurately.*NOT NOTARIZED AND MISSING RIDERS (Cleared) The Final TIL was incomplete.* NOT SIGNED Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4411	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4412	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4413	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature. (Open) The mortgage is missing the settlement date, notary’s signature and seal. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a XX% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4414	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) There are additional Compliance Findings. This loan failed the DTI provided test. ( XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029 )The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363).See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4415	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Mortgage was missing from the file. (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4416	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4417	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4418	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature. (Open) The mortgage is missing the settlement date, witnesses’ signatures, notary’s signature and seal. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a XX% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4419	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1). Response 1 (XX/XX/XXXX 1:55PM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4420	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4421	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HDU is not signed or stamped	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4422	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date.

 (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4423	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4424	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately due to not being notarized as required. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The initial Truth and Lending Disclosure is missing from the file; therefore, it could not be determined if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4425	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4426	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4427	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) There is no evidence that the Mortgage was recorded or notarized. Response (XX/XX/XXXX 10:00AM) Updated Grade	N/A	3	N/A	3	B	C	N/A	N/A	B	C	B	C	N/A	N/A	B	C	B	C	N/A	N/A	B	C	B	C	N/A	N/A	B	C	B	C	N/A	N/A	B	C
XXXX	4428	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrowers’ signature. (Open) The mortgage is missing the settlement date, notary’s signature and seal.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4429	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4430	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4431	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4432	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4433	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4434	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4435	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4436	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4437	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 1:37PM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4438	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4439	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice for B2
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4440	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4441	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4442	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4443	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4444	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) There are additional Compliance Findings. Secondary Market Exceptions and Loan Conditions This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4445	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4446	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4447	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4448	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not marked final, stamped or fully executed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4449	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4450	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not notarized.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4451	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4452	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4453	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Open) The file is missing the initial and any re-disclosed GFEs. A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4454	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately due to not being notarized as required.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4455	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately due to not being notarized as required. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The initial Truth and Lending Disclosure is missing from the file; therefore, it could not be determined if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4456	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4457	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4458	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. The document was not signed or stamped as final. (Open) The mortgage was not completed accurately. The Document was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4459	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4460	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4461	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4462	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4463	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The loan file did not contain a copy of the application; therefore, it could not be determined if the Initial Disclosure Date is within 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4464	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4465	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4466	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. *** NOT SIGNED (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). (Cleared) The file contains no evidence of the Right to Cancel Notice for XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4467	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded or notarized. Response (XX/XX/XXXX 10:00AM) Updated Grade	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4468	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4469	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4470	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4471	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4472	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The Notary did not execute the Mortgage. (Cleared) The final TIL does not reflect the loan terms properly. It is not signed by borrowers. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4473	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4474	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4475	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 1:55PM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4476	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final 1003 is missing from the file. A review for compliance could not be performed. Unable to determine if within 3 days. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Unable to determined if within 3 days. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4477	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4478	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4479	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4480	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not identified as final, signed or stamped/certified. (Open) The mortgage was not completed accurately. The mortgage is not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4481	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4482	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4483	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4484	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file failed one or more of the state threshold tests. Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. While the XXXX Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. The subprime home loan charges a prepayment penalty. No prepayment penalties or fees shall be charged or collected on a subprime home loan.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4485	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4486	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. The Document was not signed or stamped as final. (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4487	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4488	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4489	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Mortgage was missing from the file. Original Mortgage from XXXX was not in the file, only the recording page was there. This is a HELO loan and our Acknowledgement Mortgage requires a copy of the original mortgage to be in the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4490	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4491	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4492	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4493	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 provided in the loan file is not marked as final, certified to be true and correct or executed.

 (Open) The mortgage was not completed accurately. The mortgage was not completed accurately because it was not notarized.

 (Cleared) The file contains no evidence of the Right to Cancel Notice for both borrowers. The form is missing from 1 borrower.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4494	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4495	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4496	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The Notary acknowledgment is blank.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4497	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B

Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	4498	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4499	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage not signed and dated by the Notary of Public. (Open) Initial TIL Date. The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4500	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4501	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4502	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage is not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4503	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. *** NOT SIGNED (Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4504	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The Mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4505	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4506	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4507	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4508	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4509	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage is not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4510	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4511	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4512	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4513	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4514	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4515	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4516	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4517	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage is not notarized. (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4518	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4519	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) State Testing. The file failed one or more of the state threshold tests. This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363).
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4520	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4521	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4522	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4523	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Final TIL was incomplete.
 Response 1 (XX/XX/XXXX 2:14PM)
The final TIL was provided.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD-1 not signed by all parties and is not stamped true and accurate by the settlement agent.

 (Open) The mortgage was not completed accurately. The Notary section is incomplete.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The settlement statement is not compliant with RESPA Reform requirements. The recording fee for the Mortgage was not disclosed to the borrower on the Good Faith Estimate.

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4524	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The Mortgage was missing from the file.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4525	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4526	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not Notarized (Cleared) The file contains no evidence of the Right to Cancel Notice for the second borrower. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4527	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4528	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4529	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. not signed (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4530	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. not signed (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4531	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. NOT SIGNED	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4532	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4533	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4534	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4535	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. Mortgage is not notarized.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4536	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4537	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. not signed	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4538	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The notary information is missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4539	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4540	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not Notarized (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4541	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. *** NOT SIGNED (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4542	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4543	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4544	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not Notarized (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4545	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4546	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not marked final, stamped or fully executed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4547	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4548	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4549	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not notarized.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice for borrower 2.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4550	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was dated XX/XX/XXXX.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4551	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Missing the notary information. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4552	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4553	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The notary information is missing. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4554	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 provided in the loan file is not marked as final, certified to be true and correct or executed.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4555	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not Notarized (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4556	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4557	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4558	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4559	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4560	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage is not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4561	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response 1 (XX/XX/XXXX 2:24PM)
Further review of the loan file confirmed the funding date was XX/XX/XXXX, which is after the rescission period.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. The Notary did not execute the Mortgage.

 (Open) 1003 is missing from file unable to determine if the Initial GFE Date is more than 3 business days from the Application Date.

 (Open) 1003 missing from file unable to determine if the Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4562	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4563	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4564	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4565	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4566	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4567	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4568	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Not signed by all parties and/or stamped true and accurate by the settlement agent.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4569	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)
 Response 1 (XX/XX/XXXX 6:35AM)
The Boarding Sheet indicated the loan disbursed on XX/XX/XXXX.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file does not state Final and it is not signed, nor dated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4570	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4571	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not marked final, stamped or fully executed.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4572	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response 1 (XX/XX/XXXX 1:34PM)
Further review of the loan file confirmed the funding date was 0XX/XX/XXXX, which is after the rescission.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. The Notary did not execute the Mortgage.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The 1003 was missing. unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4573	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4574	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4575	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not Notarized (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4576	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.no signature	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4577	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO SIGNATURE	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4578	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO SIGNATURE	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4579	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO SIGNATURE	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4580	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4581	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO SIGNATURE	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4582	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO SIGNATURE	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4583	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO SIGNATURE	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4584	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4585	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4586	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4587	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4588	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) HUD-1 Final. It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not marked final, stamped or fully executed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4589	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4590	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4591	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. *** NOT SIGNED (Open) The Mortgage was missing from the file. (Open) Flood Cert does not indicate whether property is located in a flood zone. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4592	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4593	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) HUD-1 Final. It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not marked final, stamped or fully executed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4594	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4595	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) HUD-1 Final. It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not marked final, stamped or fully executed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4596	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) HUD Final- missing. There is no evidence of a final HUD-1 Settlement Statement. No HUD-1 provided in the loan file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	4597	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. The final HUD-1 IS NOT MARKED FINAL, SIGNED, STAMPED OR FULLY EXECUTED. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4598	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) This loan did not provide the date the rate was set, which is required for the COMAR Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX) This loan did not provide the date the rate was set, which is required for the HOEPA Higher-Priced Mortgage Loan Finding. FAIL
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4599	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4600	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Mortgage was missing from the file. (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4601	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4602	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4603	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not Notarized (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4604	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4605	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage is not Notarized . (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4606	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4607	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4608	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notarized is not signed on Mortgage. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4609	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. . The final HUD-1 was not signed or executed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4610	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. no signature (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4611	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. NO SIGNATURE	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4612	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO SIGNATURE	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4613	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.no signature (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4614	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4615	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not Notarized .	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4616	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Not Notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4617	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4618	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4619	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4620	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4621	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4622	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4623	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4624	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. ** NOT SIGNED (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4625	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Final TIL was incomplete. Unable to determine if it was within 3 days of 1003. Response 1 (XX/XX/XXXX 10:14AM) Further review of the loan file confirmed the initial TIL was provided within 3 days of the application date and the final TIL was provided at closing as required. (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4626	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4627	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. also it was not signed. (Cleared) The Final TIL was incomplete. Unable to determine if it was within 3 days of 1003. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The Initial GFE Date unable to determine if it was within 3 days of 1003.	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4628	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The Mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4629	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. ** NOT SIGNED (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4630	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. *** NOT SIGNED	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4631	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The original mortgage was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4632	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage is not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4633	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not marked final, stamped or fully executed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4634	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The note was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4635	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4636	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4637	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4638	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4639	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4640	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4641	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. The final HUD-1 IS NOT MARKED FINAL, SIGNED, STAMPED OR FULLY EXECUTED. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4642	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file failed one or more of the state threshold tests. This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4643	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The final TIL does not reflect the loan terms properly. Response 1 (XX/XX/XXXX 8:01AM) Further review of the loan file confirmed the final TIL was accurate. (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4644	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4645	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4646	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4647	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4648	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. ** NOT SIGNED

 (Open) FLOOD CERT DOES NOT INDICATE WHETHER PROPERTY IS LOCATED IN A FLOOD ZONE

 (Cleared) There are additional Compliance Findings. ** This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4649	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. *** NOT SIGNED (Open) The Mortgage was missing from the file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4650	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4651	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4652	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. It is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4653	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Not signed or stamped. (Open) The mortgage was not completed accurately. Mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4654	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage is not Notarized (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4655	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. Notarized document is not completed.

 (Cleared) The final TIL is missing from the file. Compliance check was run on preliminary TIL.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4656	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 10:30AM)
After further review of the file it was determined that the Boarding Data Sheet shows a disbursement date of XX/XX/XXXX, which is after the rescission period.

 (Cleared) This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4657	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4658	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4659	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4660	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. Does not state Final, has not been certified and/or signed by borrowers.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4661	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4662	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) There are additional Compliance Findings. This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4663	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice for the co borrower Ava Perkins
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4664	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4665	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4666	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4667	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4668	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not notarized.

 (Open) The Initial GFE Date is more than 3 business days from the Date of the Flood Cert which was used as the application date, as there was no 1003.

 (Open) The Initial Disclosure Date is more than 3 business days from the date of the Flood Cert which was used as the application date as there is no 1003.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4669	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4670	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4671	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX
 Response 1 (XX/XX/XXXX 10:50AM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The loan failed the Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4672	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4673	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 due to not being signed and the file containing no evidence of the Right to Cancel Notice for the second borrower. (Open) The mortgage was not completed accurately. Mortgage is not Notarized (Cleared) The file contains no evidence of the Right to Cancel Notice for the second borrower. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4674	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4675	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not Notarized (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4676	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4677	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4678	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4679	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4680	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 provided in the loan file is not marked as final, certified to be true and correct or executed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4681	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4682	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4683	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4684	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4685	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4686	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 2:09PM)
The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. Not notarized.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4687	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4688	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4689	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4690	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4691	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4692	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4693	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice for Borrower 1.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4694	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4695	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4696	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The Final TIL was incomplete. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4697	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4698	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The initial Truth and Lending Disclosure is missing from the file. MO Pmt x Maturity = Total Pmts - Loan Amt = Actual Fin Chg - TIL Fin Chg =$XXXX x 240 = $XXXX - $XXXX = $XXXX - $XXXX = Actual Variance($XXXX) Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4699	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4700	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The original MIM was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4701	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. original mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4702	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4703	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) HUD Final- missing. There is no evidence of a final HUD-1 Settlement Statement. No HUD-1 provided in the loan file that states final, stamped, or signed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4704	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. THE FINAL HUD-1 IS NOT MARKED FINAL, SIGNED, STAMPLED OR FULLY EXECUTED. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4705	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4706	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not marked final, stamped or fully executed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4707	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4708	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4709	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4710	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The original mortgage was not completed accurately as it was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4711	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The original mortgage was not completed accurately it was not notarized. (Open) The Mortgage was missing from the file.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4712	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4713	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4714	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4715	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage signed and recorded but not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4716	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR§226.23(h) )The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. Right to cancel date is dated 45 days after closing date. Loan closed XX/XX/XXXX right to cancel signed XX/XX/XXXX.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4717	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not Notarized .	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4718	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The Initial Disclosure Date is not Signed from Borrower

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4719	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4720	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4721	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4722	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage is not notarized . (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4723	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4724	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4725	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4726	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4727	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4728	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4729	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO SIGNATURE (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4730	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4731	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4732	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4733	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized or witnessed.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4734	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4735	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4736	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4737	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4738	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4739	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4740	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4741	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage itself was missing from the file. There is an Act of Correction of Mortgage, but not the mortgage itself.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4742	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4743	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4744	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. Mtg not notarized

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. Lock Date not in the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4745	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The Flood Cert is missing from the Loan file. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4746	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4747	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C

Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	4748	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4749	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The Notary did not execute the Mortgage.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4750	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. Lock Date Not In The File
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4751	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage is not notarized (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4752	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4753	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. Mortgage is not notarized

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4754	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4755	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4756	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	4757	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4758	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the borrowers have-not fully executed the HUD (Open) The mortgage was not completed accurately. Notary Missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4759	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not fully executed by the borrowers or labeled as finale.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4760	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4761	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4762	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not fully executed by all parties. (Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4763	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Notary Missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4764	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	4765	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4766	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The Notary acknowledgment is incomplete. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4767	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4768	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) Application- The loan application is missing from the loan file, therefore the Borrowers’ income, assets or debts can not be fully verified. (Open) Credit Report- The loan file did not contain a credit report for either Borrower to determine the Borrowers debts, payment history to make a determination if the Borrowers had the ability to repay the subject loan.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4769	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4770	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4771	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4772	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary Missing (Cleared) The file contains no evidence of the Right to Cancel Notice For the Co- Borrower --- NE THI Pham and Thanh Pham Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4773	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4774	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary Missing (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4775	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4776	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary Missing Page no 3 and 4 of the mortgage is missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4777	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4778	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4779	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4780	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4781	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized.	(Open) Income Docs- The income/employment is not documented properly according to guides, missing 2 years W2s (Open) VVOE required- A VVOE is required within 10 days of Note date, no VVOE is in the file. (Open) Application- The initial application is missing , not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is missing.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4782	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4783	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4784	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in the file. (Open) Income Docs- The income/employment is not documented properly according to guides, only the XX W2 was provided (unable to determine if one or two years W2s were required due to the missing AUS) (Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is missing from the loan file.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4785	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4786	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Application- The initial and final application is missing from the loan file. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report is missing from the loan file. (Open) Debts- The DTI did not reflect all of the borrower’s debts resulting in a DTI that exceeds allowable tolerances. The property taxes for the subject property was not documented.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4787	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) Application- The initial and final application is missing from the loan file. (Open) Credit Report- The credit report is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) AUS Missing- The AUS is missing from the loan file.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4788	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4789	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4790	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4791	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. notary Missing (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4792	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4793	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The file failed one or more of the state threshold tests. This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Income Docs- The income/employment is not documented properly according to guides, only one year W2 was provided (no AUS findings were available to verify if one year W2 would be satisfactory). (Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is missing from the loan file.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4794	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4795	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not Notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4796	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Although the mortgage has been notarized and recorded, the loan file does not contain all 16 pages as indicated from the mortgage document.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4797	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4798	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Was not singed	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4799	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized	(Open) Income Docs- The income/employment is not documented properly according to guides, the pay stubs attached do not provide an employer name and there are no W2s present. (Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report contain alerts (Social Security number, death or fraud alerts) which have not been adequately addressed in the loan file. (Open) Debts- There was no documentation provided to support the property tax expenses.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4800	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4801	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4802	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately and notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4803	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The Loan Originator Identifiers are not listed on the Note/Mortgage.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) Application- The loan application is missing from the loan file, therefore the Borrowers’ income, assets or debts can not be fully verified. (Open) Credit Report- The loan file did not contain a credit report for either Borrower to determine the Borrowers debts, payment history to make a determination if the Borrowers had the ability to repay the subject loan. (Open) VVOE required- The loan file did not contain a verbal verification of employment for either Borrower to determine the current employment status of either borrower.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4804	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4805	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) Application- The final application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is missing.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4806	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4807	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4808	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4809	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	4810	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Loan Originator Identifiers are not listed on the Note/Mortgage. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4811	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) the FINAL binding HUD-1was no executed by all parties and/or stamped true and accurate. (Open) The mortgage was not completed accurately. Missing Notary stamp. (Open) The Loan Originator Identifiers are not listed on the Note/Mortgage. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4812	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4813	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4814	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4815	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4816	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.HUD was not fully executed by the borrowers.	(Open) Credit Report- The credit report was missing from the loan file to determine the Borrowers credit history and debts. (Open) Application- The loan file did not contain an application to determine the Borrowers employment, debts or details of the transaction.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4817	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4818	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not fully executed by borrower (s)	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4819	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4820	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. notary Missing (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4821	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Open) The Loan Originator Identifiers are not listed on the Note.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4822	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4823	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4824	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4825	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4826	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4827	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. Mortgage was not notarized.

 (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4828	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4829	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4830	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4831	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The HUD-1 in file was not executed by all parties and/or stamped true and accurate. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4832	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4833	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Loan Originator Identifiers are not listed on the Note/Mortgage.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4834	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4835	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The HUD-1 in file was not executed by all parties and/or stamped and notarized.

 (Cleared) This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4836	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4837	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4838	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4839	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	4840	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Open) The Loan Originator Identifiers is not listed on the Note.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in the file. (Open) Application- The final application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is missing (Tri Merge).	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4841	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The mortgage was not notarized

 (Cleared) The HUD-1 in file is not executed by all parties and/or stamped true and accurate
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The Loan Originator Identifiers is not listed on the Note/Mortgage.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4842	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. The mortgage was not notarized

 (Cleared) There are additional Compliance Findings. Secondary Market Exceptions and Loan Conditions This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4843	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4844	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed (Open) The mortgage was not completed accurately. The mortgage was not notarized (Open) The Loan Originator Identifiers is not listed on the Note/Mortgage. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4845	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The Loan Originator Identifiers is not listed on the Note/Mortgage.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4846	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The HUD-1 in file is not executed by all parties and/or stamped true and accurate.

 (Open) The Loan Originator Identifiers is not listed on the Note/Mortgage.

 (Cleared) This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements. FAIL This loan failed the documentation type test due to one of the following findings:(XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029)The document type of the loan is “No Asset Verification,” “No Asset or Income Verification,” “No Documentation,” “No Income Verification,” “Reduced,” or “Streamline Refinance;” or The documentation type of the loan was not provided. The documentation type is one of several factors that should be considered when making any mortgage loan. PLEASE NOTE: This result is not a determination that the lender or credit analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See Repayment Ability Alert (below) for full repayment ability requirements.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4847	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The Loan Originator is not listed on the Note/Mortgage.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4848	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4849	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4850	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4851	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4852	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4853	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4854	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4855	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Not notarized by notary. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4856	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 is not signed. (Open) The Mortgage was missing from the file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4857	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4858	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. Mortgage was not notarized.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4859	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Loan Originator are not listed on the Note/Mortgage.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4860	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrower. (Open) The Loan Originator Identifiers are not listed on the Note/Mortgage. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4861	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers. (Open) The Loan Originator Identifiers are not listed on the Note/Mortgage. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4862	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	4863	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The Loan Originator Identifiers are not listed on the Note/Mortgage.	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	4864	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) The Loan Originator Identifiers are not listed on the Note/Mortgage.	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	4865	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4866	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4867	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded. (Open) The Loan Originator Identifiers are not listed on the Note/Mortgage.	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	4868	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage is not notarized. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4869	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage is not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4870	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4871	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4872	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4873	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. MORTGAGE IS NOT NOTARISED.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4874	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or marked Final or a true copy.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4875	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or marked Final or a true copy. (Open) The mortgage was not completed accurately. MORTGAGE IS NOT NOTARISED	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4876	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) Federal RESPA This loan failed the Good Faith Estimate disclosure date test due to one of the following reasons: (12 CFR §1024.7, transferred from 24 CFR §3500.7, as amended in XXXX)The loan has a Good Faith Estimate disclosure date that is not within three business days of the loan originator’s application date (or the date creditor received application if loan originator’s application date is not provided); or The Good Faith Estimate disclosure date is after the closing date. The loan has a Good Faith Estimate disclosure date that is not within three business days of the application date; or The Good Faith Estimate disclosure date is after the closing date. Not later than 3 business days after a loan originator (broker or lender) receives an application for a federally related mortgage loan, or information sufficient to complete an application, the loan originator must provide the applicant with a GFE. In the case of dealer loans, the lender must either provide the GFE or ensure that the dealer provides the GFE. The lender is responsible for ascertaining whether the GFE has been provided, if a mortgage broker is involved in the transaction. If the mortgage broker has provided a GFE, the lender is not required to provide an additional GFE. This calculation takes into account a user-submitted designation of the days that the creditor’s office will be deemed to be as open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.7 (GFE disclosure not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: None
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report is missing. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file for the Co-Borrower. (Open) Application- The final application is missing.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4877	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or marked Final or a true copy.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4878	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately Not notarized. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4879	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4880	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately Not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4881	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4882	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4883	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. MORTGAGE IS NOT NOTARISED (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4884	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4885	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4886	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4887	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage is not notarized. (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4888	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4889	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4890	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The HUD-1 was not executed by all parties and/or stamped true and accurate.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4891	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4892	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4893	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Final TIL was incomplete. The document is not signed and date by the borrower.
 Response 1 (XX/XX/XXXX 4:28PM)
Final TIL was Provided.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 2:01PM)
The loan reviewed contains a note date more than XX months old and the statute of limitations have run out.

 (Cleared) The loan failed the Rescission test.
 Response 1 (XX/XX/XXXX 2:00PM)
The loan reviewed contains a note date more than XX months old and the statute of limitations have run out.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

									N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4894	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrower. (Open) The mortgage was not completed accurately. Mortgage in file was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4895	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) there is no evidence of property is located in a flood zone. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4896	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Mortgage was missing from the file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4897	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The HUD-1 in file was not executed by all parties and/or stamped true and accurate. (Open) The mortgage was not completed accurately. MORTGAGE IS NOT NOTARISED (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4898	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4899	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4900	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4901	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4902	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately.NO NOTARISED (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing and required by the guides. (Open) Credit Report- The guidelines require a tri-merge credit report and not contained in the loan file.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4903	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. NOT NOTARIZED (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing and required by the guides. (Open) Credit Report- The guidelines require a tri-merge credit report. The loan file does not contain a credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4904	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response 1 (XX/XX/XXXX 2:55PM)
Per the final signed HUD, the loan was closed on XX/XX/XXXX. A disbursement date was not provided, there is no way to determine if three days rescission was provided. Rescission period.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).
 (Cleared) The Mortgage was missing from the file.
 Response 1 (XX/XX/XXXX 2:44PM)
The previous Mortgage, referenced in the Acknowledgement of Multiple Indebtedness Mortgage was provided.

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4905	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing. (Open) Credit Report- The credit report is missing. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Income Docs- The income/employment is not documented properly according to guides. Missing XX W-2.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4906	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The mortgage was not completed accurately. The mortgage in file doesn’t indicate the document was notarized prior to recording. Response 1 (XX/XX/XXXX 11:55AM) The Mortgage was provided. (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There were additional observations regarding the closing documentation. The Hud-1 is missing a Cost to Cure in the amount of $XXXX per the GFE vs. HUD Analysis.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4907	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4908	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. NOT NOTARISED (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Application-

The final application is missing and required by the guides.

(Open) Credit Report-

The guidelines require a tri-merge credit report. The loan file does not contain a credit report.

(Open) VVOE required-

A VVOE is required within 10 days of Note date for a wage earner and 30 days for self-employed. No VVOE is in evidence in the file.

(Open) Income Docs-

The income/employment is not documented properly according to guides. The loan file contains a K-1 for the Borrower’s Partnership; however, the Partnership returns were not provided and the income cannot be calculated. The Co-Borrower’s paystub identifies the Borrower’s S-Corp as the Employer and the check indicates a different Company with the same check number. Various fonts are reflected on the XX W-2. The Partnership income and Co-Borrower’s income were not included in the calculation. The Borrower’s base pay from primary employer was not verified for two years and the income was averaged. The S-Corp income declined from XX to XX.

										3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4909	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Mortgage was missing from the file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4910	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. notary Missing (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Open) The Loan Originator Identifiers are not listed on the Note/Mortgage.	(Open) Credit Report- The credit report is missing from the loan file. (Open) VVOE required- The loan file does not contain a VOE or VVOE.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4911	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The note was not completed accurately.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4912	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4913	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage in file is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4914	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The mortgage was not completed accurately.
 Response 1 (XX/XX/XXXX 11:05AM)
The Acknowledgement of Existing Multiple Indebtedness Mortgage was provided along with the previous mortgage.

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation
 Response 1 (XX/XX/XXXX 11:04AM)
The Boarding Data Sheet confirmed the funding date was XX/XX/XXXX, which was after the rescission period.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4915	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4916	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4917	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD-1 not executed by all parties, and/or stamped true and accurate.
 Response 1 (XX/XX/XXXX 3:17PM)
The provided HUD is not marked final, endorsed or signed, or stamped certified. Unable to determine the provided document is the Final HUD-1.

 (Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file (Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is missing from the loan file.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4918	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4919	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. NOTARIZED IS MISSING (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Cleared) Right to Cancel Notice IS MSSING FOR CO BORROWER Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4920	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4921	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. Response 1 (XX/XX/XXXX 3:26PM) Further review of the loan file confirmed that the funding date is XX/XX/XXXX, which is after the rescission period.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4922	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report is missing from the loan file. (Open) Income Docs- The income/employment is not documented properly according to guides. All income documentation is missing from the loan file. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. Missing a VVOE.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4923	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4924	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 provided in the loan file marked as “final”, signed by all parties, and/or stamped true and accurate by the settlement agent with their signature or initials
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Income Docs- The income/employment is not documented properly according to guides. Missing all documentation. (Open) Credit Report- The credit report is missing from the loan file. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. Missing a VVOE.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4925	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 provided in the loan file marked as “final”, signed by all parties, and/or stamped true and accurate by the settlement agent with their signature or initials Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	4926	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Application- The final application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is missing from the loan file.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4927	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not notarized.

 (Cleared) Borrower Signature is missing on final HUD.HUD-1 provided in the loan file is not marked as “final”, signed by all parties, and/or stamped true and accurate by the settlement agent with their signature or initials
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice for co-borrower
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4928	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not signed and notarized

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4929	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4930	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4931	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4932	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed.

 (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4933	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4934	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4935	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4936	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final hud 1 is not signed.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4937	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final hud 1 is not signed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4938	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4939	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) The final hud 1 is not signed by all parties and/or stamped true and accurate. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing and required by the guides. (Open) Credit Report- The guidelines require a tri-merge credit report. A credit report was not provided.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4940	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) There are additional Compliance Findings. This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4941	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4942	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	No	(Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) Application- The loan application is missing from the loan file. (Open) VVOE required- A VVOE is missing from the loan file. (Open) Income Docs- The income documents are expired. Borrower employed with XX. The loan closed on XXXXXX and the most recent pay statement is ending XXXX13. In addition, W2s missing from the loan file. (Open) Credit Report- The credit report dated XXXX13 expired as of the Note date XXXXXX.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4943	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) The final hud 1 is not signed (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. also page 3 and 4 are missing.	(Open) AUS Missing-

The AUS is missing from the loan file

(Open) Application-

The final application is missing and required by the guides.

(Open) VVOE required-

A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.

(Open) Income Docs-

The income/employment is not documented properly according to guides. The loan file does not contain 2 years of employment or pension distribution. A YTD paystub and XX was used for income calculation and XX pension distribution. SSI was documented with XX benefit statement and used for income calculation.

(Open) Credit Report-

The guidelines require a tri-merge credit report. A credit report was not provided.

										3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4944	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) The final hud 1 Is not signed by all parties and/or stamped true and accurate.

 (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.

 (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Application-

The final application is missing and required by guides.

(Open) Credit Report-

The guidelines require a tri-merge credit report. A credit report was not provided. The loan file contained 12 months cancelled checks payable to the SBA which was paid on the Settlement Statement.

(Open) VVOE required-

A VVOE is required within 10 days of Note date. The loan file contains written VOE’s. The Borrower’s WVOE is dated XX/XXXX and represents 28 business days from the Note. The Co-Borrower’s WVOE is dated XX/XX and represents 26 business days from the Note.

(Open) Income Docs-

The income/employment is not documented properly according to guides. The written VOE for the Co-Borrower indicates semi monthly payroll paid on the 5th and 20th of each month. The loan file contains bi-weekly paystubs issued 2.5 months after the ending period. The check dated XX/XXXX is XXXX higher than the salary. The Co-Borrower’s income was not included in the income calculation based on the discrepancies. In addition, the Co-Borrower did not have a two year history of self-employment and was also not included in the income calculation.

										3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4945	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4946	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not singed (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4947	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4948	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4949	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final hud 1 is not signed

 (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4950	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4951	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4952	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) The final hud 1 is not signed (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report is not contained in the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE’s are in the file.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4953	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Flood Cert is missing from the Loan file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is X% of cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4954	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final hud 1 is not signed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4955	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) The final hud 1 is not signed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) Application- The final application is missing as required by guides. (Open) Credit Report- The credit report is missing from loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) AUS Missing- The AUS is missing from the loan file.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4956	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4957	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed.

 (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) There are additional Compliance Findings. This loan failed the DTI provided test. (XX SB270/HB363, XX. Code Ann., Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower’s repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower’s ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4958	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.the final hud 1 is not signed

 (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4959	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.The Final HUD 1 is not signed. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4960	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4961	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4962	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4963	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4964	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4965	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The HUD-1 was not executed by all parties and/or stamped true and accurate. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4966	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) HUD-1 in file is not executed by all parties and/or stamped true and accurate. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Mortgage.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4967	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) the HUD-1 in file is not executed by all parties and/or stamped true and accurate. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4968	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4969	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4970	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrower. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4971	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4972	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4973	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4974	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower signature is missing in hud.

 (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4975	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4976	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	4977	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. Mortgage is not notarized.

 (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4978	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4979	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4980	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4981	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed.

 (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice of co borrower.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report is missing from the loan file.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4982	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 3:22PM)
The loan reviewed contains a note date more than XX months old and the statute of limitations have run out.

 (Cleared) The mortgage was not completed accurately. Mortgage was not notarized.
 Response 1 (XX/XX/XXXX 3:15PM)
Notarized mortgage in the loan file.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4983	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) Misc Compliance Findings. There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4984	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	4985	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the borrower.

 (Open) The mortgage was not completed accurately. Mortgage in file was not notarized.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date. Application date was XX/XX/XXXX and earliest GFE was XX/XX/XXXX.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. Application date was XX/XX/XXXX and earliest TIL was XX/XX/XXXX.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4986	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4987	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Mortgage was not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4988	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	4989	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4990	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4991	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 3:57PM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The mortgage was not completed accurately. The mortgage was not notarized. Response 1 (XX/XX/XXXX 3:57PM) The Acknowledgement of Existing Multiple Indebtedness Mortgage was provided along with the previous mortgage.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4992	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 3:40PM)
Further review of the loan file confirmed the funding date was XX/XX/XXXX, which is after the rescission period.

 (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.
 Response 1 (XX/XX/XXXX 3:35PM)
The Mortgage provided is not notarized as required.

 (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 3:30PM)
The final HUD was provided along with the signed Right to Cancel.

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4993	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 12:29PM)
Further review of the loan file confirmed the funding date was XX/XX/XXXX, which is after the rescission period.

 (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 12:16PM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) The Mortgage was missing from the file.
 Response 1 (XX/XX/XXXX 12:16PM)
The Acknowledgement of Existing Multiple Indebtedness Mortgage was provided along with the previous mortgage.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4994	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 12:32PM)
Final HUD not required to be signed when accompanied by a signed Notice of Right to Cancel.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 12:31PM)
After further review of the loan it was discovered that the Boarding Data Sheet shows a funding date of XX/XX/XXXX which is after the rescission period.

 (Open) Inaccurate Mortgage. The mortgage was not completed accurately. It was not notarized.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	4995	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) Borrower Signature date is missing nor it is marked as final

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	4996	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4997	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The Loan Originator Identifiers are not listed on the Note/Mortgage. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B

Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	4998	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	4999	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5000	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5001	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is cost to cure in the amount of $XXXX For the XX% Tolerance and a Cure Needed in the amount of $XXXX for the X% tolerance. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5002	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is no cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5003	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX X% Tolerance Cure is $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5004	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5005	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5006	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final
 Response 1 (XX/XX/XXXX 3:30PM)
Further review of the loan file confirmed the final HUD was provided along with the signed Right to Cancel.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response 1 (XX/XX/XXXX 3:29PM)
Further review of the Boarding Data Sheet confirmed the funding date was XX/XX/XXXX, which is after the rescission period.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5007	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Mortgage was not Notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5008	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final

 (Open) The Mortgage was missing from the file.

 (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	5009	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) Flood Cert Does not provide any evidence if the property is located in flood Zone or not
 Response 1 (XX/XX/XXXX 11:09AM)
Further review of the loan file confirmed the Flood Cert in the file was correct.

 (Cleared) The Mortgage was missing from the file.
 Response 1 (XX/XX/XXXX 11:08AM)
Mortgage provided.

 (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final
 Response 1 (XX/XX/XXXX 11:05AM)
Further review of the loan file confirmed the final HUD was provided along with the signed Right to Cancel.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5010	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5011	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5012	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final Response 1 (XX/XX/XXXX 1:21PM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The Mortgage was missing from the file. Response 1 (XX/XX/XXXX 1:16PM) The Acknowledgement of Existing Multiple Indebtedness Mortgage was provided along with the previous mortgage.	(Open) Application- The initial and final application is missing; therefore unable to verify all debts for DTI and ATR consideration. (Open) AUS Missing- The AUS or the Loan Approval is missing from the loan file. (Open) Credit Report- The Tri merged credit report is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date for the Borrower.. No VVOE is in evidence in the file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5013	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5014	XXXXX	$XXXXX	QM - Exempt	ATR - Exempt	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final	ATR Exempt	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5015	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5016	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5017	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The Mortgage was missing from the file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	5018	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Notary Missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) Application- The loan application is missing from the loan file, therefore the Borrower’s employment, income, assets or debts cannot be fully verified. (Open) Credit Report- The loan file did not contain a credit report for the Borrower to determine the Borrower’s debts, payment history to make a determination if the Borrowers had the ability to repay the subject loan. (Open) VVOE required- The loan file did not contain a verbal verification of employment for the Borrower to determine the current employment status of the borrower.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5019	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5020	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Notary Missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5021	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1..Borrower Signature and date is missing nor it is marked as final (Open) Flood Cert Does not provide any evidence if the property is located in flood Zone or not	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5022	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) Mortgage was not notarized	(Open) Credit Report-

The credit report is missing from the loan file.

(Open) Application-

The initial/final application is missing from the loan file.

(Open) VVOE required-

A VVOE is required within 10 days of Note date for employment and within 120 days of the Note date for self-employment. Wage income from XXX XX and self-employment income from XXX, of which the borrower is XXX owner, was used for qualification. Various other k-1 income used for qualification; borrower < 25% ownership. No VVOEs are evidenced in the file.

(Open) Financial Statements Obtained-

The loan closed XXXXXX. Personal and business tax returns provided for XXXX. YTD profit and loss statements and balance sheets for XX were not provided as required per Appendix Q.

(Open) Tax Returns Obtained-

The personal tax returns and business returns for MBM Consulting were not signed and dated as required by Appendix Q.

										3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5023	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5024	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing (Open) The Loan Originator Identifiers are not listed on the Note/Mortgage. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5025	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Notary Missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5026	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final

 (Open) The mortgage was not completed accurately. Notary Missing

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5027	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5028	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Notary Is missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5029	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Notary Missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5030	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Notary Missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5031	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5032	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Notary is missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5033	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5034	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1..Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. Notary Stamp is missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5035	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report is missing from the loan file. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. The VVOE is missing from the loan file. (Open) Income Docs- The income/employment is not documented properly according to guides. the XX W2 is missing from the loan file.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5036	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5037	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5038	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower signature was missing in final hud.

 (Open) Mortgage was not notarized

 (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5039	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5040	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The Final TIL was incomplete. Not signed or notarized Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5041	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5042	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5043	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The mortgage was not completed accurately. MISSING NOTARY (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5044	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5045	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final Response 1 (XX/XX/XXXX 1:09PM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The Mortgage was missing from the file. Response 1 (XX/XX/XXXX 1:02PM) The Acknowledgement of Existing Multiple Indebtedness Mortgage was provided along with the previous mortgage.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5046	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5047	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final (Open) The Mortgage was missing from the file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	5048	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) HUD - 1 IS NOT MARKED FINAL OR SIGNED Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) Application- The initial and final application is missing from the loan file. (Open) Credit Report- The credit report is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) AUS Missing- The AUS is missing from the loan file (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower.	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5049	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Mortgage was missing from the file. Response 1 (XX/XX/XXXX 4:11PM) The Acknowledgement of Existing Multiple Indebtedness Mortgage was provided along with the previous mortgage. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final Response 1 (XX/XX/XXXX 4:10PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5050	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Not signed by all parties, and/or stamped true and accurate by the settlement agent.

 (Open) The mortgage was not completed accurately. The Notary acknowledgment is incomplete.

 (Cleared) Federal TILA This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX FAIL This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX FAIL
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) Federal TILA This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX FAIL This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX FAIL
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5051	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5052	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	(Open) Application- The initial and final application is missing from the loan file. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5053	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5054	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 1:55PM) This is a new audit finding based on newly received documents. See Finding #2 of 2. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) Borrower Signature is missing , HUD is not marked as final	(Open) Income Miscalc- The income is miscalculated on one or more borrowers resulting in a DTI exceeding the allowable guides, Recalculated the Debt to Income ratio to be XX% (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date, VOE in the file is expired. The Note Date us XX/XXXX, the borrower’s WVOE is dated XXXXXX (68 days old) and the co borrower’s WVOE is dated XXXXXX (45 days old).	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5055	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) Final HUD does not have Borrower Signature and not marked as final	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5056	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5057	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) Borrower Signature date is missing nor it is marked as final	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5058	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5059	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 12:07PM)
The final HUD confirmed the funding date was XX/XX/XXXX, which is after the rescission period.

 (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 12:05PM)
The final HUD was provided along with the signed Right to Cancel.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5060	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5061	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5062	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Credit Report- The tri-merge credit report is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) AUS Missing- The AUS is missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5063	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary was missing on Mortgage. (Cleared) The final TIL is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5064	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. Response 1 (XX/XX/XXXX 10:24AM) The final HUD was provided along with the signed Right to Cancel.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is a single bureau report and a tri-merge is required.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5065	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing and required by guides. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. The loan file contains a written VOE dated XX/XXXX and represents 16 business days from the Note.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5066	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) VVOE required- A VVOE is missing from the loan file. (Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge report.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5067	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5068	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5069	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The Mortgage was not recorded. Response (XX/XX/XXXX 10:00AM) Updated Grade	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5070	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence that the Mortgage was recorded. Response 1 (XX/XX/XXXX 5:20PM) The recorded mortgage was provided. (Cleared) The mortgage was not completed accurately. Response 1 (XX/XX/XXXX 5:19PM) The fully executed Mortgage was provided. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 5:19PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5071	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5072	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5073	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Mortgage was missing from the file. Original Mortgage Dated XX/XX/XXXX and referenced on the Acknowledgment of Existing Multiple Indebtedness Mortgage.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	5074	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5075	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Pages are missing from the original Mortgage. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5076	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) There is no evidence that the Mortgage was recorded.
 Response 1 (XX/XX/XXXX 4:35PM)
The recorded mortgage was not provided. No additional documentation was uploaded.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5077	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5078	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5079	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) There are additional Compliance Findings. Secondary Market Exceptions and Loan Conditions This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence is expired. The Borrower’s VOE is dated XX/XXXX and represents 28 business days prior to the Note. The Co-Borrower’s VOE is dated XX/XXXX and represents 38 business days prior to the Note. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The guidelines require a tri-merge credit report.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5080	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Borrower signature is missing in hud.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5081	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5082	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5083	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5084	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement not signed Response 1 (XX/XX/XXXX 2:57PM) Closing Package contains signed HUD	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5085	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5086	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5087	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The Mortgage was not notarized. (Cleared) The final TIL is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5088	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Signature is missing (Open) The mortgage was not completed accurately. Notary signature is missing (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX for XX% Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5089	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5090	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5091	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. signature is missing	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5092	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) Signature is missing.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5093	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS or loan approval is missing from the loan file. (Open) Credit Report- The Trimerge credit report is missing from the loan file to verify all debts included in the DTI.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5094	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5095	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) Signature is missing in hud.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5096	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 3:46PM)
Right to Receive Appraisal notice was in the file dated XX/XX/XXXX and was provided within 3 days of the Application.

 (Cleared) HUD 1 in file is not stamped final or signed by borrowers.
 Response 1 (XX/XX/XXXX 3:44PM)
Final HUD is required to either be stamped final by the Settlement agency or signed by the Borrowers. A closing package signature is not sufficient.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed. TIL in file was not signed by the borrowers.
 Response 1 (XX/XX/XXXX 3:15PM)
Final TIL Provided

									N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5097	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5098	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (XX/XX/XXXX 3:56PM) The final TIL was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5099	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5100	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5101	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5102	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Initial HUD tested	Yes	(Open) Signature is missing in hud	(Open) AUS Missing- The AUS is missing from the loan file (Open) Debts- Documentation to verify the current property taxes was not provided. (Open) Credit Report- The credit report provided is not a Tri Merge credit report.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5103	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) Signature is missing (Open) The mortgage was not completed accurately. Notary signature is missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5104	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) Missing either signatures, marked as Final or stamped True and certified copy. (Open) Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5105	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5106	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5107	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5108	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Credit Report- The loan file contains a credit report, dated XXXXXX, however, contained only one bureau. The Trimerge report is missing from the loan file which could reflect additional debts for the borrower. (Open) VVOE required- A VVOE dated within ten business days of the subject note date of XX/XXXX is not in file as required for the borrower.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5109	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5110	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5111	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5112	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Mortgage was not notarized. (Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5113	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5114	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5115	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5116	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5117	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) Signature is missing in hud. (Cleared) Borrower signature was missing in RTC. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5118	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5119	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5120	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5121	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5122	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5123	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) Mortgage was not notarized.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. VVOE in loan file is dated 77 days prior to close.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5124	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) Signature or Stamp was missing in hud. (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5125	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The Mortgage was missing from the file. (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not signed by all parties. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	5126	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5127	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5128	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5129	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5130	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) Signature is missing in hud.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5131	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5132	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Credit Report- The loan file contains a credit report, dated XXXXXX, however, contained only one bureau. The Trimerge report is missing from the loan file which could reflect additional debts for the borrower. (Open) VVOE required- A VVOE dated within ten business days of the subject note date of XX/XXXX is not in file as required.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5133	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5134	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5135	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5136	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5137	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5138	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5139	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Credit Report- The loan file contains a credit report, dated XXXXXX, however, contained only one bureau. The Trimerge report is missing from the loan file which could reflect additional debts for the borrower. (Open) VVOE required- A VVOE dated within ten business days of the subject note date of XXXXXX is not in file as required.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5140	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5141	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 6:50PM) The loan reviewed contains a note date more than XX months old and the statute of limitations have run out.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5142	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5143	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The loan file did not contain documentation to determine the date of funding.	(Open) Employment history- VVOE is 40 days old at close. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is a single bureau report and a tri-merge is required.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5144	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) Signature is missing in hud.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5145	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5146	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5147	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5148	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The Mortgage was not notarized.	(Open) Application- The final and initial application is missing to determine if the borrower has alimony/child support or additional debts to meet the ATR requirements. (Open) AUS Missing- The AUS or the loan approval is missing from the loan file to determine if meets ATR requirements. (Open) Credit Report- The Trimerge credit report is missing to determine if there are additional debts to meet the ATR requirements.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5149	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Credit Report- The tri-merge credit report is missing from the loan file. (Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE is expired. The VVOE dated XX/XXXX and the loan closed on XX/30XX. 43 days old.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5150	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5151	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response 1 (XX/XX/XXXX 10:48AM)
Review of the documentation provided confirms that the HUD settlement statement is not marked final, stamped or fully executed.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Cleared) The Final TIL was incomplete.
 Response 1 (XX/XX/XXXX 10:47AM)
The final TIL in the file is not required to be signed.

 (Open) There is no evidence that the Mortgage was recorded.

									N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5152	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VOE’s contained in the loan file were expired. The Borrower’s VOE was 46 days prior to the Note and the Co-Borrower’s VOE was 48 days from the Note. (Open) Credit Report- The guidelines require a tri-merge credit. (Open) Income Miscalc- The income is miscalculated on one or more borrowers resulting in a DTI exceeding the allowable guides.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5153	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5154	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not singed	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5155	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5156	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrower.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5157	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5158	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5159	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD-1 was not signed. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5160	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD-1 was not signed. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5161	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD not signed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5162	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX%cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5163	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to 0%cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5164	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 , not marked as final and not signed.

 (Cleared) The Final TIL was incomplete, not signed by borrowers.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5165	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response 1 (XX/XX/XXXX 12:18PM) Executed closing package addressed the Final HUD 1 missing finding. (Cleared) There is no evidence that the Mortgage was recorded. Response 1 (XX/XX/XXXX 12:17PM) Mortgage provided addressed the mortgage recorded finding.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5166	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5167	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5168	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX% cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5169	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not singed (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5170	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5171	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5172	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The note was not completed accurately. Note is not signed by any party.

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5173	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5174	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX% cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5175	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5176	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5177	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrowers. The VVOE for the Borrower is 94 days old at close and the file is missing the VVOE for the Co-Borrower.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5178	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The FINAL binding HUD-1 not signed (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5179	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX% cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5180	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) The Final TIL was incomplete. Response 1 (XX/XX/XXXX 11:49AM) Executed closing package addressed the Final TIL incomplete finding. (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response 1 (XX/XX/XXXX 11:42AM) The executed closing package addressed the Final HUD 1 missing finding.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is missing from the loan file and the DTI cannot be calculated. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower(s). Missing VVOE.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5181	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5182	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5183	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5184	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD not signed (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX for X% tolerance fee’s and $XXXX for XX% tolerance fees. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5185	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized or recorded.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5186	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not singed (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5187	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The HUD-1 in file was not executed by all parties and/or stamped true and accurate. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5188	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5189	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing and required by guides.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5190	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5191	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5192	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5193	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) The final HUD-1 was not signed. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired. (Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report (Tri Merge) is missing from the loan file.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5194	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5195	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5196	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The Flood Cert is missing from the Loan file. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	(Open) Application- The initial/final application is missing from the loan file. (Open) Credit Report- The credit report is missing from the loan file. (Open) Income Docs- All income documentation is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date for employment and within 120 days of the Note date for self-employment. Due to a missing application and review of the loan documentation, it could not be determined if a VVOE is required.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5197	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5198	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5199	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 11:09AM) Further review of the loan file confirmed; a lender credit of $XXXX was provided. Customer’s settlement charges resulted in $XXXX (Open) The Right to Rescind for Borrower 2 was not in the loan file.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5200	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5201	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5202	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed, due to not having a 1003 application date. .
 Response 1 (XX/XX/XXXX 8:17AM)
Further review of the loan file confirmed the initial GFE was provided within 3 days of the application.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file due to not having a 1003 application date.
 Response 1 (XX/XX/XXXX 8:16AM)
Further review of the loan file confirmed the initial disclosure was provided within 3 days of the application.

 (Cleared) There is no evidence that the Mortgage was recorded.
 Response 1 (XX/XX/XXXX 8:13AM)
The recorded Mortgage was provided.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. The Final Hud -1 is missing
 Response 1 (XX/XX/XXXX 8:10AM)
The final HUD was provided along with the signed Right to Cancel.

									(Open) Application- The final application is either inaccurate, missing or not signed as required by guides. The loan file does not contain a signed 1003. (Open) Credit Report- The credit report is a single bureau request with Equifax. A tri-merge credit report is required.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5203	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 6:34PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response 1 (XX/XX/XXXX 6:33PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5204	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5205	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. The Final HUD-1 is Missing
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5206	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 4:01PM) Review of the final HUD confirmed the Lender Credit was sufficient to cover all closing costs. A cost to cure is not required. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. ** NOT SIGNED Response 1 (XX/XX/XXXX 6:39PM) The final HUD was provided along with the signed Right to Cancel. (Open) The mortgage was not completed accurately./ not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5207	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5208	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5209	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The Mortgage for the Refinance was missing from the file. (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	5210	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 1:44PM)
Review of the final HUD confirmed a lender credit of $XXXX was provided. Customer’s settlement charges resulted in $XXXX

 (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 1:42PM)
The final HUD was provided along with the signed Right to Cancel.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

									N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5211	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. HUD NOT SIGNED OR STAMPED Response 1 (XX/XX/XXXX 1:51PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5212	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. No signatures.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX There is a cure in the amount of $XXXX on pg one of HUD .
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5213	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5214	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 was not signed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5215	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The note was not completed accurately. The NOTE was not executed by all borrowers. Response 1 (XX/XX/XXXX 8:41AM) The signed Note was provided. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 8:39AM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5216	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. TheHUD-1 was not signed. Response 1 (XX/XX/XXXX 11:33AM) Final HUD not required to be signed when accompanied by a signed Notice of Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5217	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not stamp dated and no signature from notary

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. The Final Hud -1 is missing .
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Mortgage. NMLS is not on the Mortgage.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5218	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5219	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary was missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5220	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) VVOE required- A VVOE is required within 10 days of Note date. The note date on this loan is XXXXXX, the borrower’s VVOEs are expired, dated XXXXXX and XXXXXX (15 and 16 days old). The co borrower’s VVOE is dated XXXXXX meeting guidelines (7 days old at closing). (Open) Credit Report- The credit report was provided but it is not a Tri Merge report, does not meet conventional guidelines.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5221	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) VVOE required- A VVOE is required within 10 days of Note date, the note date us XX/XXXX, Bothe VVOEs in the file are dated XXXXXX and 56 days old. (Open) Credit Report- The credit reports provided are not Tri Merge reports.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5222	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5223	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or marked as true and accurate. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5224	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is not signed as required by guides. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE is in evidence in the file is expired for both employers. A TWN was pulled XX/XXXX and represents 15 business days prior to the Note for the primary employer and on XXXX for the secondary employer and represents 34 days prior to the Note.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5225	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5226	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5227	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary was missing. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5228	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary was missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5229	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5230	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5231	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately due to missing notary signature and stamp.

 (Open) The loan file did not contain a copy of the application; therefore, it could not be determined if the Initial GFE Date is within 3 business days from the Application Date.

 (Open) The loan file did not contain a copy of the application; therefore, it could not be determined if the Initial Disclosure Date is within 3 business days from the Application Date.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX due to increased appraisal fee.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5232	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5233	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) HUD-1 is not signed, marked or stamped (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5234	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5235	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5236	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5237	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Loan Originator Identifier and/or the Loan Origination Company Identifier is not active/accurate. The loan originator name differs from the NMLS name submitted.
 Response 1 (XX/XX/XXXX 4:13PM)
Further review of the loan file confirmed that nmls is correct.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 4:00PM)
Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.

 (Cleared) The note was not completely signed.
 Response 1 (XX/XX/XXXX 3:58PM)
The note was provided.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not noted as Final, signed or stamped certified.
 Response 1 (XX/XX/XXXX 3:57PM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer’s application. (12 CFR 1026.19(a)(1))
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5238	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5239	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5240	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) HUD-1 is not signed, marked or stamped (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5241	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5242	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Application- The final application is missing and required by the guidelines. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The guidelines require a tri-merge credit report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5243	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5244	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5245	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Not signed	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau and a tri-merge is required.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5246	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date.**Cannot determine if initial GFE was in compliance within 3 days of application as 1003 is missing from the file. (Open) Unable to tell if the Initial Disclosure Date is more than 3 business days from the Application Date no 1003 in file	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5247	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B

Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	5248	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5249	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The note was not completed accurately. Borrowers did not sign Response 1 (XX/XX/XXXX 11:47AM) The fully executed Note was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5250	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5251	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5252	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5253	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5254	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5255	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. Response 1 (XX/XX/XXXX 10:09AM) The Appraisal Notice was provided. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 2:15PM) The final HUD was provided.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing. (Open) VVOE required- A VVOE is required within 10 days of Note date. VVOE for B1 in file dated 16 business days from the Note date. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE for B2 evident in the file. (Open) Credit Report- A tri-merged credit report was required on all XX home loan transactions, but the file only contains information from one of the three credit repositories.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5256	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5257	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary was missing.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5258	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5259	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 12:07PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. It was not signed or stamped and did not say it was the Final Response 1 (XX/XX/XXXX 12:06PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5260	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. HUD Not signed or stamped Response 1 (XX/XX/XXXX 11:24AM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5261	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Missing the Final executed Mortgage (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5262	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) Application- The final application is missing and required by guidelines. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The guidelines require a tri-merge report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5263	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5264	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5265	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5266	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Initial HUD tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. A VOE was conducted on XX/XXXX which was 18 business days prior to the Note for the Borrower and 27 business days for the Co-Borrower dated XX/XXXX. (Open) Credit Report- The guidelines require a tri-merge credit report.	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5269	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	No	(Cleared) The Initial Loan Estimate Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer’s application. (12 CFR 1026.19(e)(1)(iii)) Response 1 (XX/XX/XXXX 3:19PM) Evidence of application date XX/XX/XXXX provided in the loan file and initial LE was sent on the same day.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing from the loan file. (Open) Application- The final application is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Income Docs- The income/employment is not documented properly according to guides. All documentation is missing.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5281	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5282	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The file contains no evidence of the Right to Cancel Notice. The Right to Cancel Notice was not signed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5283	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD-1 was not signed.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5284	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage is not executed by a notary, nor is the mortgage signed by the borrower. (Open) There is no evidence that the Mortgage was recorded. (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5285	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage not recorded. Response (XX/XX/XXXX 10:00AM) Updated Grade (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. VVOE for Co-Borrower was 11 business days old at close.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5286	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5287	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. Missing any VVOE.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5288	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5289	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5290	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD not signed (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There were cost to cure in the amount of $XXXX for X% tolerance and $XXXX for the XX% tolerance category. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5291	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5292	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5293	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5294	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5295	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) HUD-1 is not signed, stamped or marked.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5296	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a XX% cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5297	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5298	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) The final HUD is missing the borrowers’ signature. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a X% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower(s). The VVOE’s in the file are more than 10 days old at close.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5299	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5300	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-not signed Response 1 (XX/XX/XXXX 1:38PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5301	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The initial 1003 was not found in the file therefore it could not be determined if the Initial GFE Date was within 3 business days from the Application Date. (Open) The initial 1003 was not found in the loan file therefore it could not be determined if the Initial TIL Date was within 3 business days from the Application Date.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower(s). VVOE’s for the SE Borrowers are missing from the loan file.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5302	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 8:31AM)
The Right to Receive a Copy of Valuation Report was provided.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. HUD not signed or stamped
 Response 1 (XX/XX/XXXX 8:30AM)
The HUD-1 provided is not marked as Final, endorsed or signed, or stamped certified. Unable to determine that the document provided is the Final HUD-1

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
									N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5303	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a XX% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5304	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) There is no evidence that the Mortgage was recorded. (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5305	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5306	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5307	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Not signed.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5308	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5309	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. HUD NOT SIGNED OR STAMPED Response 1 (XX/XX/XXXX 1:49PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5310	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The initial 1003 was not found in the loan file therefore it could not be determined if the Initial GFE was within 3 business days from the Application Date. (Open) The initial 1003 was not found in the loan file therefore it could not be determined if the Initial TIL was within 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5311	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The initial 1003 was not found in the loan file therefore it could not be determined if the Initial GFE was within 3 business days from the Application Date. (Open) The initial 1003 was not found in the loan file therefore it could not be determined if the Initial TIL was within 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5312	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. HUD not signed or stamped Response 1 (XX/XX/XXXX 1:56PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5313	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5314	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5315	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5316	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5317	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5318	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not the Tri Merge report as required by the guidelines (only Equifax report).	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5319	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature. (Open) The mortgage is missing the settlement date and the notary’s signature and seal. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a XX% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5320	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) HUD-1 is not signed, marked or stamped.	(Open) Application- The final application is either inaccurate, missing or not signed as required by guides.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5321	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5322	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature. (Open) The mortgage is missing the settlement date, notary’s signature and seal. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a XX% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5323	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or marked as true and correct. Response 1 (XX/XX/XXXX 10:36AM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 10:32AM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5324	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NOT SIGNED OR STAMPED FINAL	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5325	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5326	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 is not signed or marked as true and accurate. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5327	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5328	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5329	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed.

 (Open) The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the initial GFE Disclosure provided in the loan file was not disclosed within 3 days of the application date.

 (Open) The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the initial TIL Disclosure provided in the loan file was not disclosed within 3 days of the application date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5330	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Mortgage was missing from the file. (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	5331	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-not signed Response 1 (XX/XX/XXXX 1:25PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5332	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. NOT SIGNED OR STAMPED TRUE AND CERTIFIED (Open) The Mortgage was missing from the file. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	5333	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5334	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The settlement statement in the loan file is not marked final, stamped or executed.
 Response 1 (XX/XX/XXXX 8:03AM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 8:03AM)
Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.

 (Cleared) The Initial Disclosure Date is less than 7 business days before the Consummation Date. Under Reg Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 7th business day before consummation of the transaction. (12 CFR 1026.19(a)(2)(i))
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer’s application. (12 CFR 1026.19(a)(1))
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5335	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX for XX% tolerance Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) AUS Missing- The AUS or the loan approval is missing from the loan file. (Open) Application- The initial and final applications are missing from the loan file to determine if there are additional debts to be included in the DTI. (Open) Credit Report- The trimerge credit report is missing from the loan file to determine if there are additional debts to be included in the DTI.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5336	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. VVOE for Borrower is 18 days old at close.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5337	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrowers’ signatures. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a XX% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5338	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5339	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5340	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Mortgage was missing from the file. Response 1 (XX/XX/XXXX 12:23PM) The Mortgage and Acknowledge of MIM was provided. (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. ** NOT SIGNED	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5341	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 was not signed or stamped true and accurate. Response 1 (XX/XX/XXXX 1:10PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5342	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 in file is not signed and/or stamped true and accurate.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5343	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5344	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Initial HUD tested	Yes	(Open) There is no evidence that the Mortgage was recorded. Response 1 (XX/XX/XXXX 12:11PM) A copy of the recorded Mortgage was not provided. (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The loan failed the Rescission test. The funding date is before the third business day following consummation. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- A tri-merged credit report required on all XX home loan transactions but loan file only has evidence of only one credit repository. (Open) VVOE required- A VVOE is required within 10 days of Note date. VVOE is in evidence in the file but expired as it was dated 11 business days from the Note date.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5345	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5346	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5347	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5348	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. The Final Hud-1 is missing . Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5349	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau and a tri-merge is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. The VVOE in the loan file is 44 days old at close.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5350	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Unsigned.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5351	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) There are additional Compliance Findings. This loan failed the total indebtedness test due to one of the following findings: (XXXX Constitution, Article 16, Section 50 (a)(6)(B), as amended Sept. XXXX)The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XX% of the fair market value of the homestead on the date the extension of credit is made. No CLTV ratio was provided. For XX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XX% of the fair market value of the homestead on the date the extension of credit is made.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5352	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5353	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5354	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5355	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5356	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) There are additional Compliance Findings. This loan failed the total indebtedness test due to one of the following findings: (XXXX Constitution, Article 16, Section 50 (a)(6)(B), as amended Sept. XXXX)The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XX% of the fair market value of the homestead on the date the extension of credit is made. No CLTV ratio was provided. For XX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XX% of the fair market value of the homestead on the date the extension of credit is made.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5357	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5358	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5359	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 is not signed by all parties, and/or stamped true and accurate. (Open) The settlement statement is not compliant with RESPA Reform requirements.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5360	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	(Open) Application- The final application is missing. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report contain in the loan file is not a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5361	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in he loan file is a single bureau and a tri-merge is required. (Open) Income Docs- The income/employment is not documented properly according to guides. Missing XX W2 for Borrower. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. VVOE for Borrower is 39 days old at close.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5362	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5363	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5364	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5365	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence that the Mortgage was recorded. Response 1 (XX/XX/XXXX 12:29PM) Further review of the loan file confirmed the fully executed, recorded Mortgage was provided (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file was not signed or marked as final. Response 1 (XX/XX/XXXX 12:28PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5366	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5367	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not fully executed by the borrowers (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5368	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5369	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5370	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5371	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5372	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. *HUD was not fully executed and it could not be determined that this was the final	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5373	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 - not signed, not marked Final, not stamped certified.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5374	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5375	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5376	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5377	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report is a single bureau and a tri-merge is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. VVOE is 30 days old at close.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5378	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 11:51AM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response 1 (XX/XX/XXXX 11:47AM) The final HUD was provided along with the signed Right to Cancel.	(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Application-

The final application is missing as required by guides.

(Open) Credit Report-

The guidelines require a tri-merge credit report.

(Open) VVOE required-

A VVOE is required within 10 days of Note date. A TWN dated XX/XXXX was 29 business days prior to the Note for the Borrower. In addition, the Borrower had 25% ownership in an S-Corp which generated a business loss the most recent year. A third party verification of self employment was not contained in the loan file. The business loss of $XXX per month did not significantly impact the Borrower’s income.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5379	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) Initial GFE Date. The 1003 was missing; therefore, unable to determine if the Initial Disclosure to GFE date is within3 business days from the Application Date.
 Response 1 (XX/XX/XXXX 11:30AM)
The application provided confirmed the initial GFE was provided within 3 days of the application.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 11:28AM)
Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.

 (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 11:26AM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) Initial TIL Date. The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3business days from the Application Date.
 Response 1 (XX/XX/XXXX 11:25AM)
The application provided confirmed the initial TIL was provided within 3 days of the application.

 (Cleared) The file contains no evidence of the Right to Cancel Notice. RTC for Tina Ober is not in the file
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5380	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5381	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5382	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5383	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5384	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5385	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 in the file was not executed, marked Final or stamped Certified. Response 1 (XX/XX/XXXX 2:32PM) The final HUD was provided along with the signed Right to Cancel. (Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5386	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 2:51PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. not signed Response 1 (XX/XX/XXXX 2:49PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5387	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 12:41PM) Further review of the final HUD confirmed the Lender Credit increased and all closing costs were paid by the Lender. A cost to cure is not required.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5388	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5389	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 12:35PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not stamped Final or signed by the borrowers. Response 1 (XX/XX/XXXX 12:34PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5390	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5391	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 due to not signed or executed. Response 1 (XX/XX/XXXX 12:49PM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 12:48PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5392	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5393	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	No	(Cleared) Right to Cancel Notice provided in the loan file was not issued to, signed and/or dated by all required parties.
 Response 1 (XX/XX/XXXX 2:48PM)
This is a workout renewal loan; documentation is not required.

 (Cleared) Multiple indebtedness mortgages must be filed with the local clerk of court in the parish where the mortgaged property is located, except in the city of XXXX, where it must be filed with the Recorder of Mortgages. No evidence MIM is recorded.
 Response 1 (XX/XX/XXXX 2:47PM)
The MIM was provided.

 (Cleared) The Last Loan Estimate was provided on (XX/XX/XXXX) which is on or after (XX/XX/XXXX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (12 CFR 1026.19(e)(4)(ii))
 Response 1 (XX/XX/XXXX 2:46PM)
Documentation provided does not provide information or proof to determine that the borrower did not in fact received a copy of the CD dated XX/XX and/or XX/XX

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
									(Open) Income Docs- The income/employment is not documented properly according to guides. There was no income documentation provided to satisfy conditions for a loan with a Note Date of XXXXXX. (Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit reports provided are not Tri Merge reports.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5397	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE’s in the loan file are 20 days old at time of close.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5399	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is missing the Notary Public section completed.
 Response 1 (XX/XX/XXXX 6:59PM)
Further review of the loan file confirms that the notary is required.

 (Cleared) This loan failed the charges that in total cannot increase more than XX% test. A cost to cure in the amount of $XXXX is required.
 Response 1 (XX/XX/XXXX 6:57PM)
Client agrees with our finding.

 Response 2 (XX/XX/XXXX 2:56PM)
The client provided the borrower with a cure in the amount of $XXXX

 (Cleared) This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). There was a cost to cure in the amount of $XXXX of which $XXXX was reimbursed on the Final CD. There is a remaining cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 6:56PM)
Client agrees with our finding.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Application-

The initial application is missing from the file.

(Open) Application-

The final application is missing from the file.

(Open) Credit Report-

The credit report in the loan file is a single bureau report and a tri-merge is required.

(Open) VVOE required-

A 3rd-party verification of the borrower’s self-employed business is required within 30 days of Note date. No verification is in evidence in the file.

(Open) Tax Transcripts Missing-

The tax transcripts are missing from the loan file. The borrower is self-employed with a Schedule C business and 2 years of tax transcripts are required.

										3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5406	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The Initial Loan Estimate Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer’s application. (12 CFR 1026.19(e)(1)(iii))
 Response 1 (XX/XX/XXXX 9:31AM)
Reviewed additional documents that show the original loan was denied on 6-9-16 and was reactivated on XX/XX/XXXX. Initial LE sent on XX/XX/XXXX.

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response 1 (XX/XX/XXXX 9:21AM)
Loan is not subject to NRTC.

(Open) AUS Missing-

The AUS is missing from the loan file

(Open) Application-

The initial and final applications are missing from the loan file.

(Open) Credit Report-

The credit report in the loan file is a single bureau report and a tri-merge is required.

(Open) Income Miscalc-

The income is miscalculated on one or more borrowers resulting in a DTI exceeding the allowable guides. The XX 1040 tax return includes a Schedule C with a reported loss that was not considered. The final DTI is XX%

(Open) VVOE required-

A VVOE is required within 10 days of Note date. No VVOE is in the file for SE Borrower.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5407	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations. Response 1 (XX/XX/XXXX 3:29PM) No Action Loan grade 1 or 2	(Open) Credit Report- The credit report is a single bureau report. A tri-merge credit report is required.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5411	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to 0% cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5412	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5413	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5414	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Final TIL was incomplete. The final TIL was not executed.
 Response 1 (XX/XX/XXXX 8:06AM)
The TIL was provided.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file does not noted as final, certified or signed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5415	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5416	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5417	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5418	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The mortgage was not completed accurately. The Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5419	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX for XX% tolerance.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX for X% tolerance.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5420	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. Response 1 (XX/XX/XXXX 1:11PM) The Notice of Right to Cancel disclosure was provided. (Cleared) The Mortgage was missing from the file. Response 1 (XX/XX/XXXX 1:09PM) The Mortgage was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5421	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5422	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5423	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5424	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5425	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Missing signatures, certification and/or HUD stating Final. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5426	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. The Final HUD -1 is Missing
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5427	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date. (Cleared) HUD-1Final. It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or marked as final. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5428	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD unsigned Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5429	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5430	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Application-

The final application is missing.

(Open) Credit Report-

A tri-merged credit report was required on all XX home loan transactions, but the file only contains information from one of the three credit repositories.

(Open) Income Docs-

The income for the borrower is not documented properly according to guides as the file only contains one year of income documentation.

(Open) VVOE required-

A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file for the borrower.

(Open) VVOE required-

A VVOE is required within 10 days of the Note date. VVOE is in evidence in the file for the co-borrower, but dated within 20 days from the Note date.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5431	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5432	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) HUD-1 is not signed, marked or stamped.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5433	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5434	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) HUD-1 is not marked, signed or stamped	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5435	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE contained in the loan file is dated XXXXXX. Note is dated XXXXXX. (Open) Credit Report- The credit report contain in the loan file is not a tri-merge credit report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5436	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 was not signed or stamped true and accurate. Response 1 (XX/XX/XXXX 10:46AM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The Mortgage was missing from the file. Response 1 (XX/XX/XXXX 10:44AM) Mortgage provided. (Cleared) Right to Cancel Notice provided in the loan file was not signed or dated by all required parties. Response 1 (XX/XX/XXXX 10:43AM) Notice of Right To Cancel provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5437	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5438	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5439	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5440	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5441	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. There is no signature, stamp certified or marked as final. Response 1 (XX/XX/XXXX 11:49AM) The final HUD was provided along with the signed Right to Cancel. (Open) The mortgage was not completed accurately. Not notarized.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final/initial application is missing. (Open) Credit Report- A tri-merged credit report missing with only one credit repository available in the loan file. (Open) VVOE required- A VVOE is required within 10 days of the Note date. VOE in the file dated within 13 business days from the Note date.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5442	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5443	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) HUD-1 is not stamped, marked or signed	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5444	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5445	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO SIGNATURE (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5446	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) This loan failed the Qualified Mortgage Classification Test. The Qualified Mortgage Type provided for this loan does not match the Qualified Mortgage Classification calculated by Compliance Analyzer for one or more of the following reasons: The loan has a loan term of greater than 360 months; The loan has negative amortization; The loan has a balloon payment; The loan has an interest only feature; The loan has points and fees that exceed the Qualified Mortgage Points and Fees threshold; The loan is not eligible to be purchased, insured, or guaranteed by a GSE, HUD, VA, USDA, or Rural Housing Services (for Qualified Mortgage Type of “Agency”);The borrower’s DTI exceeds the XX% threshold limit as set by appendix Q (for Qualified Mortgage Type of “General”); or The borrower’s debt and income have not been calculated and verified according to appendix Q (for Qualified Mortgage Type of “General”).
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5447	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5448	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) HUD-1 is not stamped, marked or signed (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5449	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5450	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5451	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO signature	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5452	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	5453	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) HUD-1 is not signed, marked or stamped (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5454	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) There is no evidence that the Mortgage was recorded or notarized. Response (XX/XX/XXXX 10:00AM) Updated Grade	N/A	3	N/A	3	B	C	N/A	N/A	B	C	B	C	N/A	N/A	B	C	B	C	N/A	N/A	B	C	B	C	N/A	N/A	B	C	B	C	N/A	N/A	B	C
XXXX	5455	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5456	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report contain in the loan file is not a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5457	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) Further review of the loan file confirmed the fully executed, recorded Mortgage was provided
 Response 1 (XX/XX/XXXX 10:06AM)
Further review of the loan file confirmed the fully executed, recorded Mortgage was provided

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $ $XXXX
 Response 1 (XX/XX/XXXX 10:05AM)
Lender credits increased at closing, borrower closing costs paid by lender.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5458	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5459	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 9:55AM)
The final HUD was provided.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 9:54AM)
Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.

 (Cleared) Right to Cancel Notice provided in the loan file was inaccurate not signed or dated by all required parties.
 Response 1 (XX/XX/XXXX 9:53AM)
The Right to Rescind was provided.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5460	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. VVOES in loan file are 20 days old at close.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5461	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) HUD-1 not signed, marked or stamped.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5462	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5463	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5464	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 5:11PM)
Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. The Final Hud -1 Missing
 Response 1 (XX/XX/XXXX 4:33PM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) There is no evidence that the Mortgage is in file.
 Response 1 (XX/XX/XXXX 4:27PM)
The Acknowledgement of Existing Multiple Indebtedness Mortgage was provided along with the previous mortgage.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5465	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5466	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5467	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5468	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5469	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 12:56PM) Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 12:55PM) The final HUD was provided along with the signed Right to Cancel.	(Open) Application- The final application is missing and required document per guidelines. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date and 30 days for self-employment by third party. No VVOE is in evidence in the file. (Open) DTI Exceeds Maximum- The DTI exceeds Investor guidelines of XX%. The DTI was XX%.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5470	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5471	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5472	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or marked as final.
 Response 1 (XX/XX/XXXX 2:58PM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 2:55PM)
Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.

 (Open) There is no evidence that the Mortgage was recorded.
 Response 1 (XX/XX/XXXX 2:52PM)
The recorded Mortgage document was provided; however, it was not notarized as required.

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau and a tri-merge is required.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5473	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5474	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 is not signed or marked as true and accurate.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5475	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5476	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5477	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5478	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5479	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5480	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5481	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5482	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) HUD-1 is not signed, marked or stamped. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5483	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5484	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) HUD-1 is not signed, marked or stamped.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5485	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) HUD-1 not signed, stamped or marked. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5486	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5487	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX%cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5488	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5489	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5490	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5491	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5492	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5493	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5494	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5495	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 - It was not indicated that this was the final HUD nor was it fully executed by the borrowers	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5496	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD not marked final, stamped or fully executed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a Zero tolerance cost to cure in the amount of $XXXX There is a XX% tolerance cost to cure needed in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5497	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5498	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5499	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not indicated as final. Response 1 (XX/XX/XXXX 1:35PM) Further review of the loan file confirmed the final HUD and fully executed Right to Cancel were provided. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5500	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5501	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5502	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The settlement statement is not compliant with RESPA Reform requirements. Required cost to cure is $XXXX	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5503	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower, or marked as a true copy.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5504	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the borrower.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5505	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5506	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 10:15AM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) The Mortgage was missing from the file.
 Response 1 (XX/XX/XXXX 10:14AM)
The Acknowledgement of Existing Multiple Indebtedness Mortgage was provided along with the previous mortgage.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 10:09AM)
Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5507	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5508	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) Right to Cancel Notice provided in the loan file was not signed and/or dated by all required parties. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5509	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5510	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau and a tri-merge is required. (Open) Income Docs- The income/employment is not documented properly according to guides. Borrower earns commission > 25% of gross and tax returns are missing. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. The VVOE is 43 days old at close.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5511	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5512	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5513	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report contained in loan file is insufficient. The report is a single bureau and a tri-merge is required. (Open) VVOE required- Two full years of continuous employment history was not obtained for the borrower. The VVOE is 65 days old at close.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5514	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5515	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5516	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5519	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5528	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Credit Report-

The guidelines require a tri-merge credit report.

(Open) VVOE required-

A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. The file contains a written VOE dated XX/XXXX and represents 31 days prior to the Note.

(Open) Income Docs-

The income/employment is not documented properly according to guides. The written VOE contains modifications which were not explained on the YTD earnings. The paystub identifies a $XXX advance was repaid. No explanations were provided to determine the impact on the ability to repay.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5529	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The Last Loan Estimate was provided on (XX/XX/XXXX) which is on or after (XX/XX/XXXX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (12 CFR 1026.19(e)(4)(ii)) Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The initial application is missing from the file. (Open) Application- The final application is missing from the file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5533	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. A VVOE is missing from the loan file. The VOE is dated XX/XXXX and the Note is dated XX/XXXX.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5539	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to X% cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5540	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX%cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5541	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrower.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B

Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	5542	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Income Docs- The income/employment is not documented properly according to guides. Missing XX W2 for Borrower and recent pay stub and XX W2 for Co-Borrower. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrowers. Missing VVOE for each Borrower.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5543	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD-1 was not signed. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5544	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5545	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5546	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not fully executed by the borrower (s) (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5547	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file. (Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	5548	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report contain alerts (Social Security number, death or fraud alerts) which have not been adequately addressed in the loan file. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrowers. The file is missing VVOE’s for employment and self-employment.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5549	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5550	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not Notarized (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5551	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5552	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5553	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5554	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5555	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5556	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5557	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. The Final HUD -1 Missing .
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5558	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5559	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer’s application. (12 CFR 1026.19(a)(1))
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure needed in the amount of $XXXX for difference in transfer taxes.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial application is either inaccurate, missing or not signed as required by guides. (Open) Credit Report- The credit report is a single bureau report and tri-merge is required.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5560	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. HUD not signed or stamped
 Response 1 (XX/XX/XXXX 12:52PM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX FAIL This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5561	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. NO SIGNATURE Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are not missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required.	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5562	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5563	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE is 36 days old at close.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5564	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file does not state final, stamped or signed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5565	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5566	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. NO SIGNATURE OR STAMPED FINAL HUD
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX XX% TOLERANCE
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Application- The initial and final application is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing from the loan file. (Open) AUS Missing- The AUS is missing from the loan file.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5567	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Final Hud- 1 Missing .
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. NMLS IS NOT ON THE MORTGAGE.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5568	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5569	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5570	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD HAS NOT STAMPED FINAL OR SIGNATURE	(Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE is expired. The VVOE is dated XXXXXX and the loan closed on XXXXXX. 40 calendar days. (Open) Credit Report- The tri-merge credit report is missing from the loan file.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5571	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. The Final HUD-1 Missing .
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5572	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5573	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5574	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 was not signed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5575	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5576	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5577	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5578	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE’s are expired. The VVOE is dated XXXXXX and the loan was closed on XX/XXXX. 38 days old. (Open) Credit Report- The tri-merge credit report is missing form the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5579	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) HUD-1Final. It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or marked as final. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5580	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date due to unable to verify application date not being in file.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file not signed or stamped.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The Initial GFE Date is more than 3 business days from the application date due to unable to verify application date not being in file.

 (Open) The Initial Disclosure Date is more than 3 business days from the application date due to unable to verify application date not being in file.

									N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5581	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 11:02AM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 **8 Not Signed Response 1 (XX/XX/XXXX 10:57AM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5582	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5583	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) HUD-1 not signed, stamped or marked. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5584	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Mortgage was missing from the file. (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. no mortgage on file (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) Application- The initial and final application is missing to verify all debts to determine DTI/ATR. (Open) AUS Missing- The AUS or the loan approval is missing from the loan file. (Open) Credit Report- The Tri-merge credit report to determine that all debts have been included in the DTI for ATR guidelines.	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	5585	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL does not reflect the loan terms properly. Final TIL is not signed.
 Response 1 (XX/XX/XXXX 10:36AM)
The final TIL in the file is not required to be signed.

 (Open) The Mortgage was missing from the file.

 (Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The borrower’s debt and income have not been calculated and verified according to appendix Q (for Qualified Mortgage Type of “General”).Qualified Mortgage This loan failed the Qualified Mortgage Classification Test. The Qualified Mortgage Type provided for this loan does not match the Qualified Mortgage Classification calculated by Compliance Analyzer for one or more of the following reasons: The borrowers debt and income have not been calculated and verified according to appendix Q.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	5586	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage is not recorded. Response (XX/XX/XXXX 10:00AM) Updated Grade (Cleared) Right to Cancel Notice provided in the loan file was inaccurate. The right to cancel date is in excess of three business days. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5587	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. VVOE for Borrower is 37 days old at close.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5588	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file was not signed or marked as final. Response 1 (XX/XX/XXXX 10:16AM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5589	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. not executed

 (Open) The note was not completed accurately.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5590	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5591	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5592	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report contain in the loan file is not a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. TWN contained in the loan file is dated XX/XXXX for both borrowers. Note is dated XX/XXXX. An updated VVOE is not contained in the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5593	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 2:35PM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 2:32PM) Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5594	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 4:38PM) Further review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5595	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5596	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 10:39AM)
Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.

 (Cleared) The initial 1003 was not found in the loan file therefore it could not be determined if the Initial TIL Date was within 3 business days from the Application Date.
 Response 1 (XX/XX/XXXX 10:38AM)
The Initial TIL was provided.

 (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 10:37AM)
The final HUD was provided along with the signed Right to Cancel.

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- Per XX guide a tri-merge credit report is required for each applicant on the loan application but credit report in file reported only one credit bureau. (Open) VVOE required- A VVOE is required within 10 days of Note date. VVOE is in evidence in the file but it is expired, dated 22 business date from the Note date.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5597	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence that the Mortgage was recorded. Response 1 (XX/XX/XXXX 9:41AM) The recorded Mortgage was provided. (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response 1 (XX/XX/XXXX 9:29AM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5598	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was not signed, marked as Final or stamped certified. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5599	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5600	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	5601	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5602	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5603	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5604	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5605	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5606	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5607	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5608	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Not notarized. (Open) There is no evidence that the Mortgage was recorded.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5609	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5610	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Not signed	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau and a tri-merge is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. The VVOE is 24 days old to close.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5611	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5612	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5613	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5614	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5615	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Cleared) The final TIL is missing from the file. A review for compliance could not be performed.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5616	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage is not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5617	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5618	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5619	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5620	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5621	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower or marked Final or a true copy.
 Response 1 (XX/XX/XXXX 11:14AM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 11:14AM)
Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 11:13AM)
Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5622	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5623	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The mortgage was not completed accurately. The Mortgage was not notarized.
 Response 1 (XX/XX/XXXX 11:08AM)
Acknowledgment of Existing Multiple Indebtedness Mortgage and Original Mortgage was provided.

 (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 10:57AM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 10:46AM)
Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5626	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 12:55PM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 12:55PM) Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5627	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) There is no evidence that the Mortgage was recorded. Response 1 (XX/XX/XXXX 3:39PM) Review of loan file contained the recorded multiple indebtedness DOT, however the acknowledgment for the subject transaction is not located in the loan file and was not provided by the client. (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file contains an initial GFE; however, the loan file does not contain documentation to evidence the borrower received and acknowledged the form.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	5628	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 12:32PM) Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or Signed by the Borrowers. Response 1 (XX/XX/XXXX 12:31PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5629	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 12:39PM) Further review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) REO PITI- The Borrowers own other real estate and the PITI for each additional mortgage is not documented.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5630	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Application- The final application is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of the Note date. The borrower is employed with XX. The Work Number XXXX15 expired as of the Note date XX/XX15. No VVOE is evidenced in the file for the borrower.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5631	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The mortgage was not completed accurately./ not notarized.
 Response 1 (XX/XX/XXXX 11:22AM)
The Acknowledgement of Existing Multiple Indebtedness Mortgage was provided along with the previous mortgage.

 (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. ** NOT SIGNED
 Response 1 (XX/XX/XXXX 10:59AM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 10:57AM)
Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5632	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	(Open) Application- The final application is missing and required by guidelines. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The guidelines require a tri-merge report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5633	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) There is no evidence that the Mortgage was recorded.
 Response 1 (XX/XX/XXXX 10:51AM)
The recorded Mortgage was provided; however, was not notarized as required.

 (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. *** NOT SIGNED
 Response 1 (XX/XX/XXXX 10:50AM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 10:49AM)
Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing. (Open) Credit Report- Per XX guide a tri-merge credit report is required for each applicant on the loan application, but only one credit bureau was supported in the file. (Open) VVOE required- A VVOE is required within 10 days of Note date. VVOE is in evidence in the file, but it’s expired as it’s dated 15 days from the Note date.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5640	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A cost to cure in the amount of $XXXX is required. Response 1 (XX/XX/XXXX 11:29AM) The Lender credit was increased to offset the fee increase of the same amount on the CD dated XX/XX/XXXX, all closing costs are paid by the lender requiring no cost to cure. (Open) The CD issued on XX/XX/XXXX is missing the file number. Response 1 (XX/XX/XXXX 11:26AM) client agrees with our initial finding.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- A tri-merged credit report was required on all XX home loan transactions, but the file only contains information from one of the three credit repositories. (Open) Application- The final application is missing and required by guides. (Open) VVOE required- A VVOE is required within 10 days of the Note date. VVOEs for each of the two borrowers are in evidence in the file but expired as each WVOE is dated 30 and 21 business days from the Note date.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5642	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of ($XXXX) and general or specific lender credit increases of ($XXXX) were applied to the total fee variance of ($XXXX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 2:50PM)
The lender credit decrease was a result of the loan amount decrease which was properly disclosed. Additionally, the lender paid all of the closing costs so the lender credit decrease did not result in an additional cost to the borrower.

 (Cleared) A Lender Credit for Excess Charges of ($XXXX) and general or specific lender credit increases of ($XXXX) were applied to the total fee variance of ($XXXX) between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 3:23PM)
The General Lender Credit is a X% tolerance item. The Initial LE dated XX/XX/XXXX reflects a lender credit of $-XXXX. The Final CD dated XX/XX/XXXX reflects an increase in charges of $XXXX and lender credit and lender paid fees totaling $-XXXX The total Lender Credit on the CD decreased by $XXXX.

 Response 2 (XX/XX/XXXX 2:49PM)
The lender credit decrease was a result of the loan amount decrease which was properly disclosed. Additionally, the lender paid all of the closing costs so the lender credit decrease did not result in an additional cost to the borrower.

 Response 3 (XX/XX/XXXX 12:52PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

(Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary)
 Response 1 (XX/XX/XXXX 3:10PM)
The client provided verification the loan closed on XX/XX/XXXX, the rescission period expired XX/XX/XXXX, and disbursed XX/XX/XXXX.

(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Credit Report-

The guidelines require a tri-merge credit report.

(Open) Application-

The final application is missing and required by the guidelines. The applications do not reflect the terms of the Note.

(Open) VVOE required-

A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. The file contains a written VOE for the Borrower and TWN for the Co-Borrower. The WVOE is dated XX/XXXX and represent 39 business days prior to the Note. The TWN is dated XXXX16 and represents 41 business days prior to the Note.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5649	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX/XXXX: Settlement Fee, Title Lender’s Coverage Premium, Verification Of Employment Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
 Response 1 (XX/XX/XXXX 2:37PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure ($XXXX) has decreased below the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 2:28PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits ($XXXX) has decreased from the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 2:27PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XX/XX/XXXX: Settlement Fee, Title Lender’s Coverage Premium, Verification Of Employment Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
 Response 1 (XX/XX/XXXX 1:10PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is not signed as required by guides. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. The file contains TWN’s pulled XX/XXXX for both Borrowers and represents 25 business days prior to the Note.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5651	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE in the loan file is 46 days old at close.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5652	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The Initial Closing Disclosure Received Date of (XX/XX/XXXX) is not three business days before the consummation date of (XX/XX/XXXX). Three business days before the consummation date is (XX/XX/XXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
 Response 1 (XX/XX/XXXX 1:50PM)
Initial CD was disclosed on XX/XX/XXXX.

 (Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 3:15PM)
Page 3 of LE contains verbiage that the borrower was provided notice of right to obtain copy of appraisal.

(Open) AUS Missing-

The AUS is missing from the loan file

(Open) Application-

The initial and final applications are missing from the loan file.

(Open) Credit Report-

The credit report in the loan file is a single bureau report and a tri-merge is required.

(Open) Income Miscalc-

The income is miscalculated on one or more borrowers resulting in a DTI exceeding the allowable guides. The Borrower has a second job without a 2 year history which is ineligible income and cannot be used.

(Open) VVOE required-

A VVOE is required within 10 days of Note date. The VVOE’s in the file are expired at 16 and 17 days old at close.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5653	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5654	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5655	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the borrowers. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5656	XXXXX	$XXXXX	Non-QM	ATR Non-Compliant	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. the final hud was not signed (Cleared) The final TIL does not reflect the loan terms properly. The final TIL is missing. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) Income Miscalc- The income is miscalculated on the Borrower’s income resulting in a DTI exceeding the allowable guides. The 1003 reflected income of $XXX from the Borrower’s self employment. the loan file contained the Borrower’s personal tax returns and business tax returns and K1s from XX and XX. The Borrower’s XX income had significantly declined in XX, therefore the XX income should be used to qualify the Borrower. The XX income comprised of W2 income from the Borrower’s business and business income calculated to be XXX per month resulting in a DTI of XX which was over the XX% DTI.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5657	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5658	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5659	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5660	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5661	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5662	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5663	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5664	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5665	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The mortgage was not completed accurately. The mortgage was not signed by the borrower. Response 1 (XX/XX/XXXX 12:19PM) The fully executed mortgage was provided. (Open) The settlement statement is either incomplete or incorrect. (Open) There is no evidence that the Mortgage was recorded. (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5666	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5667	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) ThereHUD-1Final. It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or marked as final. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5668	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5669	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. The Final HUD-1 Missing Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5670	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. The Final HUD -1 is missing .
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5671	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5672	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response 1 (XX/XX/XXXX 1:52PM)
The Rate Lock was provided.

 (Cleared) There is no evidence that the Mortgage was recorded.
 Response 1 (XX/XX/XXXX 1:47PM)
The Mortgage was provided.

 (Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX .
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5673	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5674	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5675	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5676	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. The Final Hud-1 is Missing
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5677	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5678	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5679	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5680	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. VVOE obtained for the borrowers are dated XXXXXX and XXXXXX. Note date is XX/XXXX. (Open) Credit Report- The credit report contain in the loan file is not a tri-merge credit report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5681	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5682	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. VVOE in loan file is 30 days old at close.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5683	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX due to undisclosed appraisal fee. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5684	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Not signed, certified or marked final. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5685	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5686	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date.

 (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5687	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 6:19PM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 6:19PM) Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge credit report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5688	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau and a tri-merge is required. (Open) VVOE required- Two full years of continuous employment history was not obtained for the borrower. Co-Borrower VVOE is 52 days old at close.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5689	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5690	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

 (Open) The settlement statement is not compliant with RESPA Reform requirements. Requires cost to cure of $XXXX

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5691	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response 1 (XX/XX/XXXX 11:25AM) The final HUD-1 settlement statement was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5692	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.HUD NO SIGNATURE OR STAMPED FINAL	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5693	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5694	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 3:09PM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 3:08PM) Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5695	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file is missing the initial GFE (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	5696	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The settlement statement is not compliant with RESPA Reform requirements. Required cost to cure is $XXXX	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5697	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. not signed	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5698	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Application- The final application is missing. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- A tri-merged credit report was required on all XX home loan transactions, but the file only contains information from one of the three credit repositories.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5699	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5700	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5701	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 1:36PM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 1:33PM) Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5702	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5703	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The mortgage was not completed accurately. Not recorded. Response 1 (XX/XX/XXXX 2:18PM) Recorded Mortgage was provided (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5704	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped.	(Open) Application- The final application is missing and required by guides. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) VVOE required- A VVOE is required within 30 days of Note date for a self employed borrower and 10 days for a wage earner. No VVOE is in evidence in the file.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5705	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5706	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. No signature or marked final.

 (Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The lender’s disclosed “Right to Cancel Expire Date” (XX/XX/XXXX) is earlier than the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Reg Z, funds may not be disbursed to the borrower until the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- Guidelines require tri-merge report. (Open) VVOE required- A VVOE is required within 10 days of Note date. The TWN is dated XX/XXXX which is 19 business days prior to the Note.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5707	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HDU is not signed or stamped

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									(Open) Application- The final application is missing as required by guides. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) VVOE required- A VVOE is required within 30 days of Note date for self-employment. No VVOE is in evidence in the file. (Open) DTI Exceeds Maximum- The DTI exceeds Investor guidelines. The Settlement Statement did not identify any debt payoff except the prior mortgage resulting in a DTI of XX%.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5708	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The loan is an HPML, and there is no evidence of an escrow account in place at origination. This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1))Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

 (Cleared) This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1))This loan does not qualify for a safe harbor. The loan has an APR of X%. The APR threshold to qualify for a safe harbor is X%.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5709	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not stamped or signed	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5710	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 6:31PM)
The loan reviewed contains a note date more than XX months old and the statute of limitations have run out.

 (Cleared) There is no evidence that the Mortgage was recorded.
 Response 1 (XX/XX/XXXX 6:30PM)
Resolved. The document provided is proof of the recorded mortgage.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response 1 (XX/XX/XXXX 6:25PM)
Document provided cleared condition.

									N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5711	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not stamped or signed (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5712	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5713	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5714	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5715	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 11:01AM) Further review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender. (Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. Response 1 (XX/XX/XXXX 11:00AM) The Appraisal notice was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5716	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5717	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 10:39AM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 10:39AM)
Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.

 (Open) There is no evidence that the Mortgage was recorded.
 Response 1 (XX/XX/XXXX 10:38AM)
The recorded Mortgage was provided; however, it is not notarized as required.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

									N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5718	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 12:17PM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 12:17PM) Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5719	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Note was missing from the file.
 Response 1 (XX/XX/XXXX 12:31PM)
The Note was provided.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5720	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5721	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5722	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 10:23AM)
Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.

 (Cleared) There is no evidence that the Mortgage was recorded.
 Response 1 (XX/XX/XXXX 10:22AM)
The recorded Mortgage was provided.

 (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 10:22AM)
The final HUD was provided along with the signed Right to Cancel.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5723	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge($XXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 10:28AM)
Loan closed XX/XX/XXXX; therefore, is still within the 36 month period of the Statute of Limitations.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1).
 Response 1 (XX/XX/XXXX 10:23AM)
Loan closed XX/XX/XXXX; therefore, is still within the 36 month period of the Statute of Limitations.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Not signed or certified as final true copy

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5724	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 1:26PM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of -$XXXX Response 1 (XX/XX/XXXX 1:26PM) Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.	(Open) Application- The final application is missing as required by guides. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5725	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 3:07PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. HUD not signed or stamped Response 1 (XX/XX/XXXX 3:06PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5726	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5727	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5728	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5729	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Credit Report- A tri-merged credit report was required on all XX home loan transactions, but the file only contains information from one of the three credit repositories. (Open) Application- The final application is missing. (Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of the Note date. VVOEs are in evidence in the file for each borrower, but were dated 43 business days from the Note date.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5730	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5731	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5732	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report contained in the loan file is insufficient. File contains a single bureau and tri-merge is required. (Open) Income Docs- The income/employment is not documented properly according to guides. Missing XX documentation. (Open) Income Docs- The income/employment is not documented properly according to guides. Missing XX income documentation.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5733	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date. (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5735	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5736	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5739	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary) Response 1 (XX/XX/XXXX 10:01AM) The Right to Cancel was signed XX/XX/XXXX and expired XX/XX/XXXX. The loan funded XX/XX/XXXX.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing and required by the guides. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) VVOE required- A VVOE is required within 30 days of Note date with a third party for self employed borrowers. No VVOE is in evidence in the file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5756	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5757	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Mortgage. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5758	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5759	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5760	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5761	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5762	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5763	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. VVOE is 31 days old at close.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5764	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5765	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5766	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The flood cert indicated that flood insurance was required and there is not evidence in the file (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing and required by guides. (Open) Credit Report- The guidelines require a tri-merge credit report.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5767	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5768	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5769	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Final HUD is missing the borrower’s signature. Response 1 (XX/XX/XXXX 8:00AM) The Final HUD was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5770	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed.

 (Cleared) This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4), transferred from 12 CFR §226.22(a)(2), (4)) The annual percentage rate (APR) is X%. The disclosed APR of X% is not considered accurate because it is more than X of X percentage point above or below the APR as determined in accordance with the actuarial method.
 Response (XX/XX/XXXX 10:00AM) Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5771	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5772	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. NO SIGNATURE OR STAMPED FINAL Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5773	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) Application- The final application is missing from the loan file. Audit review unable to determine if additional qualifying factors that would be listed on the application are present. (Open) Credit Report- The Tri Merge credit report is missing from the loan file as required. The loan file only contains a one bureau report with one beacon credit score. (Open) AUS Missing- The AUS is missing from the loan file. The loan file does not contain any loan approval for the borrower as required.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5774	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Application- The final application is missing from the loan file for both borrowers. (Open) VVOE required- A VVOE is required within 10 days of Note date. The borrower is employed with XXX No VVOE is evidenced in the file. (Open) Income Docs- The borrower is employed with XXXl as an XXX for less than 2 years. The loan closed XXXX. The loan file contains YTD paystub through XX/XX and the XX W2; however, is missing the XX W2(s). Appendix Q requires 2 full year’s of income verification.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5775	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. HUD NOT SIGNED OR STAMPED FINAL
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX (XX% TOLERANCE)
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5776	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5777	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. VVOE in file it’s expired, dated 17 days within the Note date. (Open) Credit Report- Tri-merged credit report missing with only one credit bureau available in the file.	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5778	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. HUD NOT SIGNED OR STAMPED FINAL
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5779	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5780	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5781	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5782	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5783	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5784	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) The mortgage was not completed accurately. Response 1 (XX/XX/XXXX 9:58AM) The fully executed, recorded Mortgage was provided. (Cleared) The mortgage was not completed accurately; unsigned, notarized, or recorded. Response 1 (XX/XX/XXXX 9:57AM) The fully executed, recorded Mortgage was provided. (Cleared) The Final TIL was incomplete; unsigned. Response 1 (XX/XX/XXXX 10:03AM) The final TIL was provided. (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1; unsigned.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5785	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) There is no evidence that the Mortgage was recorded. (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. Hud does not contain NMLS info.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5786	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5787	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not signed, marked as final or stamped certified. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5788	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5789	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD not stamped or signed

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5790	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5791	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage document is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5792	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded.	(Open) Credit Report- The credit report is from a single bureau inquiry. A tri-merge credit report is required. (Open) Income Docs- The income/employment is not documented properly according to guides. Current existence and operation of the Borrower’s business was not located in the subject loan file.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5793	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5794	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not signed, stamped certified or marked as final.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5795	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5796	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5797	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5798	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5799	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5800	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5801	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5802	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5803	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5804	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5805	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not stamped or signed	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5806	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5807	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	(Open) Application- The initial and final application is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE’s are expired. The VVOE was dated XX/XXXX and the loan closed on XX/XXXX. 27 days old. (Open) Credit Report- The tri-merge credit report is missing from the loan file. (Open) AUS Missing- The AUS is missing from the loan file.	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	5808	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) VVOE required- A VVOE is required within 10 days of Note date. VVOE is 49 days old at close. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is a single bureau and a tri-merge is required.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5809	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.
 Response 1 (XX/XX/XXXX 10:33AM)
The application date provided confirmed the disclosure was within 3 days of the application.

 (Cleared) The settlement statement is either incomplete or incorrect. It is not stamped as certified, missing signatures and not marked as final.
 Response 1 (XX/XX/XXXX 10:27AM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5810	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5811	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The Flood Cert is missing from the Loan file. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	5812	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5813	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5814	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) Application- The final application is either missing as required by guides. The terms on the loan application are not the same as the final loan terms. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Income Docs- The income/employment is not documented properly according to guides. Retirement income not documented. (Open) Credit Report- A tri-merge credit report is required.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5815	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5816	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 and was not signed, marked Final, or stamped certified.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5817	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not stamped or signed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5818	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5819	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5820	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5821	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not stamped or signed.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5822	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not stamped or signed (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5823	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage document is not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5824	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5825	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5826	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B

Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	5827	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and it is not marked Final or a true copy
 Response 1 (XX/XX/XXXX 3:04PM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 3:03PM)
The right to receive a copy of valuation report document was provided.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 2:58PM)
Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau and a tri-merge is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. The file is missing a 30 day VVOE for SE Borrower.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5828	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5829	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower or marked a true copy	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5830	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 9:58AM)
Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.

 (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 9:56AM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 9:55AM)
The Appraisal notice was provided by lender.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5831	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5832	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5833	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5834	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5835	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5836	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5837	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. HUD was not signed. (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed. (Cleared) The initial Truth and Lending Disclosure is missing from the file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- A tri-merged credit report was required on all XX home loan transactions, but the file only contains information from one of the three credit repositories. (Open) Application- The final application is missing. (Open) VVOE required- A VVOE is required within 10 days of Note date. VVOE is in evidence in the file, but dated 41 business days from the Note date.	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	5840	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing and required by guides. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. The loan file contains a written VOE dated XXXXXX and represents 20 business days prior to the Note.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5841	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE’s in the loan file are 18 and 44 days old at close.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5852	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Application- The initial application is missing as required by guides. (Open) Application- The final application is missing as required by guides. (Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired. VOE expired 31 business from note date.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5854	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary)
 Response 1 (XX/XX/XXXX 4:11PM)
The Right to Cancel date expiration date is XX/XX/XXXX sand the Disbursement date (per the Final Closing Disclosure) of XX/XX/XXXX.

 (Cleared) The disclosed “Right to Cancel Expire Date” (XX/XX/XXXX) is earlier than the system calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until the expiration of the rescission period. (12 CFR 1026.23(c) and Official Staff Commentary)
 Response 1 (XX/XX/XXXX 4:10PM)
The Right to Cancel date expiration date is XX/XX/XXXX and the Disbursement date (per the Final Closing Disclosure) of XX/XX/XXXX.

(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Application-

The final application is missing.

(Open) VVOE required-

A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. Third party verification for the borrower’s business was also not included.

(Open) Credit Report-

A tri-merged credit report was required on all XX home loan transactions, but the file only contains information from one of the three credit repositories.

(Open) Partnership Tax Returns-

Copies of signed federal business income tax returns (including all schedules) were not obtained or were not properly retained in the file.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5856	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations. Response 1 (XX/XX/XXXX 4:56PM) No Action Loan grade 1 or 2	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is not signed as required by guides. (Open) Credit Report- The guidelines require a tri-merge credit report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5857	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The Last Loan Estimate was provided on (XX/XX/XXXX) which is on or after (XX/XX/XXXX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (12 CFR 1026.19(e)(4)(ii))
 Response 1 (XX/XX/XXXX 9:02AM)
Client agrees with our initial finding

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Cleared) There is no evidence of a Final CD signed by the borrower in the loan file. The loan file contains lender correspondence indicating the CD received with the signed closing documents did not contain a signature line and was not signed by the borrower at closing.
 Response 1 (XX/XX/XXXX 8:57AM)
Per TRID guidelines the signed CD is required.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is not signed as required by guides. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. The file contains a WVOE dated XX/XXXX and represents 23 business days prior to the Note.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5858	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is not signed, nor marked as final.

 (Cleared) The final TIL is missing from the file. A review for compliance was performed with TIL information dated XX/XX/XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5859	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is either incomplete or incorrect. HUD not signed (Cleared) The file contains no evidence of the Right to Cancel Notice. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5860	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5861	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not stamped Final or signed by the Borrowers. (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5862	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5863	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The settlement statement is not signed, certified or marked as final. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5864	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5865	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5866	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5867	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) There are additional Compliance Findings. Secondary Market Exceptions and Loan Conditions This loan failed the date the rate was set validation test. (XXXX COMAR 09.03.06.02B(13), COMAR 09.03.09.02B(6)) This loan did not provide the date the rate was set, which is required for the COMAR Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5868	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5869	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOEs provided have expired, dated XX/XXXX for borrower one and XX/XXXX for borrower ; VVOE for B1 is 27 days old and for B2 is 26 days old. (Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a tri merge report.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5870	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5871	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD was not signed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5872	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5873	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5874	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5875	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5876	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. Missing VVOE.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5877	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5878	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed.

 (Open) The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the Initial GFE Disclosure provided in the loan file was not disclosed within 3 days of the application date.

 (Open) The Initial 1003 was missing from the loan file, therefore, we are unable to determine if the initial TIL Disclosure provided in the loan file was not disclosed within 3 days of the application date.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5879	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file does not state final, stamped or signed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5880	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is inaccurate which is required by guides. (Open) Credit Report- The guidelines require a tri merge credit report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5881	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5882	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- Tri-merged credit report missing with only one credit bureau available in the file.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5883	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. Acknowledgement of Existing Multiple Indebtedness Mortgage for Matthew Smith not on the file or signed. (Cleared) The file contains no evidence of the Right to Cancel Notice. Missing right to rescind for Matthew Smith Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5884	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower(s). Borrower VVOE is greater than 10 days, Co-Borrower VVOE is missing.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5885	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- Tri-merge credit report missing with only one credit bureau provided in the file.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5886	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.	(Open) VVOE required- A VVOE is required within 10 days of Note date for the co-borrower. The written VOE dated XXXX15 had expired as of the Note date XXXX15. No VVOE is in evidence in the loan file.	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	5887	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. The VVOE for the Borrower is dated more than 10 days prior to subject close.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5888	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage was not notarized. (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- A tri-merged credit report was required on all XX home loan transactions, but the file only contains information from one of the three credit repositories. (Open) VVOE required- A VVOE is required within 10 days of the Note date. VVOE is in evidence in the file but within 17 business days from the Note date. (Open) Application- The final/initial application are missing.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5889	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5890	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5891	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5892	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5893	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5894	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5895	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not marked final, stamped or fully executed. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5896	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5897	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) AUS Missing- The AUS is missing. (Open) Application- The initial/final application is missing. (Open) Credit Report- Tri-merge credit report required per lender guide, but only one credit repository was available. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Income Docs- The income/employment is not documented properly according to guides as a two-year income history was not supported.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5898	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. HUD NOT SIGNED OR STAMPED Response 1 (XX/XX/XXXX 1:43PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5899	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Debts Not verified on credit report- The application lists a mortgage and the history was not verified on the credit report. The mortgage was included in a Chapter 7 Bankruptcy discharged in XXXX and the last reporting date was XXXX. (Open) VVOE required- A VVOE is required within 10 days of Note date. The TWN’s are expired. The TWN’s for both Borrowers are dated XXXXXX and represents 31 business days prior to the Note.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5900	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5901	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5902	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a X% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5903	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5904	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5905	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5906	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE are expired. The VVOE was dated XXXXXX and the loan closed on XX/XXXX. 62 days old. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing from the loan file. (Open) Application- The final/initial application is missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5907	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5908	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. not signed	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5909	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Not signed by the borrower. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Hud section 205 Cure for X% Tolerance category for $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5910	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) HUD-1 is not signed, marked or stamped (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5911	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5912	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response 1 (XX/XX/XXXX 12:23PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5913	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- Required tri-merge credit report per XX guide not provided. One credit repository pulled only. (Open) Application- The initial/final application is missing. (Open) VVOE required- A VOE is required within 10 days of Note date. VOE in file within 21 days of the Note date.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5914	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5915	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The note was not completed accurately. The signature Page is missing. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5916	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5917	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5918	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5919	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	5920	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5921	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 12:51PM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 12:50PM) Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5922	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5923	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response 1 (XX/XX/XXXX 9:48AM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 9:46AM) Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5924	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5925	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5926	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5927	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5928	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5929	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 4:19PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 4:16PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5930	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. not signed by the borrowers.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5931	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not stamped or signed (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5932	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5933	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO SIGNATURE Response 1 (XX/XX/XXXX 10:24AM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 10:24AM) Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5934	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5935	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not notarized (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5936	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD not stamped or signed (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5937	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The file contains no evidence of the Right to Cancel Notice. None in the file
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing from loan file. (Open) Credit Report- A tri-merge credit report is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. (Open) Income Docs- The income/employment is not documented properly according to guides. Income documentation is missing.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5938	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a XX% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5939	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	5940	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. not stamped or signed	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5941	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD not stamped or signed (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing from the loan file as required by guides. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. A written VOE dated XX/30XX was obtained and represents 11 business days prior to the Note.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5942	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5943	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed or marked a true copy.
 Response 1 (XX/XX/XXXX 2:04PM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of V
 Response 1 (XX/XX/XXXX 1:54PM)
Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.

 (Cleared) The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4), transferred from 12 CFR §226.22(a)(2), (4)) The annual percentage rate (APR) is X%. The disclosed APR of X% is not considered accurate because it is more than X of X percentage point above or below the APR as determined in accordance with the actuarial method
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5944	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5945	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and is not marked Final or a true copy. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5946	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrowers. The VVOE’s in the loan file are 19 and 20 days old at close.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5947	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file, for closing of XX/XX/XXXX	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	5948	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5949	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5950	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5951	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a X% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5952	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5953	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5954	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not stamped Final or signed by the borrowers.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5955	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not stamped Final or signed by the borrowers.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5956	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD was missing the borrowers’ signatures. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a XX% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5957	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5958	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5959	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The 1003 is missing. Unable to determine if Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date.

 (Open) The 1003 is missing. Unable to determine if the Initial GFE Date is within 3 business days from the Application Date.

 (Cleared) The 1003 is missing. Unable to determine if the initial Truth and Lending Disclosure is within 3 business days from the Application Date.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a XX% cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5970	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Open) The CD issued on XX/XX/XXXX does not reflect the correct File number.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) Application- The final application is not signed as required by guides.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5972	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 5:40PM) No action loan grade 1 or 2.	(Open) Application- The final application is missing , not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOEs in the file are expired; the note date is XX20XX, borrower’s VVOE is dated XXXXXX, was 30 days old and the co borrower’s VVOE is dated XXXXXX and 27 days old.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5976	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 2:47PM) No action loan grade is 1 or 2.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing and required by guides. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file for the Co-Borrower. The loan file contains a written VOE for the Borrower dated less than 10 business days from the Note. The TWN was pulled XX/XXXX and represents 31 business days from the Note.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5977	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of ($XXXX) and general or specific lender credit increases of ($XXXX) were applied to the total fee variance of ($XXXX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 10:20AM)
Agree with client’s calculation

 (Cleared) A Lender Credit for Excess Charges of ($XXXX) and general or specific lender credit increases of ($XXXX) were applied to the total fee variance of ($XXXX) between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 10:19AM)
Agree with client’s calculation

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Income Docs- The income/employment is not documented properly according to guides. Missing XX and XX W2’s for Co-Borrower. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE’s are in the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5981	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5982	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5983	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5984	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not fully executed by the borrower (s) (Open) The mortgage was not completed accurately. Missing Notary stamp and seal.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5985	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5986	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5987	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. the final HUD was not signed.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5988	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Final TIL was incomplete. Response 1 (XX/XX/XXXX 3:26PM) Final TIL was marked as final.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5989	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	5990	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5991	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5992	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5993	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5994	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5995	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The mortgage was not completed accurately. The mortgage was not notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	5996	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not fully executed by the borrower (s)	(Open) AUS Missing- The AUS or Final Loan Approval is missing from the loan file. (Open) Credit Report- The credit report does not contain a Tri Merge as required. (Open) Application- The initial and final application is missing as required by guides.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5997	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	5998	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	5999	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Notary Missing	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6000	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6001	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6002	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. not listed on Mortgage

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. Dates are incorrect.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6003	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The 1003 was missing; therefore, unable to determine if the Initial Disclosure Date is within 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6004	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Application- The final application is missing from the loan file reflecting the final loan terms.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6005	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not marked final, signed or have any initials.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6006	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6007	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 was not signed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6008	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. The Final HUD-1 is Missing Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6009	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 11:55AM) The final HUD-1 settlement statement was provided. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 11:52AM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Open) The mortgage was not completed accurately. Not notarized.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final/initial application is missing. (Open) Credit Report- Tri-merge credit report missing with only one credit repository available in the loan file. (Open) DTI Exceeds Maximum- The DTI exceeds Investor guidelines after using P & L instead of the avg. from the prior year used at origination. (Open) Unsupported Trust/Annuity Inc- Annuity income was not supported with sufficient supporting documentation in the file.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6010	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6011	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not signed, marked as final or stamped certified. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6012	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6013	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6014	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) The settlement statement is not compliant with RESPA Reform requirements. Cost to cure $XXXX	(Open) Credit Report- The tri-merge credit report is missing from the loan file. (Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE in the loan file. A VOE is dated XXXXXX. The note is dated XXXXXX. 34 days old.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6015	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. A TWN was obtained on XXXXXX and represents 13 business days prior to the Note. (Open) Credit Report- The guidelines require a tri-merge credit report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6016	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6017	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Application-

The final application is missing from the loan file.

(Open) Financial Statements Obtained-

The borrower is Schedule C self-employed in construction. For self-employed borrowers, Appendix Q, a YTD profit and loss statement and a YTD balance sheet are required. The subject loan closed XXXXXX. The balance sheet reflects XX/XX14 and the profit and loss statement reflects 4th quarter XX/XX14. Does not appear annual statements for XX provided.

(Open) VVOE required-

A VVOE is required within 120 days of Note date for self-employment. The Schedule C to the tax returns reflect the borrower as self-employed in XXX, and a VVOE is not evidenced in the file.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6018	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6019	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6020	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6021	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6022	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or market as true and accurate. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE is expired. The VVOE was dated XXXXXX and the loan close on XXXXXX. 42 days old. (Open) Credit Report- The tri-merge credit report is missing from the loan file.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6023	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6024	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6025	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6026	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6027	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 was not signed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure over XX% tolerance in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6028	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) HUD-1Final. It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or marked as final. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6029	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6030	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6031	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6032	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6033	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. The mortgage in the file is not notarized as required. (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6034	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrowers’ signatures. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a XX% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6035	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6036	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6037	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) There are additional Compliance Findings. This loan failed the prepayment penalty test. (Fannie Mae Announcement XXXX)The loan charges a prepayment penalty. Mortgage loans subject to prepayment penalties will be ineligible for sale to Fannie Mae.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Application-

The final application is missing.

(Open) Credit Report-

A tri-merge credit report is required for each applicant on a loan application but only one credit bureau supported in file for each borrower.

(Open) VVOE required-

A VVOE is required within 10 days of the Note date. VVOEs in the file for each B were expired dated 40 and 44 business days from the Note date.

(Open) Income Miscalc-

The income is miscalculated for B1 resulting in a DTI exceeding the allowable guide requirements as it increased to XX% w/o an approval in file.

										2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6038	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6039	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6040	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6041	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) Application- The final application is missing. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The guidelines require a tri-merge credit report.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6042	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6043	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6044	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report contain in the loan file is not a tri-merge credit report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6045	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6046	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD not signed or stamped	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6047	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Not Recorded and there is no notary	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6048	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6049	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6050	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6051	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6052	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. HUD not signed or stamped
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6053	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response 1 (XX/XX/XXXX 8:57AM)
Review of the documentation provided confirms that the HUD settlement statement is not marked final, stamped or fully executed.

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) Right to Cancel Notice provided in the loan file was not signed or dated by all required parties.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6054	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6055	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Not signed. Response 1 (XX/XX/XXXX 8:56AM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 8:37AM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6056	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file does not indicate it is the final. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6057	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. . HUD not stamped or signed Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6058	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. HUD not stamped or signed
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6059	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. NOT SIGNED OR STAMPED

 (Cleared) There are additional Compliance Findings. This loan failed the prepayment penalty test. (Fannie Mae Announcement XXXX)The loan charges a prepayment penalty. Mortgage loans subject to prepayment penalties will be ineligible for sale to Fannie Mae.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6060	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature, is not noted as Final or stamped/certified. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a XX% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6061	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The Mortgage was missing from the file.	N/A	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	6062	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) Application- The final application is missing as required by guides. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. VVOE’s are expired. A VVOE for the Borrower is dated XX/XXXX and represents 26 business days prior to the Note. The Co-Borrower’s TWN was dated XX/XXXX and represents 13 business days prior to the Note.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6063	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6064	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6065	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6066	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report contain in the loan file is not a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. VVOE is dated XX/XXXX. Note is dated XX/XXXX.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6067	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 1:16PM) Review of the final HUD confirmed the Lender credits increased at closing, all of the borrower costs were paid by Lender. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not stamped Final or signed by the Borrowers. Response 1 (XX/XX/XXXX 1:15PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6068	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6069	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Application- The final application is missing as required by guides. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The guidelines require a tri-merge credit report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6070	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not Notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6071	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6072	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a XX% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6083	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The Last Loan Estimate was provided on (XX/XX/XXXX) which is on or after (XX/XX/XXXX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (12 CFR 1026.19(e)(4)(ii)) Response 1 (XX/XX/XXXX 3:53PM) Client agrees with our initial finding. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing from the loan file.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6087	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) This loan failed the charges that in total cannot increase more than XX% test. A cost to cure in the amount of $XXXX is required Response 1 (XX/XX/XXXX 4:36PM) Documentation was not provided to support the Change in Circumstance related to the VOE. The baseline LE used was dated XX/XX/XXXX. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE is expired. The VOE’s are dated XXXXXX and XXXXXX. The loan closed on XX/XXXX. The VOE’s are 21 and 18 business days old.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6088	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The initial application is either inaccurate, missing or not signed as required by guides. (Open) Application- The final application is either inaccurate, missing or not signed as required by guides. (Open) Credit Report- he credit report in the loan file is a single bureau report and -merge is required.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6097	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations. Response 1 (XX/XX/XXXX 4:52PM) No Action Loan grade 1 or 2	(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Application-

The final application is not signed as required by guides.

(Open) Credit Report-

The guidelines require a tri-merge credit report.

(Open) VVOE required-

A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. The file contains a written VOE dated XX/XXXX. A follow up letter from the employer regarding declining OT was dated XX/XXXX and represents 19 business days from the Note.

(Open) Income Miscalc-

The income is miscalculated resulting in a DTI exceeding the allowable guides. The Lender included OT in the income calculation as it was supported with the XX W-2. The Employer provided an LOX for the decline in income in XX and did not indicate expectations of OT increasing. In addition, the WVOE indicated that OT was not likely to continue. Excluding the OT, the DTI increased to XX%.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6098	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6099	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date. (Open) There is no evidence that the Mortgage was recorded. (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6100	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6101	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6102	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6103	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Final TIL was incomplete. Signature missing.
 Response 1 (XX/XX/XXXX 10:17AM)
The TIL was provided and signature is not required.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Open) The mortgage was not completed accurately. Not notarized.

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6104	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not Stamped Final or signed by the Borrowers. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) Credit Report-

The loan file was missing the Tri Merge credit report with scores as required. The loan file contains a credit report with one bureau, which is not a full account of the borrower’s credit profile or debt obligations.

(Open) Debts-

The DTI did not reflect all of the borrower’s debts. The subject property is a PUD with a homeowner’s association and the loan file was missing evidence of the HOA payment as required to accurately calculate the DTI.

(Open) AUS Missing-

The AUS or final loan approval is missing from the loan file

(Open) Income Docs-

The income/employment is not documented properly according to guides. The loan file is missing documentation of the borrowers income for the required two year period. The loan file contains 3 years tax returns; however, they were filed jointly and there is no co-borrower on the Note. The tax returns do not break out the total wages claimed for the years provided to evidence the borrower’s individual earnings for each year as required.

										2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6105	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The final HUD is missing the borrower’s signature. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a XX% cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6106	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing. (Open) Credit Report- A tri-merged credit report was required on all XXX home loan transactions, but the file only contains information from one of the three credit repositories. (Open) VVOE required- A VVOE is required within 10 days of the Note date. No VVOE is in evidence in the file for the co-borrower. (Open) VVOE required- A VVOE is required within 10 days of Note date. VVOE is in evidence in the file for the borrower, but within 29 business days from the Note date.	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6107	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed. (Open) The mortgage was not completed accurately. The mortgage is not notarized. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. VVOE for Borrower is 30 days old at close.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6108	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6109	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) The HUD-1 in file was not executed by all parties and/or stamped true and accurate. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) Application- The initial and final application is missing. (Open) Miscellaneous- There are additional observations that could impact the credit decision and/or quality of the loan. The loan file is missing a final fully executed HUD-1. Additionally, the loan file contains evidence of a lien in the amount of $XXX; however, there is no evidence this debt was paid off prior to closing. As a result, an accurate DTI cannot be ascertained.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6110	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The Final HUD is missing the borrower’s signature. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6111	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6112	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) Final HUD is missing the borrower’s signature.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6113	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6114	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6115	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) Application- The initial/final application are missing. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- A tri-merged credit report was required on all XX home loan transactions, but the file only contains information from one of the three credit repositories. (Open) VVOE required- A VVOE is required within 10 days of Note date. VVOEs are in evidence in the file for each of the two borrowers but were dated 27 and 26 business days from the Note date.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6116	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not signed, marked as Final or stamped certified. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6117	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. no signature or stamp	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6118	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. NO SIGNATURE OR FINAL STAMP ON HUD
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6119	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6120	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6121	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD not signed Response 1 (XX/XX/XXXX 12:53PM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 12:52PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.	(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE evidence in the file. (Open) Application- The final application is missing as required by guides. (Open) AUS Missing- The AUS is missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6122	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing from the loan file.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6123	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6124	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6125	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not Notarized.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6126	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6127	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6128	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) Application- The initial and final application is missing from the loan file. (Open) Credit Report- The credit report is missing from the loan file. The credit report in the loan file is only one credit bureau. The guidelines require all three bureau. (Open) AUS Missing- The AUS is missing from the loan file.	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B

Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	6129	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6130	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Not signed Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6131	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) VVOE required- A VVOE is required within 10 days of Note date, the Written VOE provided is expired, dated XX/XXXX and 82 days old as of the Note date of XXXX15. (Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is not a Tri Merge credit report.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6132	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6133	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6134	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not signed, marked as final or stamped certified.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6135	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) VVOE required- A VVOE is required within 10 days of Note date, VVOE in the file is expired. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6136	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6137	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not signed, stamped certified or marked as final. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6138	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 5:56PM)
Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. The Final Hud -1 is Missing
 Response 1 (XX/XX/XXXX 5:43PM)
The final HUD was provided along with the signed Right to Cancel.

 (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Mortgage. Missing NMLS on Mortgage.

									(Open) Application- The initial application is missing. (Open) Credit Report- The credit report is from a single bureau. A tri-merge credit report is required.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6139	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The Mortgage was missing from the file.

 (Open) The Note was missing from the file.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.

 (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. The Final Hud -1 is missing
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

 (Cleared) The initial Truth and Lending Disclosure is missing from the file.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The loan failed the Rescission test. This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1635(f).

									N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	6140	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file is not signed, stamped certified or marked as Final. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6141	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. the Final Hud-1 is missing .
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the /Mortgage. Missing NMLS on Mortgage.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6142	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. The mortgage was not recorded. Response (XX/XX/XXXX 10:00AM) Updated Grade	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6143	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6144	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6145	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6146	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO SIGNATURE (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6147	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6148	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6149	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6150	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 11:14AM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 11:13AM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6151	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6152	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6153	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or marked as true and correct.
 Response 1 (XX/XX/XXXX 3:40PM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 3:36PM)
Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.

 (Cleared) The Mortgage was missing from the file.
 Response 1 (XX/XX/XXXX 3:35PM)
The Acknowledgement of Existing Multiple Indebtedness Mortgage was provided along with the previous mortgage.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6154	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6155	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) This loan failed the TILA finance charge test.(12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1))The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) This loan does not qualify for a safe harbor. The loan has an APR of XX%. The APR threshold to qualify for a safe harbor is XX%.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) Application- The initial and final application is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE is expired. The VVOE was dated XX/XXXX and the loan closed on XX/XXXX. 32 days old. (Open) AUS Missing- The AUS is missing from the loan file.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6156	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6157	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6158	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. HUD not signed or stamped Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6159	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.
 Response 1 (XX/XX/XXXX 10:48AM)
The final HUD was provided along with the signed Right to Cancel.

 (Cleared) This loan failed the TILA right of rescission test.Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
 Response 1 (XX/XX/XXXX 10:46AM)
A Right of Rescission was provided.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6160	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) Application-

The final application is missing and required by the guidelines.

(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Credit Report-

The guidelines require a tri-merge credit report.

(Open) VVOE required-

A VVOE is required within 10 days of Note date. VVOE’s are not contained in the loan file. A written VOE is not dated; however, contains wages through XX/XXXX. The wage date identified represents 49 business days prior to the Note.

(Open) DTI Exceeds Maximum-

The DTI exceeds XX%. Based on the YTD income, the Borrower’s weekly income was not supported and resulted in a DTI of XX%. Secondary employment was on call without a 2 year history and not used in the income calculation.

										2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6161	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6162	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) There is no evidence that the Mortgage was recorded. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of V Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6163	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing and required by guides. (Open) VVOE required- A VVOE is required within 10 days of Note date. A written VOE was obtained on XX/XXXX and represents 47 business days prior to the Note. (Open) Credit Report- The guidelines require a tri-merge report.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6164	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6165	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. HDU not signed or stamped Response 1 (XX/XX/XXXX 11:57AM) Further review of the loan file confirmed the final HUD and fully executed Right to Cancel were provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6166	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing. (Open) Unsupported Trust/Annuity Inc- Annuity income was considered as an effective source of income but sufficient supporting documentation was not found in the file. Copies of the signed federal income tax returns or 1099 form as required for annuity income per XX guide not in file. (Open) Credit Report- A tri-merged credit report was required on all XX home loan transactions, but information from only one of the three credit repositories was provided in the file.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6167	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6168	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6169	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The file contains an initial GFE; however, the loan file does not contain documentation to evidence the borrower received and acknowledged the form. Response 1 (XX/XX/XXXX 5:55PM) Further review of the loan file confirmed that the Initial GFE was provided within 3 days of application. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 5:54PM) The Final HUD was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6170	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6171	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence that the Mortgage was recorded. Response 1 (XX/XX/XXXX 11:52AM) The recorded mortgage was provided. (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 was not signed. Response 1 (XX/XX/XXXX 11:35AM) Further review of the loan file confirmed the final HUD and fully executed Right to Cancel were provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6172	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6173	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 was not signed or marked as final.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6174	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. not signed. Response 1 (XX/XX/XXXX 4:03PM) The final HUD was provided along with the signed Right to Cancel. (Cleared) The file contains no evidence of the Right to Cancel Notice. - signed Response 1 (XX/XX/XXXX 4:01PM) The signed RTC was provided.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau and a tri-merge is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrowers. Missing VVOE for Borrower employment and SE.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6175	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file was not signed or stamped as final. Response 1 (XX/XX/XXXX 11:26AM) Further review of the loan file confirmed the final HUD and fully executed Right to Cancel were provided.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau and a tri-merge is required. (Open) Income Docs- The income/employment is not documented properly according to guides. The file is missing the XX W2. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. Missing a VVOE.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6176	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6177	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6178	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response 1 (XX/XX/XXXX 12:17PM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6179	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The mortgage was not completed accurately. The loan file contains a recorded mortgage; however, the mortgage is not notarized. Response 1 (XX/XX/XXXX 11:37AM) The Acknowledgement of Existing Multiple Indebtedness Mortgage was provided along with the previous mortgage. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Unsigned HUD Response 1 (XX/XX/XXXX 11:33AM) Further review of the loan file confirmed the final HUD and fully executed Right to Cancel were provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6180	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6181	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Mortgage was missing from the file. Response 1 (XX/XX/XXXX 10:34AM) The Mortgage was provided. (Cleared) The note was not completed accurately. Per LUSY, the Note Date is $XXXX. The Note in the file that was dated on $XXXX was not signed. Response 1 (XX/XX/XXXX 10:20AM) The Note was provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6182	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not stamped final or signed by the borrowers. Response 1 (XX/XX/XXXX 1:01PM) Further review of the loan file confirmed the final HUD and fully executed Right to Cancel were provided. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 1:00PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6183	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6184	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6185	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6186	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 11:08AM)
The Appraisal notice was provided.

 (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD is not signed by the borrower and it is not marked Final or a true copy.
 Response 1 (XX/XX/XXXX 11:06AM)
Further review of the loan file confirmed the final HUD and fully executed Right to Cancel were provided.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response 1 (XX/XX/XXXX 11:05AM)
Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.

									N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6187	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6189	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 1:23PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. . (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 1:22PM) Further review of the loan file confirmed the final HUD and fully executed Right to Cancel were provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6190	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD-1 provided was not noted as final, signed by borrower(s) or stamped/marked certified.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6191	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 10:51AM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Response 1 (XX/XX/XXXX 10:51AM) Further review of the loan file confirmed the final HUD and fully executed Right to Cancel were provided.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6192	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6193	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6194	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The Initial GFE Date is more than 3 business days from the Application Date. (Open) The Initial Disclosure Date is more than 3 business days from the Application Date.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6195	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) The Notice to Applicant of Right to Receive a Copy of an Appraisal Report was not disclosed within 3 days of the application date. (Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6196	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD was not stamped final or signed by the borrowers.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6197	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6198	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	No	(Cleared) The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX/XXXX: Appraisal Fee, Appraisal Management Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
 Response 1 (XX/XX/XXXX 9:55AM)
Application date was before TRID Guidelines.

 (Cleared) The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XX/XX/XXXX: Appraisal Fee, Appraisal Management Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
 Response 1 (XX/XX/XXXX 9:55AM)
Application date was before TRID Guidelines.

 (Cleared) The Initial Closing Disclosure Received Date of (XX/XX/XXXX) is not three business days before the consummation date of (XX/XX/XXXX). Three business days before the consummation date is (XX/XX/XXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
 Response 1 (XX/XX/XXXX 9:54AM)
Application date was before TRID Guidelines.

 (Cleared) Right to Cancel Notice provided in the loan file was not issued to, signed and/or dated by all required parties.
 Response 1 (XX/XX/XXXX 9:14AM)
NRTC not required on workout/renewal loan.

 (Cleared) mortgage not signed nor recorded
 Response 1 (XX/XX/XXXX 9:11AM)
Multiple indebtedness mortgages must be filed with the local clerk of court in the parish where the mortgaged property is located, except in the city of XXXX, where it must be filed with the Recorder of Mortgages.

 Response 2 (XX/XX/XXXX 12:51PM)
Property is in XX, where an Ack of MIM can be used as the mtg document. The signed Ack of MIM is in the loan file.

 (Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 11:35AM)
Right to receive appraisal was in file.

 (Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. document was only initialed by borrowers’ not signed or dated

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing and required by guides. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) Income Docs- The income/employment is not documented properly according to guides. The loan file does not contain employment or income documentation. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6202	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Application- The final application is missing from the loan file. (Open) Application- The initial application is missing from the loan file. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. A VVOE is missing from the loan file. (Open) Tax Transcripts Missing- The tax transcripts are missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6207	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations. Response 1 (XX/XX/XXXX 3:56PM) No Action Loan grade 1 or 2	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing from the loan file. (Open) DTI Exceeds Maximum- The DTI exceeds Investor guidelines. The audit DTI is XX%.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6211	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The note was not executed. Response 1 (XX/XX/XXXX 5:42PM) The fully executed Note was received.	(Open) Income Docs- Missing entire credit package, unable to determine ATR status.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6213	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge credit report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6216	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing and required by guides. (Open) Credit Report- The guidelines require a tri-merge credit report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6221	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6222	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. Mortgage was not Notarized. (Cleared) The final TIL is missing from the file. A review for compliance could not be performed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS or the loan approval is missing from the loan file (Open) Application- The final and initial application is missing, therefore, unable to determine full debts for ATR qualifying. (Open) Credit Report- The Trimerge credit report is missing as required to determine all debts for ATR qualifying.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6223	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.HUD was not singed	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6224	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.no signature

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6225	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX (XX% tolerance) Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6226	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.The final HUD-1 was not signed.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6227	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6228	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6229	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6230	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6231	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6232	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6233	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO SIGNATURE	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6234	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6235	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6236	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO SIGNATURE	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6237	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) VVOE required- A VVOE is required within 10 days of Note date, VVOE in the file is expired. The note date is XXXXXX, the VVOE is dated XXXXXX, 11 days old. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge credit report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6238	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. HUD HAS NO SIGNATURE OR STAMPED FINAL
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Open) There is no evidence that the Mortgage was recorded.

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6239	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6240	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.no signature (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6241	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6242	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6243	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6244	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Open) There is no evidence that the Mortgage was recorded. (Open) The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6245	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.no signature	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6246	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO SIGNATURE (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6247	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO SIGNATURE

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6248	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6249	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6250	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge report, provides one credit score.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6251	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE was provided (for co borrower). (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge report.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6252	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.NO SIGNATURE	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6253	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6254	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 7:58AM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Cleared) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The settlement statement is not marked final, stamped or fully executed. Response 1 (XX/XX/XXXX 7:57AM) The final HUD was provided along with the signed Right to Cancel.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6255	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) There is no evidence that the Mortgage was recorded.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6256	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6257	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6258	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6259	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 1:49PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6260	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6261	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	(Open) Application- The final application is missing and required by guides. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The guidelines required a tri-merge report. (Open) Income Miscalc- The income is miscalculated resulting in a DTI that is not calculable. (Open) DTI Exceeds Maximum- The DTI exceeds Investor guidelines as incalculable based on commissioned income less than 7 months.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6262	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6263	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) The mortgage was not completed accurately.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6264	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6265	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6266	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6267	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Cleared) There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B	D	B	N/A	N/A	D	B
XXXX	6268	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6269	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. Response 1 (XX/XX/XXXX 10:57AM) Appraisal notice was provided. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 10:55AM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6270	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6271	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6272	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6273	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 2:21PM) Further review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender. (Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. Response 1 (XX/XX/XXXX 2:18PM) The Right to Receive a Copy of Valuation Report was provided.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau and a tri-merge is required. (Open) VVOE required- Two full years of continuous employment history was not obtained for the borrower(s). VVOE’s in loan file are 51 days old at close.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6274	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not stamped or signed (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6275	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6276	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6277	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6278	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The Mortgage was missing from the file. Response 1 (XX/XX/XXXX 12:28PM) The Acknowledgement of Existing Multiple Indebtedness Mortgage was provided along with the previous mortgage. (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 12:22PM) Review of the final HUD confirmed the Lender credits increased at closing, all the borrower costs were paid by Lender.	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6279	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.

 (Cleared) This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. FAIL This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6280	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6281	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6282	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The final HUD-1 was not signed or executed.

 (Cleared) There are additional Compliance Findings. This loan failed the date the rate was set validation test. (12 CFR §226.35(a)(1) as enacted in XXXX and amended in XXXX)This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. This loan failed the date the rate was set validation test. (12 CFR §1026.32(1)(i)(A), (C))This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is a single bureau and a tri-merge is required. (Open) Income Docs- The income/employment is not documented properly according to guides. Missing previous years (XX and XX) employment documentation and current employment start date. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrowers.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6283	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6284	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD is not signed or stamped (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6285	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6289	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6292	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) This loan failed the charges that in total cannot increase more than XX% test. A cost to cure in the amount of $XXXX is required.
 Response 1 (XX/XX/XXXX 2:46PM)
The client provided the borrower with a cure in the amount of $XXXX

 (Cleared) This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A cost to cure in the amount of $XXXX was required.
 Response 1 (XX/XX/XXXX 2:46PM)
The client provided the borrower with a cure in the amount of $XXXX

 (Open) The CD issued on XX/XX/XXXX is missing the file number.

 (Cleared) Initial Closing Disclosure Date Test: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing form the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6294	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 3:50PM) No Action Loan grade 1 or 2.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE is expired for the Co-Borrower. The work# is dated XXXXXX and the loan closed on XX/XXXX. The VVOE for the Borrower is missing from the loan file. (Open) Income Docs- The income/employment is not documented properly according to guides. The pay stub for the Borrower is dated XX/XXXX and the loan closed on XX/XXXX. The pay stub is greater than 90 days old for both Borrowers’.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6296	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations. Response 1 (XX/XX/XXXX 4:38PM) No Action Loan grade 1 or2.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE is expired. The VVOE’s are dated XXXXXX, 19 days old, and XXXXXX, 27 days old. The loan closed on XX/XXXX.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6301	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 5:44PM) No action loan grade 1 or 2.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. A WVOE for the borrower is in the file but it is expired, the note date is XXXXXX, the VOE is dated XXXXXX and was 24 days old. The co borrower’s VOE is dated XXXXXX and is 32 days old.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6303	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 4:59PM) No Action Loan grade 1 or 2	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing and required by guides. (Open) Credit Report- The guidelines require a tri-merge credit report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6310	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX/XXXX: Title Search. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
 Response 1 (XX/XX/XXXX 1:23PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure ($XXXX) has decreased below the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 1:23PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XX/XX/XXXX: Title Search. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
 Response 1 (XX/XX/XXXX 1:22PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits ($XXXX) has decreased from the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 1:22PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The (X%) disclosed APR exceeds the actual APR of (X%) by more than X%. The ($XXXX) disclosed finance charge does not exceed the actual finance charge of ($XXXX); so the over disclosed APR is not based upon an over disclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 5:09PM)
APR Documentation Provided.

 (Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 5:02PM)
Appraisal notice stated on LE in loan file.

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 5:01PM)
Agree with client’s calculations.

 (Cleared) The disclosed finance charge ($XXXX) is $XXXX below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 5:00PM)
Agree with client’s calculations.

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE in the loan file is 21 days old at close.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6311	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) no signed or recorded mortgage in file. Response 1 (XX/XX/XXXX 12:01PM) Agree with client on MIM loans is XX	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrowers. Missing VVOE for Borrower and VVOE is 26 days old at close for Co-Borrower.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6314	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 2:06PM) No Action Loan Grade XX2.	(Open) Income Docs- The income/employment is not documented properly according to guides, the co borrower’s most recent two years W2s were not provided, only a pay stub dated XX/XXXX was provided for income verification. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6315	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 3:15PM) No Action Loan grade 1 or 2	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- A tri-merged credit report was required on all XX home loan transactions, but the file only contains information from one of the three credit repositories. (Open) Application- The final and initial application are missing and required by guides.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6320	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 5:46PM) No action loan grade 1 or 2.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge credit report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6324	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 2:21PM) no action loan grade 1	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial application is either inaccurate, missing or not signed as required by guides. (Open) Credit Report- The credit report is from a single bureau. A tri-merge credit report is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6325	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing. (Open) Credit Report- The tri-merge credit report is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Income Docs- The income/employment is not documented properly according to guides. Pay stubs and 2 years W2’s.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6326	XXXXX	$XXXXX	Non-QM	ATR Non-Compliant	Final HUD Tested	Yes	(Cleared) The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XX/XX/XXXX: Settlement Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
 Response 1 (XX/XX/XXXX 12:47PM)
The lender paid all of the closing costs. The decrease in the lender credit was a result in disclosed fees decreasing and did not result in an increase in cost to the borrower.

 Response 2 (XX/XX/XXXX 3:04PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The following fee(s) escrow fee and appraisal increased from the amount(s) disclosed on the Loan Estimate sent on XX/XX/XXXX: Settlement Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
 Response 1 (XX/XX/XXXX 12:33PM)
The lender paid all of the closing costs. The decrease in the lender credit was a result in disclosed fees decreasing and did not result in an increase in cost to the borrower.

 Response 2 (XX/XX/XXXX 2:59PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure ($XXXX) has decreased below the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 12:32PM)
There was a decrease in Lender credit from $XXXX on the LE to $XXXX on the final CD. This finding was created because a CIC which validates the decrease was not provided. Finding cleared.

 Response 2 (XX/XX/XXXX 2:59PM)
The lender paid all of the closing costs. The lender credit provided at closing cured the fee increase.

 Response 3 (XX/XX/XXXX 1:47PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

(Cleared) The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX/XXXX: Settlement Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
 Response 1 (XX/XX/XXXX 12:12PM)
The difference between the Lender credit is not enough to offset the fee variance. The Lender Credit disclosed on the LE (XX/XX/XXXX) is $XXXX The calculator reflects $XXXX The Lender credit on the Final CD is $XXXX (difference is $XXXX) The fees have increased by $XXXX All closing cost paid by lender.

 Response 2 (XX/XX/XXXX 3:03PM)
The lender paid all of the closing costs. The decrease in the lender credit was a result in disclosed fees decreasing and did not result in an increase in cost to the borrower.

 Response 3 (XX/XX/XXXX 3:24PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

(Cleared) The XXXX Real Property Law prohibits assessing a late fee greater than X%. (XXXX Real Prop 254-b)
 Response 1 (XX/XX/XXXX 11:38AM)
XXXXX is federally chartered. Finding cleared.

 (Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits ($XXXX) has decreased from the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 11:35AM)
There was a decrease in Lender credit from 4388.00 on the LE to $XXXX on the final CD. This finding was created because a CIC which validates the decrease was not provided. Finding cleared.

 Response 2 (XX/XX/XXXX 2:58PM)
The lender paid all of the closing costs. The lender credit provided at closing cured the fee increase.

 Response 3 (XX/XX/XXXX 1:46PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

(Cleared) Disclosed Finance Charge Must Be >= Actual Finance Charge - $XXXX The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge($XXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 10:22AM)
Agree with client’s calculations.

 (Cleared) disclosed finance charge the disclosed finance charge is $XXXX below the actual finance charge.
 Response 1 (XX/XX/XXXX 10:21AM)
Agree with client’s calculations. Finding cleared.

									(Open) Income Miscalc- The income is miscalculated in one or more borrowers resulting in a DTI exceeding the allowable guides. The loan file contained two years of tax returns which when averaged for the IRA distributions is $XX and social security of $XXX which includes the non-taxable amount and social security for the Co Borrower of $XXX. the DTI utilizing the Borrowers income as per the two years of tax returns is XX% which exceeds the XX%.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6327	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) VVOE required- A VVOE is required within 10 days of Note date. The borrower is employed with XXX. No VVOE is in evidenced in the file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6328	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The XXXX Real Property Law prohibits assessing a late fee greater than X%. (XXXX Real Prop 254-b)
 Response 1 (XX/XX/XXXX 12:50PM)
Client is federally-chartered; rule does not apply.

 (Open) The (X%) disclosed APR exceeds the actual APR of (X%) by more than X%. The ($XXXX) disclosed finance charge does not exceed the actual finance charge of ($XXXX); so the over disclosed APR is not based upon an over disclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 12:36PM)
The initial LE that was generated on XX/XX/XXXX has APR of X%.

 Response 2 (XX/XX/XXXX 1:14PM)
There was no APR re-disclosure or timing violation.

 (Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure ($XXXX) has decreased below the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, $XXXXX. Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 12:27PM)
The actual lender credit amount is $XXXX, which is what was disclosed on the CD. This number rounds to $XXXX, which is what was disclosed on the LE.

 (Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits ($XXXX) has decreased from the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 12:20PM)
The actual lender credit amount is $XXXX, which is what was disclosed on the CD. This number rounds to $XXXX, which is what was disclosed on the LE.

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge($XXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 12:07PM)
Finance charges correctly calculated.

 (Cleared) The disclosed finance charge ($XXXX) is $XXXX below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 12:06PM)
Finance charges correctly calculated.

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report contain in the loan file is not a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6329	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The mortgage was not recorded. Response 1 (XX/XX/XXXX 11:10AM) The recorded mortgage was provided.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Income Docs- The income/employment is not documented properly according to guides. The loan file is missing a XX W2 for the Co-Borrower to complete a 24 month history of income. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE’s in the loan file were 44 and 54 days old at close.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6330	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 3:19PM) No Action Loan grade 1 or 2	(Open) Application-

The investor conforming conventional guidelines require a final application be retained in the loan file. The final application was absent the file.

(Open) Credit Report-

The investor conventional guidelines require a tri-merge for each applicant on the application. The file contained an unacceptable, single bureau pull, credit report; however, the required origination tri-merge report was absent the loan file.

(Open) AUS Missing-

The investor conforming conventional guidelines require a loan approval remain in the file and reflect accurately the data contained in the loan file. The loan approval was absent the file.

(Open) VVOE required-

The investor conforming conventional guidelines require a VVOE, completed within ten days of the Note date, be retained in the loan file. The required VVOE was absent the file.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6331	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) Missing Recorded Mortgage. Response 1 (XX/XX/XXXX 2:26PM) The recorded mortgage was provided	(Open) Application-

The initial application is missing from the loan file.

(Open) Application-

The final application is missing from the loan file.

(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Credit Report-

The credit report in the loan file is a single bureau report and a tri-merge is required.

(Open) Tax Transcripts Missing-

The tax transcripts are missing from the loan file.

(Open) DTI Exceeds Maximum-

A recalculation of the Borrower’s retirement income of $XXX and monthly debts of $XXX, results in a DTI of XXX%, which greatly exceeds the DTI maximum ofXX%.

(Open) Income Docs-

The income/employment is not documented properly according to guides. The loan file contained the Borrower’s XX and XX 1040’s; however, the subject note date is XXXX, which requires the XX 1040 or extension, which was missing from the loan file.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6334	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). Appraisal fee added but no change of circumstance provided. A cost to cure in the amount of $XXXX remains. Lender credits cover $XXXX of the $XXXX closing cost. Response 1 (XX/XX/XXXX 11:56AM) The Client provided the Borrower with a variance cure in the amount of $XXXX (Open) The CD issued on XX/XX/XXXX does not reflect a File number.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing and required by guides. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. The file contains written VOE’s. The Borrower’s VOE is dated XX/XXXX which represents 42 business days prior to the Note. The Co-Borrower’s VOE is dated XX/XXXX and represents 23 business days prior to the Note.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6336	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The XXXX Real Property Law prohibits assessing a late fee greater than X%. (XXXX Real Prop 254-b) Response 1 (XX/XX/XXXX 9:19AM) Since client loans are federally-chartered, they are not held to a X% max late fee. Client loans have a late fee of X%. (Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. Response 1 (XX/XX/XXXX 12:55PM) DD Response. Page 3 of the LE includes Appraisal verbiage that replaces the need for a separate disclosure.	(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Application-

The final application is not signed as required by guides.

(Open) Credit Report-

The guidelines require a tri-merge credit report.

(Open) VVOE required-

A VVOE is required within 10 days of Note date for a wage earner and 30 days for self employed. No VVOE is in evidence in the file. A written VOE for the Borrower is dated XX/30XX and represents 37 business days from the Note. The file contains no 3rd party evidence of self employment for the Co-Borrower; however, no credit for calculated income based on XX extension with no history of filing an extension.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6337	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE in the loan file is 37 days old at close.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6344	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 4:25PM) No Action Loan grade 1 or 2	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- A tri-merged credit report was required on all XX home loan transactions, but the file only contains information from one of the three credit repositories. (Open) Application- The final application is missing and required by guides. (Open) VVOE required- A VVOE is required within 10 days of the Note date. VVOE is in evidence in the file but it is expired, dated 21 business days from the Note date.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6347	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of ($XXXX) and general or specific lender credit increases of ($XXXX) were applied to the total fee variance of ($XXXX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 1:53PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge($XXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:18PM)
Agree with client’s calculations.

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:17PM)
Agree with client’s calculations.

 (Cleared) The XXXX Real Property Law prohibits assessing a late fee greater than X%. (XXXX Real Prop 254-b)
 Response 1 (XX/XX/XXXX 4:14PM)
Client is federally-chartered; rule does not apply.

									(Open) AUS Missing- The AUS or the loan approval is missing from the loan file. (Open) Credit Report- The Trimerge credit report is missing from the loan file to verify all debts are included in the DTI. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE for the Borrower is in evidence in the file. In addition, the Co-Borrower is self employed and the loan file is missing 3rd party verification of the business as required.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6348	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge($XXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 5:52PM)
Finance charges correctly calculated

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 5:51PM)
Finance charges correctly calculated

 (Open) A Lender Credit for Excess Charges of ($XXXX) and general or specific lender credit increases of ($XXXX) were applied to the total fee variance of ($XXXX) between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 5:50PM)
Client agrees the lender fees are less than the variance, $XXXX difference.

 (Open) A Lender Credit for Excess Charges of (XX.00) and general or specific lender credit increases of ($XXXX) were applied to the total fee variance of ($XXXX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 5:49PM)
Client agrees the lender fees are less than the variance, $XXXX difference.

 (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 5:48PM)
Page 3 of the LE includes Appraisal verbiage that does not replace the need for the actual disclosure.

									(Open) Income Docs- The income/employment is not documented properly according to guides, the XX W2 was not provided (XX was, but guidelines require 2 years W2s or WVOE). (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in the file. (Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6349	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Application-

The initial application is missing from the file.

(Open) Application-

The final application is missing from the file.

(Open) Credit Report-

The credit report in the loan file is a single bureau report and a tri-merge is required.

(Open) VVOE required-

A VVOE is required within 10 days of Note date. No VVOE for B2 is in evidence in the file.

(Open) Income Docs-

The income/employment is not documented properly according to guides. The loan file contains only the XX W2 for B2. B2’s XX W2 is required for 2 years of income docs.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6350	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The XXXX Real Property Law prohibits assessing a late fee greater than X%. (XXXX Real Prop 254-b) Response 1 (XX/XX/XXXX 12:16PM) Client loans are federally chartered and are not held to the state required Max late fee. Finding cleared.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired. VOE in file is 22 business days from note date. (Open) Application- The final application is missing as required by guides.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6351	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The mortgage was not recorded. Response 1 (XX/XX/XXXX 11:13AM) The recorded mortgage was provided.	(Open) Application- The initial application is missing and required by guides. (Open) Application- The final application is missing and required by guides. (Open) AUS Missing- The AUS is missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6360	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits ($XXXX) has decreased from the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 4:50PM)
DD Response. There are revised LEs dated XX/XX/XXXX and XX/XX/XXXX that allow us to reset the baseline fees. The total amount of non-specific and specific lender credits cannot decrease unless there are valid changed circumstances. Valid Change in Circumstance not provided. Finding upheld.

 Response 2 (XX/XX/XXXX 1:25PM)
The lender credit increase from the baseline disclosure is sufficient to cure for increase in the zero tolerance fee. There was no lender credit decrease.

 Response 3 (XX/XX/XXXX 2:03PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

(Cleared) The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX/XXXX: Settlement Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
 Response 1 (XX/XX/XXXX 4:38PM)
There are revised LEs dated XX/XX/XXXX and XX/XX/XXXX that allow us to reset the baseline fees. There were $XXXX worth of increases in the “fees that cannot increase category” that don’t have a valid Change in Circumstance. The Lender Credit increased by $XXXX which is not enough to cover the fee increases. Valid Change in Circumstance not provided. Finding upheld.

 Response 2 (XX/XX/XXXX 1:26PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 Response 3 (XX/XX/XXXX 2:04PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

(Cleared) The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XX/XX/XXXX: Settlement Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
 Response 1 (XX/XX/XXXX 4:14PM)
There are revised LEs dated XX/XX/XXXX and XX/XX/XXXX that allow us to reset the baseline fees. There were $XXXX worth of increases in the “fees that cannot increase category” that don’t have a valid Change in Circumstance. The Lender Credit increased by $XXXX which is not enough to cover the fee increases. Valid Change in Circumstance not provided. Finding upheld.

 Response 2 (XX/XX/XXXX 1:21PM)
The title search fee increase was cured by the lender credit increase.

 Response 3 (XX/XX/XXXX 2:02PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

(Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 3:47PM)
Agree with client. Page 3 of the LE includes Appraisal verbiage that replaces the need for a separate disclosure. Finding cleared.

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge($XXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:39PM)
Agree with client’s calculations. Finding cleared.

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:39PM)
Agree with client’s calculations. Finding cleared.

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Income Docs- The income/employment is not documented properly according to guides. The file is missing a XX W2 for the Co-Borrower which is required to document 24 months of income. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrowers. Missing any VVOE for Borrower and Co-Borrower.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6361	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The file is missing a written list of Service Providers. Response 1 (XX/XX/XXXX 3:02PM) The internal guidance verifying the SPL was not required to be provided on files where the settlement agent fee is listed under ’Services you cannot shop for’ was provided.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing and required by guides. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. The loan file does not contain a VVOE for the Borrower. A TWN was pulled for the Bo-Borrower on XXXXXX and represents 36 business days prior to the Note.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6362	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX/XXXX: Appraisal Fee, Transfer Tax Total, Title Insurance. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
 Response 1 (XX/XX/XXXX 2:09PM)
The Client provided the Borrower with a variance cure in the amount of V

 (Cleared) The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XX/XX/XXXX: Appraisal Fee, Transfer Tax Total, Title Insurance. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
 Response 1 (XX/XX/XXXX 2:08PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure ($XXXX) has decreased below the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 7:31AM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits ($XXXX) has decreased from the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, ($XXXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 7:30AM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The XXXX Real Property Law prohibits assessing a late fee greater than X%. (XXXX Real Prop 254-b)
 Response 1 (XX/XX/XXXX 8:40AM)
federally chartered. Finding Cleared.

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge($XXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 8:39AM)
Agree with client’s calculations. Finding cleared.

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 8:39AM)
Agree with client’s calculations. Finding cleared.

									(Open) AUS Missing- The AUS or the loan approval is missing from the loan file. (Open) Credit Report- The Trimerge credit report is missing from the loan file to verify all of the debts included in the DTI.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6363	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 3:35PM) No Action Loan grade 1 or 2	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is from a single bureau. A tri-merge credit report is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6364	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The (X%) disclosed APR exceeds the actual APR of (X%) by more than X%. The ($XXXX) disclosed finance charge does not exceed the actual finance charge of ($XXXX); so the over disclosed APR is not based upon an over disclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 11:39AM)
Agree with Client finding

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge($XXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 11:38AM)
Agree with Client finding.

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 11:38AM)
Agree with Client finding

									(Open) VVOE required- A third party search of the Borrowers’ self-employed business, as listed on the XX and XX 1065’s, is missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The final application is missing from the loan file. (Open) Application- The initial application is missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6365	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The (X%) disclosed APR exceeds the actual APR of (X%) by more than X%. The ($XXXX) disclosed finance charge does not exceed the actual finance charge of ($XXXX); so the over disclosed APR is not based upon an over disclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 2:16PM)
Agree with client’s calculations. Corrected CD is not required

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge($XXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 12:22PM)
Agree with client’s calculations.

 (Cleared) The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 12:21PM)
Agree with client’s calculations.

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Application- The final application is either missing as required by guides.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6366	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The (X%) disclosed APR exceeds the actual APR of (X%) by more than X%. The ($XXXX) disclosed finance charge does not exceed the actual finance charge of $XXXX; so the over disclosed APR is not based upon an over disclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 11:35AM)
Agree with client.

 (Cleared) The XXXX Real Property Law prohibits assessing a late fee greater than X%. (XXXX Real Prop 254-b)
 Response 1 (XX/XX/XXXX 11:33AM)
Agree with client.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 11:30AM)
Agree with client.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX.For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 11:22AM)
Agree with client.

									(Open) Credit Report- The loan file contains a credit report, dated XXXXXX, however, contained only one bureau. The Trimerge report is missing from the loan file which could reflect additional debts for the borrower. (Open) VVOE required- A VVOE dated within ten business days of the subject note date of XXXXXX is not in file as required for the borrower and coborrower. The loan file contains a VOE, dated XXXXXX, from The Work Number for the borrower, however, no VOE is in file for the coborrower.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6367	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The (X%) disclosed APR exceeds the actual APR of (X%) by more than X%. The $XXXX disclosed finance charge does not exceed the actual finance charge of $XXXX; so the over disclosed APR is not based upon an over disclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:57PM)
Initial LE dated XX/XX/XXXX in system statesX APR.

 Response 2 (XX/XX/XXXX 1:29PM)
There is no APR violation on this file.

 (Cleared) The XXXX Real Property Law prohibits assessing a late fee greater than X%. (XXXX Real Prop 254-b)
 Response 1 (XX/XX/XXXX 4:38PM)
Client is federally-chartered; rule does not apply.

 (Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 4:36PM)
Appraisal notice listed on document in loan file.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:34PM)
Agree with client’s calculations.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:34PM)
Agree with client’s calculations.

									(Open) Application- The final application is missing form the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. The borrower is employed with XXXX. The co-borrower is employed with XXX. No VVOE is evidenced in the file for either borrower.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6368	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 4:34PM)
Client agrees the lender fees are less than the variance, $XXXX difference.

 (Open) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 4:31PM)
Client agrees the lender fees are less than the variance, $XXXX difference.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:23PM)
Finance charges correctly calculated

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:22PM)
Finance charges correctly calculated.

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The initial application is either inaccurate, missing or not signed as required by guides. (Open) Application- The final application is either inaccurate, missing or not signed as required by guides. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired. VOE is 72 business days from Note date.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6369	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 3:09PM) No Action loan grade 1or 2.	(Open) Debts Missing/Increased still within tolerances- The DTI did not reflect all of the borrower’s debts, however, the recalculated DTI is till within allowable tolerances (3%) or XX% MAX. The property taxes/HOI for the XX property were not included, documentation provided indicates ownership of two additional properties not included on application. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge Report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6370	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 1:30PM)
Finance Charge Calculation.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 1:30PM)
Finance Charge Calculation.

(Clear) Application-

The initial application is either inaccurate, missing or not signed as required by guides.

Response 1 (XXXXXX 1:34PM)
Client provided additional documents to clear finding.

(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Application-

The initial application is missing from the file.

(Open) Application-

The final application is missing from the file.

(Open) Credit Report-

The credit report in the loan file is a single bureau report and a tri-merge is required.

(Open) VVOE required-

A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6371	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 9:23AM)
Finance Charge Calculation.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 9:21AM)
Finance Charge Calculation.

(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Application-

The final application is missing from the file.

(Open) Credit Report-

The credit report in the loan file is a single bureau report and a tri-merge is required.

(Open) VVOE required-

A 3rd-party verification of the borrower’s 2 self-employed businesses is required within 30 days of Note date. No verification is in evidence in the file.

(Open) Income Docs-

The income/employment is not documented properly according to guides. The file is missing the XX personal tax return and the XX 1065 tax return for Red Mountain Rentals.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6372	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The mortgage was not recorded. Response 1 (XX/XX/XXXX 11:23AM) The recorded mortgage was provided.	(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Application-

The final application is missing from the file.

(Open) Credit Report-

The credit report in the loan file is a single bureau report and a tri-merge is required.

(Open) VVOE required-

A VVOE is required within 10 days of Note date. No VVOE for B2 is in evidence in the file.

(Open) VVOE required-

A 3rd-party verification of the borrower’s self-employed business is required within 30 days of Note date. No verification for B1’s business is in evidence in the file.

(Open) Income Docs-

The income/employment is not documented properly according to guides. The loan file contains only the XX W2 for B2. B2’s XX W2 is required for 2 years of income docs.

(Open) DTI Exceeds Maximum-

The DTI exceeds Investor guidelines. The audit DTI of XX% exceeds the guideline maximum DTI of XX%.

(Open) Tax Transcripts Missing-

The tax transcripts are missing from the loan file. The borrower is self-employed with a Schedule C business and 2 years of tax transcripts are required.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6373	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The mortgage is in the file but no recorded. Response 1 (XX/XX/XXXX 11:27AM) The recorded mortgage was provided.	(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Application-

The initial application is either inaccurate, missing or not signed as required by guides.

(Open) Application-

The final application is missing from the file.

(Open) Credit Report-

The credit report in the loan file is a single bureau report and -merge is required.

(Open) REO PITI-

The Borrower(s) own other real estate and the PITI for each additional mortgage is not confirmed/documented. Credit report reflects additional mortgage which appears to be tied to secondary property based upon a secondary hazard policy on file however further documentation is required.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6374	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The mortgage was not completed accurately. There is no evidence that the mortgage has been recorded. Response 1 (XX/XX/XXXX 1:26PM) The recorded Mortgage was provided. (Cleared) This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A cost to cure in the amount of $XXXX is required. Response 1 (XX/XX/XXXX 1:24PM) The Client provided Borrower with a variance cure in the amount of $XXXX	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Income Docs- The income/employment is not documented properly according to guides. The loan file is missing the XX W2 for the Co-Borrower to confirm a 24 month history of income.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6376	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 2:42PM)
Correct calculation: $XXXX X 240 = $XXXX - $XXXX = $XXXX - $XXXX = $-$XXXX actual variances.

 (Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal. The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 12:55PM)
In the “Other Considerations” section on page 3 of the LE includes Appraisal verbiage that replaces the need for a separate disclosure. Finding cleared.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 12:47PM)
Agree with client’s calculations. Finding cleared.

 (Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 1:36PM)
Agree with client’s calculations. Finding cleared.

 (Cleared) The note was not completed accurately. Note was not executed.
 Response 1 (XX/XX/XXXX 12:41PM)
The Note was provided.

(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Credit Report-

A tri-merged credit report was required on all XX home loan transactions, but the file only contains information from one of the three credit repositories.

(Open) Unsupported Trust/Annuity Inc-

Trust or annuity income was considered as an effective source of income but sufficient supporting documentation was not found in the file.

(Open) Social Security/Pension Income-

Social security and/or pension benefits were considered as effective income but sufficient supporting documentation was not found in the file.

(Open) Application-

The final application is missing.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6378	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The signed Mortgage was missing from the file. There is no evidence that the Mortgage was recorded. Response 1 (XX/XX/XXXX 10:18AM) Agree with client on MIM loans is XX (Open) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Income Docs- The income/employment is not documented properly according to guides. Missing XX W2 for Co-Borrower to complete 24 month income documentation. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6385	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 7:34AM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 7:34AM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 5:20PM)
Finance Charge Calculation.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 5:19PM)
Finance Charge Calculation.

 (Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 5:14PM)
Page 3 of the LE includes Appraisal verbiage that replaces the need for a separate disclosure.

 (Open) The file has a written list of Service Providers form, but it is missing the listing of the Service Providers.

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	6386	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Income Docs- The income/employment is not documented properly according to guides. The loan file is missing the XX W@ to complete a 24 month income history. (Open) VVOE required- A VVOE is required within 10 days of Note date. The loan file is missing any VVOE.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6387	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) This loan failed the Lender Credits That Cannot Decrease Test. A cost to cure in the amount of $XXXX is required.
 Response 1 (XX/XX/XXXX 2:35PM)
The Client provided Borrower with a variance cure in the amount of $XXXX

 (Open) The mortgage was not completed accurately. NMLS and lender information not on the mortgage
 Response 1 (XX/XX/XXXX 2:34PM)
Client provided the original Mortgage that was already in the file still missing pages 3,4.

 Response (XX/XX/XXXX 10:00AM) Updated Grade
 (Cleared) This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A cost to cure in the amount of $XXXX is required.
 Response 1 (XX/XX/XXXX 2:31PM)
The Client provided Borrower with a variance cure in the amount of $XXXX

 (Open) The mortgage was not completed accurately.-Missing pages 3 and 4 of the (5 pages) the original Multiple Indebtedness Mortgage.

 (Open) Missing signed Acknowledgement of Existing Multiple Indebtedness Mortgage

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing and required by guides. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) Income Docs- The income/employment is not documented properly according to guides. The loan file contains no employment or income documentation.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6388	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Application- The final application is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. The borrower is employed with XXX. The co-borrower is employed with XXX. No VVOE is evidenced in the file for either borrower. (Open) Income Docs- The borrower and co-borrower’s wage income is documented with YTD paystub and XX W2. Appendix Q requires 2 full year’s of income verification. The XX W2s are missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6389	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Income Docs- The income/employment is not documented properly according to guides. Missing XX W2 for each Borrower to complete 24 history of income and unable to calculate income for Co-Borrower due to start date of current employment in subject year is not documented. (Open) VVOE required- A VVOE is required within 10 days of Note date. The loan file is missing any VVOE.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6390	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 3:13PM) No Action loan grade 1 or 2.	(Open) VVOE required- A VVOE is required within 10 days of Note date. The borrower is employed with XXX. No VVOE is evidenced in the file. (Open) Income Docs- The income is not documented according to Appendix Q with documented 2 year’s income. File contains YTD paystub and XX W2; XX W2 missing.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6391	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 3:09PM) No Action Loan grade 1 or 2	(Open) Application- The final application is missing as required by guides. (Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired. VOE for borrower 1 is missing, and VOE for borrower 2 has expired 28 from note date.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6392	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The (X%) disclosed APR exceeds the actual APR of (X%) by more than X%. The $XXXX disclosed finance charge does not exceed the actual finance charge of $XXXX, so the over disclosed APR is not based upon an over disclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 1:56PM)
Agree with client.

 (Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure $XXXX has decreased below the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, $XXXX Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 1:53PM)
Client provided additional documents to clear finding.

 (Cleared) The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX/XXXX: Credit Report Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
 Response 1 (XX/XX/XXXX 1:53PM)
Client provided additional documents to clear finding

 (Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits $XXXX has decreased from the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, $XXXX. Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 1:52PM)
Client provided additional documents to clear finding.

 (Cleared) The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XX/XX/XXXX: Credit Report Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
 Response 1 (XX/XX/XXXX 1:51PM)
Client provided additional documents to clear finding.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 1:47PM)
Agree with client.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 1:37PM)
Agree with client.

(Open) Credit Report-

The investor conventional guidelines require a tri-merge for each applicant on the application. The file contained an unacceptable, single bureau pull, credit report; however, the required origination tri-merge report was absent the loan file.

(Open) Application-

The investor conforming conventional guidelines require a final application be retained in the loan file. The final application was absent the file.

(Open) AUS Missing-

The investor conforming conventional guidelines require a loan approval remain in the file and reflect accurately the data contained in the loan file. The file contained a preliminary AUS; however, a final AUS loan approval was absent the file.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6393	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Application-

The initial application is missing from the file.

(Open) Application-

The final application is missing from the file.

(Open) Credit Report-

The credit report in the loan file is a single bureau report and a tri-merge is required.

(Open) VVOE required-

A 3rd-party verification of the borrower’s 3 S-Corp self-employed businesses are required within 30 days of Note date. No verification is in evidence in the file for any of the businesses.

(Open) Income Docs-

The income/employment is not documented properly according to guides. The loan file is missing 2 years of income documents for the S-Corp business XXX

(Open) Tax Transcripts Missing-

The tax transcripts are missing from the loan file. The borrower is self-employed with 3 S-Corp businesses and 2 years of tax transcripts are required for each business.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6394	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE in the loan file is 35 days old at close.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6395	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The (X%) disclosed APR exceeds the actual APR of (X%) by more than X%. The $XXXX disclosed finance charge does not exceed the actual finance charge of $XXXX; so the over disclosed APR is not based upon an over disclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 9:47AM)
Agree with client’s calculations. Finding cleared.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 9:39AM)
Agree with client’s calculations. Finding cleared.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 9:38AM)
Agree with client’s calculations. Finding cleared.

									(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired. (Open) Application- The initial application is either inaccurate, missing or not signed as required by guides. (Open) Application- The final application is either inaccurate, missing or not signed as required by guides. (Open) Credit Report- The credit report in the loan file is a single bureau report and -merge is required. (Open) AUS Missing- The AUS is missing from the loan file	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6396	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The mortgage was not completed accurately. No evidence in the loan file that the mortgage was recorded. Response 1 (XX/XX/XXXX 9:22AM) The recorded Mortgage was provided. (Cleared) Initial Closing Disclosure Date Test: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. Response 1 (XX/XX/XXXX 9:21AM) The Closing Disclosure Acknowledgement Receipt was provided. It is signed and dated by the Borrower on XX/XX/XXXX which meets the requirements of 3 days before closing.	(Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Application- The final application is missing from the loan file. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Tax Transcripts Missing- The tax transcripts are missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. A VVOE is missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6397	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The mortgage was not recorded. Response 1 (XX/XX/XXXX 11:30AM) The recorded mortgage was provided.	(Open) Credit Report- The Trimerge credit report is missing from the loan file to document all debts for ATR requirements. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6402	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The XXXX Real Property Law states the grace period must be at least 15 days. (XXXX Real Prop 254-b)
 Response 1 (XX/XX/XXXX 11:53AM)
The final CD and the Note state there will be a late charge if a payment is made more than 15 days late.

 (Cleared) The last Closing Disclosure Received Date (XX/XX/XXXX) is not at least 3 business days before the consummation date of (XX/XX/XXXX). The (fixed) disclosed Loan Product on the last Closing Disclosure does not match the system calculated (Fixed Rate) Loan Product. Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than 3 business days before the consummation date of (XX/XX/XXXX). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(2)(ii)(B); OSC 19(f)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 11:45AM)
The client provided documentation that reflect the initial CD was generated on XX/XX/XXXX and the final CD was generated on XX/XX/XXXX. This finding is cleared.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 11:37AM)
Finance Charge Calculation.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 11:36AM)
Finance Charge Calculation.

 (Cleared) The Loan Product of (fixed) on the Closing Disclosure is inaccurate. The actual Loan Product is (Fixed Rate). Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than 3 business days before the consummation date of (XX/XX/XXXX). If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii); 1026.19(f)(2)(ii)(B))
 Response 1 (XX/XX/XXXX 11:34AM)
Loan product is Fixed Rate.

									(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired. (Open) Credit Report- The credit report was obtained from a single bureau. A tri-merge credit report is required.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6409	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The CD issued on XX/XX/XXXX is missing the file number.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6411	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 10:15AM)
Agree with client, page 3 of LE contains verbiage that the borrower was provided notice of right to obtain copy of appraisal. Finding cleared.

 (Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 10:13AM)
total fee variance is only off by $XXXX finding cleared

 (Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 10:12AM)
total fee variance is only off by $XXXX. finding cleared

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE’s in the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6414	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Income Docs- The income/employment is not documented properly according to guides. The loan file contain a recent pay stub and previous year W2 to document a 23.48 month history and 24 months is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. The loan file is missing any VVOE.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6416	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 3:07PM) No Action Loan grade 1 or 2	(Open) Application- The final application is missing from the loan file. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6417	XXXXX	$XXXXX	Non-QM	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Application- The final application is missing required by guides. (Open) AUS Missing- The AUS is missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6418	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 2:08PM) No Action Loan Grade XX2.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge credit report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6419	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- A tri-merged credit report was required on all XX home loan transactions, but the file only contains information from one of the three credit repositories. (Open) Application- The final application is missing and required by guides. (Open) VVOE required- A VVOE is required within 10 days of the Note date. WVOE is in evidence in the file for each borrower but expired as each WVOE was dated within 21 business days from the Note date.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6420	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The file is missing a written list of Service Providers. Response 1 (XX/XX/XXXX 3:38PM) The Written List of Service Providers document is no longer required for applications dated 0XX/XX/XXXX and later. This application date is XX/XX/XXXX.	(Open) Credit Report- The credit report is from a single bureau. A tri-merge credit report is required. (Open) AUS Missing- The AUS is missing from the loan file (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Application- The initial application is either inaccurate, missing or not signed as required by guides.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6421	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Application- The final application is missing and required by guides. (Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired. VOE for borrower 1 is expired, 17 days from note date. VOE for borrower 2 is missing from file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6422	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The mortgage was not recorded. Response (XX/XX/XXXX 10:00AM) Updated Grade	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Income Docs- The income/employment is not documented properly according to guides. The loan file is missing the XX W2 for the Co-Borrower which is required to complete a 24 month history of income. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in the loan file for the Co-Borrower.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6423	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) There is no evidence that the Mortgage was recorded. Response 1 (XX/XX/XXXX 2:44PM) The recorded mortgage has been provided.	(Open) Income Miscalc-

The income is miscalculated on one or more borrowers resulting in a DTI exceeding the allowable guides. There was no recent pay stub provided for the borrower, using a 12 month average from the W2 results a DTI in excess of XX.

(Open) Pay Stubs Obtained-

The required recent pay stubs were not obtained from the applicant.

(Open) VVOE required-

A VVOE is required within 10 days of Note date, no VVOE is in the file.

(Open) DTI Exceeds Maximum-

The DTI exceeds Investor guidelines, using the income documentation provided to calculate, the borrower’s Debt to Income ratio increased to XX%.

(Open) AUS Missing-

The AUS is missing from the loan file

(Open) Credit Report-

The credit report provided is not a Tri Merge report.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6424	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The mortgage was not recorded. Response 1 (XX/XX/XXXX 11:32AM) The recorded mortgage was provided.	(Open) AUS Missing- The AUS is missing from the loan file to determine if ATR requirements have been met. (Open) Credit Report- The Trimerge credit report is missing to document all debts in determining if ATR requirements have been met.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6429	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The CD issued on XX/XX/XXXX is missing the file number.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE in the loan file is 27 days old at close.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6435	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- A tri-merged credit report was required on all XX home loan transactions, but the file only contains information from one of the three credit repositories. (Open) Application- The initial and final application were missing and required by guides. (Open) Income Docs- The income/employment not documented properly according to guides. (Open) VVOE required- A VVOE is required within 10 days of the Note date. No VVOE is in evidence in the file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6438	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A cost to cure in the amount of is $ $XXXX required. Response 1 (XX/XX/XXXX 2:22PM) The client provided the borrower with a cure in the amount of $XXXX	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Income Docs- The income/employment is not documented properly according to guides. Missing XX W2 (previous year) for Borrower and YTD gross for Co-Borrower. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in the loan file for the Borrower and the VVOE for the Co-Borrower is 87 days old at close.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6441	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 9:32AM)
Agree with clients calculations. Finding cleared.

 (Cleared) There is no evidence that the mortgage has been recorded.
 Response 1 (XX/XX/XXXX 9:30AM)
The Final Recorded Mortgage provided by client shows the Mortgage was recorded.

 (Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 11:23AM)
Page 3 of the LE includes Appraisal verbiage that replaces the need for a separate disclosure.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 11:21AM)
Agree with clients calculations. Finding cleared.

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is not signed as required by guides. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6442	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 10:33AM)
Client calculations are correct.

 (Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 10:31AM)
Client calculations are correct.

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is not signed as required by guides. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6443	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The (X%) disclosed APR exceeds the actual APR of (X%) by more than X%. The $XXXX disclosed finance charge does not exceed the actual finance charge of $XXXX; so the over disclosed APR is not based upon an over disclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 8:48AM)
APR is listed correcting on loan documents in the file. Finding Cleared.

 (Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 8:45AM)
Appraisal notice was listed on loan Estimate. Finding cleared.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX; The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 8:44AM)
Agree with client’s calculations. Finding cleared.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 8:44AM)
Agree with client’s calculations. Finding cleared.

									(Open) Application- The initial/final application is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. The borrower is employed by Abbeville General. The co-borrower is employed by Park Place Surgery Center. The written VOE for the borrower on XXXXXX expired as of the Note date XXXX17. No VVOE is evidenced in the file for either borrower.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6444	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6445	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in the file. (Open) Income Docs- The income/employment is not documented properly according to guides. The XX W2 was not provided for the borrower, 20XXXX W2s were not provided for the co borrower	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6446	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing-

The AUS is missing from the loan file

(Open) Credit Report-

The credit report provided is not a Tri Merge report.

(Open) VVOE required-

A VVOE is required within 10 days of Note date. The borrower’s VOE is dated XXXXXX, and is expired. The Note date is XXXXXX, VOE was 40 days old on the note date.

(Open) VVOE required-

A VVOE is required within 10 days of Note date. Co borrower’s VVOE is not in the file.

(Open) Income Docs-

The income/employment is not documented properly according to guides, two years W2s were not obtained for the co borrower (only the co borrower’s XX W2 was provided with a recent pay stub).

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6447	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 4:15PM)
Lender paid all closing costs. No cure required.

 (Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 4:14PM)
Lender paid all closing costs. No cure required.

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6448	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Application- The initial application is missing from the loan file. (Open) Application- The final application is missing from the loan file. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A third party search of the Borrowers’ self-employed business, as listed on the XX and XX 1120S’s, is missing from the loan file. (Open) Tax Transcripts Missing- The tax transcripts are missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6449	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) DTI Exceeds Maximum- The DTI exceeds Investor guidelines, based on the income documentation provided calculated the DTI to be XX%. (Open) Debts- The DTI was calculated using the property taxes from an on line search (Zillow), copies of the tax bill were not provided (Mortgage statements does not provide a breakdown, reflects Escrow $XX). (Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6450	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) There is no evidence that the mortgage was recorded. Response 1 (XX/XX/XXXX 1:46PM) The recorded mortgage was provided.	(Open) Application- The initial application is missing from the loan file. (Open) Application- The final application is missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Inc Misc- The loan file did not contain a 2 year history receipt of income. Only XX income was included in the loan file. (Open) Tax Transcripts Missing- The tax transcripts are missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6451	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report is a single bureau report. A tri-merge credit report is required.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6452	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Application-

The investor conforming conventional guidelines require a final application be retained in the loan file. The file contained a signed and dated initial application; however, the final application was absent the file.

(Open) AUS Missing-

The investor conforming conventional guidelines require a loan approval remain in the file and reflect accurately the data contained in the loan file. The loan approval was absent the file.

(Open) Credit Report-

The investor conventional guidelines require a tri-merge for each applicant on the application. The file contained an unacceptable, single bureau pull, credit report; however, the required origination tri-merge report was absent the loan file.

(Open) Income Docs-

The investor conforming conventional guidelines require paycheck-stub that is dated no earlier than 30 days prior to the initial loan application date that includes all year-to-date earnings and the most recent two years W-2s for all jobs. All W-2s must be computer generated. The subject closed on XX/XXXX. The file contained XX W2 and paycheck-stub for the Borrower dated XX/XXXX7 and a XX W2and paycheck-stub dated XX/XXXX for the Co-Borrower; however, current paycheck-stub’s and XX W2 for the Borrowers are absent the file.

(Open) VVOE required-

The investor conforming conventional guidelines require a VVOE, completed within ten days of the Note date, be retained in the loan file. The required VVOE for either borrower was absent the file.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6453	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Application-

The initial application is missing, not signed as required by guides.

(Open) AUS Missing-

The AUS is missing from the loan file

(Open) Credit Report-

The credit report provided is not a Tri Merge report.

(Open) Income Docs-

The income/employment is not documented properly according to guides. Pension income was used to qualify, there were no Pension Award letters used to qualify (sources are Fidelity Investments accounts XX0109033300932783 and XX0109033300932784); Documentation to support continuance was not provided.

(Open) Tax Returns Obtained-

Tax returns for the previous two (2) years were not obtained, only the XX 1040 was in the file. The lender grossed up the XX Social Security income based on the XX 1040s (XX extension was not obtained, see notes on CFA page 715)

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6454	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6455	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Credit Report-

A tri-merged credit report was required on all XX home loan transactions, but the file only contains information from one of the three credit repositories.

(Open) Application-

The final application is missing and required by guides.

(Open) VVOE required-

A VVOE is required within 10 days of the Note date. No VVOE is in evidence in the file.

(Open) REO Rental Income Calc-

The rental income was not properly calculated resulting in a recalculated DTI of XX% exceeding allowable tolerance. Missing rental days for the two rental properties listed on the XX and XX XX resulting in an inconclusive rental income calculation.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6456	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired. (Open) Application- The initial application is either inaccurate, missing or not signed as required by guides. (Open) Application- The final application is either inaccurate, missing or not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6457	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE in the loan file is 37 days old at close.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6458	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) This loan failed the Lender Credits That Cannot Decrease Test. A cost to cure in the amount of $XXXX is required.
 Response 1 (XX/XX/XXXX 10:55AM)
Further review of the Loan Estimate disclosures and the final Closing Disclosure confirmed the Lender Credit decreased by $XXXX without a valid change in circumstance; therefore, a cost to cure in the amount of $XXXX was required.

 (Cleared) This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). appraisal fees were added, no change of circumstance was provided. A cost to cure in the amount of $XXXX is required.
 Response 1 (XX/XX/XXXX 10:48AM)
Further review of the Loan Estimate disclosures and the final Closing Disclosure confirmed the increased Lender Credit was sufficient to cover the increased fees.

 (Cleared) The mortgage was not completed accurately. There is no evidence in the loan file that the mortgage was recorded.
 Response 1 (XX/XX/XXXX 10:43AM)
The recorded Mortgage was provided.

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing from in the loan file. (Open) Debts Not verified on credit report- The application lists significant debts that were not verified on the credit report and not independently verified. The mortgage paid at closing was not on credit. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE’s is in evidence in the file.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6459	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The Annual Percentage Rate of (X%) on the Closing Disclosure is inaccurate. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before the consummation date of (XX/XX/XXXX). If corrected disclosures are delivered to a consumer other than in person, a consumer is deemed to have received them 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii); 1026.19(f)(2)(ii)(A); 1026.22(a)(2))
 Response 1 (XX/XX/XXXX 4:27PM)
Finance charges correctly calculated

 (Cleared) The disclosed APR (X) is lower than the actual APR (X) by more than X%. The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than X% on a regular mortgage transaction. (12 CFR 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2))
 Response 1 (XX/XX/XXXX 4:26PM)
Finance charges correctly calculated

 (Cleared) mortgage in file is signed but not recorded
 Response 1 (XX/XX/XXXX 2:30PM)
Client provided additional documents to clear finding

 (Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 2:24PM)
Appraisal notice was listed on LE in file.

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The initial application is either inaccurate, missing or not signed as required by guides. (Open) Application- The final application is either inaccurate, missing or not signed as required by guides.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6460	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) There is no evidence that the mortgage has been recorded.
 Response 1 (XX/XX/XXXX 11:08AM)
The Final Recorded Mortgage was provided by client and imaged in file XX/XX/XXXX.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 11:05AM)
Finance Charge Calculation

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 11:04AM)
Finance Charge Calculation

									(Open) VVOE required- The loan file did not contain a verbal verification of employment for the Borrower to determine the current employment status of Borrower. (Open) Application- The loan application is missing from the loan file, therefore the Borrower’s employment, income, assets or debts cannot be fully verified.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6461	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6462	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XX/XX/XXXX: Credit Report Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
 Response 1 (XX/XX/XXXX 9:46AM)
Agree with client. All fees in “The fees in the Cannot Increase” category remained the same other than the credit report fee. The Loan Estimate does not allow the input of $XXXX cents, so it calculated at $XXXX. The final Closing Disclosure had actual cost of credit report and client provided document to show cost of credit report is in fact $XXXX cents. Finding resolved.

 (Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits $XXXX has decreased from the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, $XXXX. Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 10:02AM)
Agree with client. The credit report fee and the flood fee changed from Initial Loan Estimate to final Closing Disclosure. Loan Estimate does not allow the input of Cents, so it rounded to the nearest dollar amount. The final Closing Disclosure had the actual cost of the credit report (.38) and the flood certification $XXXX as well as Lender credits. Client provided additional documents. Finding resolved.

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing and required by guides. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired. VOE in file is dated 8-14-XX, which is greater than 10 days from note date of 9-21-XX.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6463	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) There is no evidence that the Mortgage was recorded. Response 1 (XX/XX/XXXX 12:30PM) The recorded mortgage was provided. (Cleared) Mortgage in file is signed but not recorded Response 1 (XX/XX/XXXX 12:30PM) The recorded mortgage was provided.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE in the loan file for the Co-Borrower is 19 days old at close.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6466	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of ($XXXX) and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 2:01PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) A Lender Credit for Excess Charges of ($XXXX) and general or specific lender credit increases of $XXXX were applied to the total fee variance of V between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 8:22AM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary)
 Response 1 (XX/XX/XXXX 10:06AM)
The Client provided documentation to reflect the Notice of Right to Cancel expiration date is XX/XX/XXXX and the loan disbursement date XX/XX/XXXX.

									(Clear) Application- The initial application is either inaccurate, missing or not signed as required by guides. Response 1 (XXXXXX 11:04AM) Missing documentation is not a required document. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE is expired. The VVOE is dated XX/XXXX and the loan closed on XX/30XX. The VVOE is 19 business days.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6476	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 4:46PM) No Action Loan grade 1 or 2	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is not signed as required by guides. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6481	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 3:04PM) No Action Loan grade 1 or 2	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing form the loan file. (Open) Income Docs- The income/employment is not documented properly according to guides.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6482	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Application-

The initial application is missing from the file.

(Open) Application-

The final application is missing from the file.

(Open) Credit Report-

The credit report in the loan file is a single bureau report and a tri-merge is required.

(Open) VVOE required-

A VVOE is required for each borrower within 10 days of Note date. No VVOE for either borrower is in evidence in the file.

(Open) Income Docs-

The income/employment is not documented properly according to guides. The loan file contains only the XX W2 for each borrower. The XX W2’s are required for 2 years of income docs.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6483	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) Under the XXXX Constitution, the combined loan to value must be less than or equal XX%. ( XX Const. Art. XVI Sec. 50(a)(6)(B)) Response 1 (XX/XX/XXXX 2:19PM) Further review of the loan file confirmed that the CLTV is XX%.	(Open) VVOE required- A VVOE is required within 10 days of Note date. The borrower is employed with XXX. The co-borrower is employed with XXX. No VVOE is evidenced in the file for either borrower. (Open) Income Docs- Appendix Q requires 2 full year’s of income verification. The borrower and co-borrower’s wage income is documented with a YTD paystub and XX W2. The XX W2s are missing from the file for both borrowers.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6484	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The total amount of Closing Disclosure XX% Category fees $XXXX increased by more than XX% from the total amount disclosed on the Loan Estimate sent on XX/XX/XXXX, $XXXX. The total amount of fees in this category cannot exceed $XXXX unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)).
 Response 1 (XX/XX/XXXX 4:19PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX.

 (Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits $XXXX has decreased from the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, $XXXX. Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 12:54PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The (X%) disclosed APR exceeds the actual APR of (X%) by more than X%. The $XXXX disclosed finance charge does not exceed the actual finance charge of $XXXX; so the over disclosed APR is not based upon an over disclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:02PM)
APR is correctly calculated.

 (Open) The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX/XXXX: Credit Report Fee, Title Lender’s Coverage Premium. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
 Response 1 (XX/XX/XXXX 3:59PM)
The Title-Lender’s Insurance increased on the Final CD and there was no valid COC in the loan file.

 (Cleared) The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XX/XX/XXXX: Credit Report Fee, Title Lender’s Coverage Premium. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
 Response 1 (XX/XX/XXXX 3:58PM)
The Title-Lender’s Insurance increased on the Final CD and there was no valid COC in the loan file.

 Response 2 (XX/XX/XXXX 12:52PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:53PM)
Finance charges correctly re-calculated are within allowable variance.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:52PM)
Finance charges correctly re-calculated are within allowable variance.

									(Open) Application- The final application is missing from the loan file. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. A 10 day VVOE is missing from the loan file.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6485	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The file contains no evidence of the Right to Cancel Notice.	(Open) Credit Report- The tri-merge credit report is missing from the loan file. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Hazard Insurance- The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. (Open) Application- The final application is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	4	N/A	4	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D	D	D	N/A	N/A	D	D
XXXX	6486	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 3:17PM) No Action loan grade 1 or 2.	(Open) DTI Exceeds Maximum- The DTI exceeds Investor guidelines (using Pension Income alone). Documentation provided indicates additional employment income, but does not establish a satisfactory 24 month history (YTD pay stub and XX W2s provided, VVOEs and XX W2s were not). Using the available documentation and income calculated the resulting Debt to Income ratio is XX%. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge report. (Open) Application- The initial application is missing, signed as required by guides.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6487	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 12:50PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The (X%) disclosed APR exceeds the actual APR of $XXXX by more than X%. The $XXXX disclosed finance charge does not exceed the actual finance charge of $XXXX; so the over disclosed APR is not based upon an over disclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 8:08AM)
APR Documentation Provided.

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The initial application is missing and required by guides. (Open) Application- The final application is missing and required by guides.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6488	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX/XXXX: Credit Report Fee, Title Search, Appraisal Management Fee, Title - Misc. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
 Response 1 (XX/XX/XXXX 3:47PM)
The LE dated XX/XX/XXXX disclosed a charge of $XXXX for the title search. The Final CD reflected a title search fee of $XXXX. There was no COC in the loan file and no additional lender credit was issued to cure the fee violation.

 Response 2 (XX/XX/XXXX 12:48PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure $XXXX has decreased below the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, $XXXX Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 3:47PM)
The LE dated XX/XX/XXXX disclosed a charge of $XXXX for the title search and a general Lender Credit of $XXXX. The Final CD reflected a title search fee of $XXXX and a general Lender Credit of $XXXX. There was no COC in the loan file and no additional lender credit was issued to cure the fee violation of $XXXX.

 Response 2 (XX/XX/XXXX 12:49PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

									(Open) Credit Report- The loan file contains a credit report, dated XXXXXX, however, contained only one bureau. The Trimerge report is missing from the loan file which could reflect additional debts for the borrower. (Open) VVOE required- A VVOE dated within ten business days of the subject note date of XX20XX is not in file as required.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6489	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing and required by guides. (Open) Credit Report- A tri-merged credit report was required on all XX home loan transactions, but the file only contains information from one of the three credit repositories.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6490	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A cost to cure in the amount of $XXXX is required.
 Response 1 (XX/XX/XXXX 10:23AM)
Further review of the Loan Estimate and final Closing Disclosure confirmed the total lender credits included the cost to cure for increased fees.

 (Open) This loan failed the higher-priced mortgage loan test. (12CFR § 1026.35(a)(1)) Using the greater of the disclosed APR and the calculated PR, the loan is a higher-priced mortgage loan, as defined in Regulation This loan does not qualify for a safe harbor. The loan has an APR of X% . The APR threshold to qualify for a safe harbor is XX%. The loan does not meet the required criteria. Per regulation, a Higher Priced Loan maybe acceptable as long as it meet certain criteria (ATR, Escrow Account set up, and 2nd Appraisal may apply). There was no evidence of a Rate Lock Disclosure provided in the loan file, therefore the Initial LE Date of XX/XX/XXXX was used. Per the Rate Lock Disclosure provided in the loan file, XX/XX/XXXX was used as the rate lock date

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6491	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Application- The initial application is either inaccurate, missing or not signed as required by guides. (Open) Credit Report- The credit report is from a single bureau. A tri-merge credit report is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired. (Open) AUS Missing- The AUS is missing from the loan file	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6492	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 5:41PM)
Lender paid all closing costs. No cure required.

 (Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 5:40PM)
Lender paid all closing costs. No cure required.

 (Cleared) The (X%) disclosed APR exceeds the actual APR of (X%) by more than X%. The $XXXX disclosed finance charge does not exceed the actual finance charge of $XXXX; so the over disclosed APR is not based upon an over disclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 5:31PM)
The disclosed APR is accurate and is not lower than the actual APR by more than X%.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 5:14PM)
Finance Charge Calculation

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 5:13PM)
Finance Charge Calculation

(Open) VVOE required-

A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired. File is missing VOE’s for both borrowers.

(Open) Application-

The initial application is either inaccurate, missing or not signed as required by guides.

(Open) Application-

The final application is either inaccurate, missing or not signed as required by guides.

(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Tax Transcripts Missing-

The tax transcripts are missing from the loan file. Borrowers have rental and S/E income so prior 2 years tax transcripts will be required.

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Combined Report

Loan Number	DR Loan ID	Last Name	Original Loan Amount	QM Status	ATR Status	HUD Review	Subject to Predatory	Compliance Exceptions	ATR Comments	Final Rating	Final Credit Rating	Final Compliance Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade(Morningstar)	Final Overall Loan Grade(Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	6493	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The XXXX Real Property Law prohibits assessing a late fee greater than X%. (XXXX Real Prop 254-b)
 Response 1 (XX/XX/XXXX 8:03AM)
Client is federally-chartered; rule does not apply.

 (Cleared) The (X%) disclosed APR exceeds the actual APR of (X%) by more than X%. The $XXXX disclosed finance charge does not exceed the actual finance charge of $XXXX; so the over disclosed APR is not based upon an over disclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 7:59AM)
APR Documentation Provided.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 7:49AM)
Finance charges correctly calculated.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 7:48AM)
Finance charges correctly calculated.

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6494	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Open) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary) Response 1 (XX/XX/XXXX 3:32PM) The Final Closing Disclosure in the file shows the disbursement date as of XX/XX/XXXX.	N/A	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6496	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 10:44AM)
A valid change of circumstance was provided to the borrower for the increased appraisal fee. Fee variance is still $XXXX with no cost to cure reflected on the final Closing Disclosure.

 Response 2 (XX/XX/XXXX 12:57PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The XXXX Real Property Law prohibits assessing a late fee greater than X%. (XXXX Real Prop 254-b)
 Response 1 (XX/XX/XXXX 8:34AM)
Client is federally-chartered; rule does not apply.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 8:33AM)
Finance charges correctly calculated.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 8:32AM)
Finance charges correctly calculated.

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6501	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in the file. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6502	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 9:47AM)
Finance charges correctly calculated.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 9:46AM)
Finance charges correctly calculated.

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Application- The initial and final applications are missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Employment history- Two full years of continuous employment history was not obtained for the borrower. Missing VVOE for primary employment and VVOE is 48 days old at close for secondary employment.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6504	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The file contains no evidence of the Right to Cancel Notice.
 Response 1 (XX/XX/XXXX 1:44PM)
Client is seeking additional internal guidance.

 (Open) The Initial Loan Estimate Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer’s application. (12 CFR 1026.19(e)(1)(iii))
 Response 1 (XX/XX/XXXX 1:43PM)
Client is seeking additional internal guidance.

									(Open) Income Docs- The income/employment is not documented properly according to guides. (Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge report.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6505	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing form the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6506	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The file is missing a written list of Service Providers. Response 1 (XX/XX/XXXX 12:55PM) According to Title1026.19(e)(1)(vi)(C), the lender is only required to provide the SPL if they allow the borrower to shop. Lenders have the option to NOT allow BWRs to shop title. Effective 0XX/XX/XXXX, XXXX discontinued offering the option to shop for title. (Cleared) This loan failed the Lender Credits That Cannot Decrease Test. A cost to cure in the amount of $XXXX is required. Response 1 (XX/XX/XXXX 12:53PM) The Client provided Borrower with a variance cure in the amount of $XXXX	(Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Credit Report- The tri-merge credit report is missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6507	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 1:06PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:20PM)
Finance charges correctly calculated.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:20PM)
Finance charges correctly calculated.

									(Open) Application- The initial application is missing from the loan file. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A third party search of the Borrowers’ self-employed business, as listed on the XX and XX 1065’s and Schedule C’s, is missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6508	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 1:09PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:15PM)
Finance charges correctly calculated.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:14PM)
Finance charges correctly calculated.

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The initial application is missing from the file. (Open) Application- The final application is missing from the file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Income Docs- The income/employment is not documented properly according to guides. The loan file contains only 1 year of W2’s, XX. The XX W2 is needed. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE in file is dated XXXXXX with a Note date of XX30XX.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6509	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 4:43PM)
The initial Loan Estimate reflects a general Lender Credit of $XXXX. The final Closing Disclosure reflects a general Lender Credit of $XXXX and a specific Lender credit of $XXXX resulting in a total Lender Credit of $XXXX. The final Closing Disclosure also reflecting an increased Settlement/Closing fee resulting in a fee variance of $XXXX The total Lender Credit required was $XXXX; therefore, a cost to cure in the amount of $XXXX is still required.

 Response 2 (XX/XX/XXXX 1:11PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The XXXX Real Property Law prohibits assessing a late fee greater than X%. (XXXX Real Prop 254-b)
 Response 1 (XX/XX/XXXX 4:34PM)
Client is federally-chartered; rule does not apply.

 (Cleared) The disclosed finance charge $XXXX is less than the actual finance charge $XXXX by $XXXX. For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of X% of the note amount $XXXX or $XXXX, whichever is greater. (12 CFR 1026.23(g); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:32PM)
Finance charges correctly calculated.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:28PM)
Finance charges correctly calculated.

 (Cleared) The disclosed finance charge $XXXX is $XXXX, below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:27PM)
Finance charges correctly calculated.

(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Application-

The initial application is missing from the file. The loan file contains 1003’s; however, they are not dated or signed to determine if they are initial 1003.

(Open) Application-

The final application is missing from the file. The loan file contains 1003’s; however, they are not dated or signed to determine if they are final 1003.

(Open) Credit Report-

The credit report in the loan file is a single bureau report and -merge is required.

(Open) Debts-

The loan file contained several 1003’s which are not dated or signed. All of the 1003’s indicated 3 debts were to be excluded from the DTI; XXX, XXX, and XXX. None of the CD’s in the file listed any debts being paid at closing. There was no evidence in the file to verify these debts were paid prior to or at closing.

(Open) DTI Exceeds Maximum-

The audit DTI o fXXX% exceeds the Investor guidelines maximum DTI of XX%. The 1003’s in the loan file indicated 3 debts were to be excluded from the DTI; XX, XXi, and XXXI. There was no evidence in the file to verify these debts were paid prior to or at closing.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6510	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:06PM)
Agree with client’s calculations finding cleared.

 (Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 10:09AM)
The Right to Receive a copy of the Appraisal is on the 3rd page of the Loan Estimate.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 10:08AM)
Agree with client’s calculations finding cleared.

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The initial application is either inaccurate, missing or not signed as required by guides. (Open) Application- The final application is missing from the file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6512	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge credit report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6513	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 8:40AM) No Action Loan grade 1 or 2	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is not signed as required by guides. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. The loan file contains WVOE’s. The Borrower’s WVOE is dated XX/XXXX and represents 33 business days from the Note. The Borrower’s WVOE is dated XX/XXXX and represents 37 business days from the Note.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6516	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 11:34AM)
Per the final Closing Disclosure, the borrower was charged an appraisal fee of $XXXX that was not previously disclosed. As result there was a fee variance and cost to cure of $XXXX. The Closing Disclosure dated XX/XX/XXXX reflected an increased general Lender Credit of $XXXX; however, did not reflect this increase was due to increased closing costs. The final Closing Disclosure reflected a general Lender Credit of $XXXX; however, did not reflect any portion of this credit was for increased fees. As a result, there is a required cost to cure of $XXXX for the undisclosed appraisal fee.

 Response 2 (XX/XX/XXXX 1:15PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The file contains no evidence of the Right to Cancel Notice.
 Response 1 (XX/XX/XXXX 4:25PM)
Additional documentation provided confirmed Right to Cancel disclosure is not required.

 (Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary)
 Response 1 (XX/XX/XXXX 4:24PM)
Additional documentation provided confirmed rescission period does not apply.

 (Cleared) The disclosed “Right to Cancel Expire Date” (XX/XX/XXXX) is earlier than the system calculated “Right to Cancel Expire Date” (XX/XX/XXXX). Under Regulation Z, funds may not be disbursed to the borrower until the expiration of the rescission period. (12 CFR 1026.23(c) and Official Staff Commentary)
 Response 1 (XX/XX/XXXX 4:24PM)
Additional documentation provided confirmed rescission period does not apply.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:22PM)
Finance charges correctly calculated.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:21PM)
Finance charges correctly calculated.

 (Cleared) The Last Loan Estimate was provided on (XX/XX/XXXX) which is on or after (XX/XX/XXXX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (12 CFR 1026.19(e)(4)(ii))
 Response 1 (XX/XX/XXXX 4:18PM)
The loan file contained a copy of a Closing Disclosure generated on XX/XX/XXXX. No additional documentation was provided to confirm this disclosure was not issued to the borrower; therefore the additional Loan Estimate issued on XX/XX/XXXX was not compliant.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
 (Cleared) The Initial Loan Estimate Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer’s application. (12 CFR 1026.19(e)(1)(iii))
 Response 1 (XX/XX/XXXX 4:12PM)
Per the documentation in the loan file, the application date was XX/XX/XXXX. The initial disclosure is required to be sent to the borrower within 3 business days or by XX/XX/XXXX. The Initial Loan Estimate in the file was dated XX/XX/XXXX which is more than 3 business days from the application date. No additional documentation was provided to confirm a later application date.

 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).
(Open) Application-

The investor conforming conventional guidelines require a final application be retained in the loan file. The file contained an initial application; however, the final application was absent the file..

(Open) AUS Missing-

The investor conforming conventional guidelines require a loan approval remain in the file and reflect accurately the data contained in the loan file. The loan approval was absent the file.

(Open) Credit Report-

The investor conventional guidelines require a tri-merge for each applicant on the application. The file contained an unacceptable, single bureau pull, credit report; however, the required origination tri-merge report was absent the loan file.

(Open) Income Docs-

The investor conforming conventional guidelines require a pay-stub that is dated no earlier than 30 days prior to the initial loan application date that includes all year to date earnings and the most recent two years W-2s for all jobs. All W-2s must be computer generated. The file contained a most recent paystub and XX tax transcripts; however, the two years previous W-2s are absent the file.

(Open) VVOE required-

The investor conforming conventional guidelines require a VVOE, completed within ten days of the Note date, be retained in the loan file. The required VVOE was absent the file.

(Open) DTI Exceeds Maximum-

The DTI exceeds the maximum as set out in the designation standards for QM/ATR status of 43%. The subject closed XX/XXXX, an AUS approval was absent the loan file and the ATR review DTI recalculations finished at 51.217%.

										2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6517	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) unable to determine if disclosures were delivered within 3 days of application due to missing 1003 in file. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- A tri-merged credit report was required on all XX home loan transactions, but the file only contains information from one of the three credit repositories. (Open) Application- The final/initial application are missing and required by guides. (Open) VVOE required- A VVOE is required within 10 days of the Note date. VVOE is in evidence in the file but it is expired as it’s dated 35 days within the Note date.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6519	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan failed the Lender Credits that Cannot Decrease Test. A cost to cure in the amount of $XXXX is required. Response 1 (XX/XX/XXXX 1:24PM) After further review of the loan file it has been determined that the additional lender credit is sufficient to cover additional fees.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE in the loan file is 58 days old at close.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6521	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations Response 1 (XX/XX/XXXX 4:51PM) No Action Loan grade 1 or 2	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is inaccurate as required by guides. The terms on the loan application do not match the Note. (Open) Credit Report- The guidelines require a tri-merge credit report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6524	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The XXXX Real Property Law prohibits assessing a late fee greater than X%. (XXXX Real Prop 254-b)
 Response 1 (XX/XX/XXXX 3:53PM)
Client is federally-chartered; rule does not apply.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:52PM)
Finance charges correctly calculated.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:52PM)
Finance charges correctly calculated.

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. The VVOE in the file for the Co-Borrower is 25 days old at close.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6527	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The Last Loan Estimate was provided on (XX/XX/XXXX) which is on or after (XX/XX/XXXX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (12 CFR 1026.19(e)(4)(ii)) Response 1 (XX/XX/XXXX 2:55PM) Client agrees with our initial finding	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- A tri-merged credit report was required on all XX home loan transactions, but the file only contains information from one of the three credit repositories. (Open) Application- The final application is missing and required by guides.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6528	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure $XXXX has decreased below the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, $XXXX. Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 8:28AM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits $XXXX has decreased from the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, $XXXX. Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 1:13PM)
Agree with client’s calculations.

 (Cleared) The last Closing Disclosure Received Date (XX/XX/XXXX) is not at least 3 business days before the consummation date of (XX/XX/XXXX). The (fixed) disclosed Loan Product on the last Closing Disclosure does not match the system calculated (Fixed Rate) Loan Product. Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than 3 business days before the consummation date of (XX/XX/XXXX). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(2)(ii)(B); OSC 19(f)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 8:46AM)
Agree with client, the loan product is fixed rate.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:39PM)
Agree with client’s calculations.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:37PM)
Agree with client’s calculations.

 (Cleared) The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX/XXXX: Credit Report Fee, Title Search. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
 Response 1 (XX/XX/XXXX 3:32PM)
Title Search fee (in the fees that cannot increase category) increased from the Initial Loan Estimate to the final Closing Disclosure without there being a valid Change in Circumstance or creditor providing an additional credit for the increase. Finding

 Response 2 (XX/XX/XXXX 8:56AM)
The increase in the Credit Report Fee was due to fee being rounded on the Initial LE. The Title Search fee on the Initial LE increased by $XXXX on the Final CD with no valid COC in the loan file. The lender paid all of the Borrower’s closing costs. The increase in the zero tolerance fee was covered by the lender credit and no additional cure is needed.

 Response 3 (XX/XX/XXXX 1:17PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

(Cleared) The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XX/XX/XXXX: Credit Report Fee, Title Search. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
 Response 1 (XX/XX/XXXX 2:49PM)
Fees on LE are rounded, fees on CD are to the penny.

 Response 2 (XX/XX/XXXX 1:05PM)
The credit report fee increased due to rounding and the title search fee increased from the Initial LE. However, the lender paid all of the borrower’s closing costs at closing resulting in a cure for the increase in fees.

									(Open) Income Docs- The income/employment is not documented properly according to guides, a recent pay stub and the XX W2 were provided, missing the XX W2 (or a Written Verification of Employment) (Open) VVOE required- A VVOE is required within 10 days of Note date, no VVOE is in the file. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6529	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure $XXXX has decreased below the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, $XXXX. Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 11:44AM)
Loan documents confirm a fee variance of $XXXX and a decrease to the Lender Credit of $XXXX resulting in a required cost to cure of $XXXX.

 Response 2 (XX/XX/XXXX 1:46PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits $XXXX has decreased from the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, $XXXX Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 11:43AM)
Loan documents confirm a fee variance of $XXXX and a decrease to the Lender Credit of $XXXX resulting in a required cost to cure of $XXXX

 Response 2 (XX/XX/XXXX 1:46PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The (X%) disclosed APR exceeds the actual APR of (X%) by more than X%. The $XXXX disclosed finance charge does not exceed the actual finance charge of $XXXX; so the over disclosed APR is not based upon an over disclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:47PM)
Apr Documentation Provided.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:45PM)
Finance charges correctly calculated.

 (Cleared) The XXXX Real Property Law prohibits assessing a late fee greater than X%. (XXXX Real Prop 254-b)
 Response 1 (XX/XX/XXXX 3:44PM)
Client is federally-chartered; rule does not apply.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:37PM)
Finance charges correctly calculated.

									(Open) AUS Missing- The AUS or the final approval is missing from the loan file. (Open) Credit Report- The Trimerge credit report is missing from the loan file to verify all debts included in the DTI. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE for the borrower or co-borrower is in evidence in the file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6530	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Application- The final and initial application is missing to verify child support/alimony and additional debts to determine ATR requirements. (Open) AUS Missing- The AUS or loan approval is missing from the loan file to determine ATR requirements. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Credit Report- The Trimerge credit report is missing from the loan file to determine the loan meets ATR requirements.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6531	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Income Docs- The income/employment is not documented properly according to guides. The loan file is missing the XX W2 which is required to document a 24 month history of income. (Open) VVOE required- A VVOE is required within 10 days of Note date. The loan file is missing any VVOE.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6532	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Credit Report- The tri-merge credit report is missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6533	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 1:51PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:19PM)
Finances charges correctly calculated.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:18PM)
Finances charges correctly calculated.

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report contain in the loan file is not a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6534	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 8:04AM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 12:15PM)
Agree with client, page 3 of LE contains verbiage that the borrower was provided notice of right to obtain copy of appraisal. Finding cleared.

									(Open) Application- The final application is missing. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report contain in the loan file is not a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6535	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The XXXX Real Property Law prohibits assessing a late fee greater than X%. (XXXX Real Prop 254-b)
 Response 1 (XX/XX/XXXX 3:05PM)
Client is federally-chartered; rule does not apply.

 (Cleared) The (X) APR disclosed on the Prior Closing Disclosure is inaccurate when compared to the actual APR (X). The Last Closing Disclosure Received Date (XX/XX/XXXX), is not at least 3 business days before the consummation date (XX/XX/XXXX). Under Regulation Z, if the APR is inaccurate, a consumer must receive corrected Closing Disclosures no later than 3 business days before the consummation date of (XX/XX/XXXX). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(2)(ii)(A); OSC 19(f)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:04PM)
Apr Documentation Provided.

									(Open) VVOE required- Note date. A VVOE is missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing from the loan file. (Open) Tax Transcripts Missing- The tax transcripts are missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6536	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 3:02PM)
Comparison of the Loan Estimate and the final Closing Disclosure confirm the Lender Credit was increased sufficiently to cover the increased fees.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 2:51PM)
Finance charges correctly calculated.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 2:51PM)
Finance charges correctly calculated.

									(Open) Application- The final application is missing. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report contain in the loan file is not a tri-merge credit report. (Open) VVOE required- A VVOE is missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6537	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 2:48PM)
Comparison of the Loan Estimate and the final Closing Disclosure confirm the Lender Credit was increased sufficiently to cover the increased fees.

 (Cleared) The (X%) disclosed APR exceeds the actual APR of (X%) by more than X%. The $XXXX disclosed finance charge does not exceed the actual finance charge of $XXXX; so the over disclosed APR is not based upon an over disclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 2:48PM)
Apr Documentation Provided.

 (Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 2:47PM)
Comparison of the Loan Estimate and the final Closing Disclosure confirm the Lender Credit was increased sufficiently to cover the increased fees.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 2:27PM)
Finances charges correctly calculated.

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing from the file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE for B2 is in evidence in the file. (Open) VVOE required- A 3rd-party verification of B1’s self-employed business is required within 30 days of Note date. No verification is in evidence in the file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6538	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure $XXXX has decreased below the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, $XXXX. Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 2:14PM)
The client confirmed the difference is the result of the LE rounding to the nearest dollar, but the CD displaying amounts to the penny.

 (Cleared) The (X%) disclosed APR exceeds the actual APR of (X%) by more than X%. The $XXXX disclosed finance charge does not exceed the actual finance charge of $XXXX; so the over disclosed APR is not based upon an over disclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 2:11PM)
APR Documentation Provided.

 (Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits $XXXX has decreased from the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, $XXXX. Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 2:07PM)
The client confirmed the difference is the result of the LE rounding to the nearest dollar, but the CD displaying amounts to the penny.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 2:05PM)
Finance charges correctly calculated

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 2:04PM)
Finance charges are correctly calculated.

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The initial application is missing from the loan file and is required per guides. (Open) Application- The final application is missing from the file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6539	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 5:31PM)
A Lender Credit for Excess Charges $XXXX were applied to the total fee variance of $XXXX. $XXXX variance is due to the Disaster Inspection fee and the credit report being rounded on LE. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance. The loan file contained a copy of the disaster inspection reflecting an inspection date of XX/XX/XXXX. The initial Closing Disclosure dated XX/XX/XXXX reflected the new fee for this inspection; however, was more than 3 business days; therefore, was not compliant. As a result, there is still a required cost to cure of $XXXX

 Response 2 (XX/XX/XXXX 2:02PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 5:31PM)
A Lender Credit for Excess Charges $XXXX were applied to the total fee variance of $XXXX. $XXXX variance is due to the Disaster Inspection fee and the credit report being rounded on LE. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance. The loan file contained a copy of the disaster inspection reflecting an inspection date of XX/XX/XXXX. The initial Closing Disclosure dated XX/XX/XXXX reflected the new fee for this inspection; however, was more than 3 business days; therefore, was not compliant. As a result, there is still a required cost to cure of $XXXX

 Response 2 (XX/XX/XXXX 2:02PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 5:24PM)
Finance charges correctly calculated.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 5:23PM)
Finance charges correctly calculated.

(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Application-

The final application is missing from the file.

(Open) Application-

The initial application is missing from the file.

(Open) Credit Report-

The credit report in the loan file is a single bureau report and a tri-merge is required.

(Open) VVOE required-

A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file for B1.

(Open) Income Docs-

The income/employment is not documented properly according to guides. The loan file contains only the XX W2 for B2. B2’s XX W2 is required for 2 years of income docs.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6540	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 2:10PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 2:09PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:05PM)
Finance charges correctly calculated.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:05PM)
Finance charges correctly calculated.

(Open) Application-

The investor conforming conventional guidelines require a final application be retained in the loan file. The final application was absent the file.

(Open) VVOE required-

The investor conforming conventional guidelines require a VVOE, completed within ten days of the Note date, be retained in the loan file. The required VVOE was absent the file.

(Open) AUS Missing-

The investor conforming conventional guidelines require a loan approval remain in the file and reflect accurately the data contained in the loan file. The loan approval was absent the file.

(Open) DTI Exceeds Maximum-

The DTI exceeds the maximum as set out in the designation standards for QM/ATR status of XX%. The subject closed XX/XXXX, an AUS approval was absent the loan file and the ATR review DTI recalculations finished at XX%.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6541	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The (X%) disclosed APR exceeds the actual APR of (X%) by more than X%. The $XXXX disclosed finance charge does not exceed the actual finance charge of $XXXX; so the over disclosed APR is not based upon an over disclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 5:22PM)
APR Documentation Provided.

 (Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 5:21PM)
Flood and credit report on LE rounded to $XXXX and actual charge on CD for both is $XXXX. Fee variance of $XXXX is due to the LE rounded numbers but the CD disclosed dollar amount to the penny.

 (Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 5:20PM)
Flood and credit report on LE rounded to $XXXX and actual charge on CD for both is $XXXX Fee variance of $XXXX is due to the LE rounded numbers but the CD disclosed dollar amount to the penny.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 5:19PM)
Finance charges correctly calculated.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 5:19PM)
Finance charges correctly calculated.

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- A tri-merged credit report was required on all XX home loan transactions, but the file only contains information from one of the three credit repositories. (Open) VVOE required- A VVOE is required within 10 days of the Note date. No VVOE is in evidence in the file for the co-borrower. (Open) VVOE required- A VVOE is required within 10 days of the Note date. Borrower’s VVOE is in evidence in the file but dated within 15 days of the Note date.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6542	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6543	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6546	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure $XXXX has decreased below the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, $XXXX. Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 3:09PM)
Additional documentation confirmed a valid change of circumstance for the new Verification of Employment fee. As a result, the total fee increase was $XXXX. The final Closing Disclosure revealed a Lender Credit of $XXXX, which decreased by $XXXX. Total cost to cure still required is $XXXX.

 Response 2 (XX/XX/XXXX 2:34PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits $XXXX has decreased from the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, $XXXX. Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 3:08PM)
Additional documentation confirmed a valid change of circumstance for the new Verification of Employment fee. As a result, the total fee increase was $XXXX. The final Closing Disclosure revealed a Lender Credit of $XXXX, which decreased by $XXXX. Total cost to cure still required is $XXXX.

 Response 2 (XX/XX/XXXX 1:51PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX.

 (Cleared) The (X%) disclosed APR exceeds the actual APR of (X%) by more than X%. The $XXXX disclosed finance charge does not exceed the actual finance charge of $XXXX; so the over disclosed APR is not based upon an over disclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:03PM)
APR Documentation Provided

 (Cleared) The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX/XXXX: Verification Of Employment Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
 Response 1 (XX/XX/XXXX 3:00PM)
The additional documentation provided confirmed a valid change of circumstance for the Verification of Employment fee, which was discovered on XX/XX/XXXX. The Loan Estimate, dated XX/XX/XXXX, reflected this new fee and was within 3 days as required.

 Response 2 (XX/XX/XXXX 2:35PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XX/XX/XXXX: Verification Of Employment Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
 Response 1 (XX/XX/XXXX 2:58PM)
The additional documentation provided confirmed a valid change of circumstance for the Verification of Employment fee, which was discovered on XX/XX/XXXX. The Loan Estimate, dated XX/XX/XXXX, reflected this new fee and was within 3 days as required.

 Response 2 (XX/XX/XXXX 2:33PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 2:31PM)
Finance charges correctly calculated

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 2:31PM)
Finance charges correctly calculated

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE for Borrower primary employment and VVOE is 59 days old for Borrower secondary employment.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6547	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 4:04PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 1:42PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The loan disbursement date (XX/XX/XXXX) is earlier than, or the same day as, the calculated “Right to Cancel Expire Date” (XX/XX/XXXX. Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary)
 Response 1 (XX/XX/XXXX 12:03PM)
The loan closed XX/XX/XXXX, the right of rescission expired on XX/XX/XXXX, and the loan funded on XX/XX/XXXX.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 11:20AM)
Agree with client’s calculation. Finding cleared. .

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 11:19AM)
Agree with client’s calculation. Finding cleared.

 (Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 10:16AM)
Agree with client, page 3 of the LE includes verbiage that replaces the need for a separate Right to Receive Appraisal disclosure.

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report contain in the loan file is not a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6549	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing and required by guides. (Open) Credit Report- The guidelines require a tri-merge credit report. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6553	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure $XXXX has decreased below the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, $XXXX. Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 3:28PM)
Review of the initial Loan Estimate and final Closing disclosure revealed a Fee increase of $XXXX and a decrease to the general Lender Credit of $XXXX. As a result, there was a total cost to cure of $XXXX. The final Closing Disclosure reflected a specific credit for increased fees of $XXXX. As a result, there is still a fee variance and cost to cure of $XXXX.

 Response 2 (XX/XX/XXXX 2:46PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX.

 (Cleared) The total amount of Closing Disclosure XX% Category fees $XXXX increased by more than XX% from the total amount disclosed on the Loan Estimate sent on XX/XX/XXXX, $XXXX. The total amount of fees in this category cannot exceed $XXXX unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)).
 Response 1 (XX/XX/XXXX 3:27PM)
Review of the initial Loan Estimate and final Closing disclosure revealed a Fee increase of $XXXX and a decrease to the general Lender Credit of $XXXX. As a result, there was a total cost to cure of $XXXX. The final Closing Disclosure reflected a specific credit for increased fees of $XXXX. As a result, there is still a fee variance and cost to cure of $XXXX.

 Response 2 (XX/XX/XXXX 2:46PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The sum of non-specific (lump sum) lender credits and specific lender credits $XXXX has decreased from the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, $XXXX. Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
 Response 1 (XX/XX/XXXX 3:26PM)
Review of the initial Loan Estimate and final Closing disclosure revealed a Fee increase of $XXXX and a decrease to the general Lender Credit of $XXXX. As a result, there was a total cost to cure of $XXXX. The final Closing Disclosure reflected a specific credit for increased fees of $XXXX. As a result, there is still a fee variance and cost to cure of $XXXX.

 Response 2 (XX/XX/XXXX 2:45PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The total amount of XX% category fees $XXXX increased by more than XX% from the amount disclosed on the Loan Estimate sent on XX/XX/XXXX, $XXXX. The total amount of fees in this category cannot exceed $XXXX unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)).
 Response 1 (XX/XX/XXXX 3:26PM)
Review of the initial Loan Estimate and final Closing disclosure revealed a Fee increase of $XXXX and a decrease to the general Lender Credit of $XXXX. As a result, there was a total cost to cure of $XXXX. The final Closing Disclosure reflected a specific credit for increased fees of $XXXX. As a result, there is still a fee variance and cost to cure of $XXXX.

 Response 2 (XX/XX/XXXX 2:45PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX.

 (Cleared) The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XX/XX/XXXX: Credit Report Fee, Verification Of Employment Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
 Response 1 (XX/XX/XXXX 3:22PM)
No additional documentation was provided confirming a valid change of circumstance and redisclosure to the borrower within the required 3 business day period. As result, the final Closing Disclosure should have reflected a Lender Credit for increased fees.

 Response 2 (XX/XX/XXXX 2:46PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX.

 (Cleared) The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XX/XX/XXXX: Credit Report Fee, Verification Of Employment Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
 Response 1 (XX/XX/XXXX 3:20PM)
No additional documentation was provided confirming a valid change of circumstance and redisclosure to the borrower within the required 3 business day period. As result, the final Closing Disclosure should have reflected a Lender Credit for increased fees.

 Response 2 (XX/XX/XXXX 2:44PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:11PM)
Finance charges correctly calculated

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:11PM)
Finance charges correctly calculated

									(Open) Application- The initial/final application is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. The borrower is employed with XXX. No VVOE is evidenced in the file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6554	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 2:48PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 2:48PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:28PM)
Finance charges correctly calculated.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:27PM)
Finance charges correctly calculated.

 (Cleared) The XXXX Real Property Law prohibits assessing a late fee greater than X%. (XXXX Real Prop 254-b)
 Response 1 (XX/XX/XXXX 4:26PM)
Client is federally-chartered; rule does not apply.

									(Open) Application- The final application is missing from the loan file. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. A VVOE is missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6555	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 1:43PM)
The lender issued a lender credit which covered the total closing costs.

 (Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 3:17PM)
The lender issued a lender credit which covered the total closing costs.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:16PM)
Finance charges correctly calculated.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:16PM)
Finance charges correctly calculated.

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing from the loan file. (Open) Credit Report- The tri-merge credit report is missing from in the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6556	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.
 Response 1 (XX/XX/XXXX 9:01AM)
appraisal notice is on the loan estimate in the file. Finding cleared.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 9:00AM)
Agree with client’s calculations. Finding cleared.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 9:00AM)
Agree with client’s calculations. Finding cleared.

									(Open) Application- The final application is missing from the loan file. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. A VVOE is missing from the loan file. (Open) VVOE required- A third party search of the Co-Borrowers’ self-employed business, is missing from the loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6557	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The file is missing a written list of Service Providers. Response 1 (XX/XX/XXXX 12:57PM) According to Title1026.19(e)(1)(vi)(C), the lender is only required to provide the SPL if they allow the borrower to shop. Lenders have the option to NOT allow BWRs to shop title. Effective 0XX/XX/XXXX, XXXX discontinued offering the option to shop for title.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. The loan file is missing any VVOE for the Borrower and the VVOE for the Co-Borrower is 38 days old at close.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6558	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 2:30PM)
Agree with client’s calculations. Finding cleared.

 (Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 2:30PM)
Agree with client’s calculations. Finding cleared.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 12:50PM)
agree with the client’s calculations. Finding cleared.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 12:49PM)
Agree with client’s calculations. Finding cleared.

 (Cleared) The XXXX Real Property Law prohibits assessing a late fee greater than X%. (XXXX Real Prop 254-b)
 Response 1 (XX/XX/XXXX 12:48PM)
XXXXX is Federally chartered. Finding cleared.

									(Open) Application- The final application is missing from the loan file. (Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. A VVOE is missing from the loan file. (Open) IRS Form 4506- An IRS form 4506T was missing from the file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6559	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 2:53PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX.

 (Open) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 2:52PM)
The Client provided the Borrower with a variance cure in the amount of $XXXX.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:34PM)
Finance charges correctly calculated

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:32PM)
Finance charges correctly calculated

									(Open) AUS Missing- The AUS is missing from the loan file. (Open) Application- The final application is missing from the file. (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) VVOE required- A VVOE is required for each borrower within 10 days of Note date. No VVOE for either borrower is in evidence in the file.	3	N/A	3	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C	C	C	N/A	N/A	C	C
XXXX	6560	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Open) The mortgage was not completed accurately. There is no evidence that the mortgage has been recorded.
 Response 1 (XX/XX/XXXX 1:17PM)
Client agrees with our initial finding.

 Response (XX/XX/XXXX 10:00AM) Updated Grade
 (Cleared) The file is missing a written list of Service Providers.
 Response 1 (XX/XX/XXXX 1:17PM)
According to Title1026.19(e)(1)(vi)(C), the lender is only required to provide the SPL if they allow the borrower to shop. Lenders have the option to NOT allow BWRs to shop title. Effective 0XX/XX/XXXX, XXXX discontinued offering the option to shop for title.

 (Cleared) Because the SPL was not provided to the consumer within 3 business days of application, the following fees were tested under XX% Tolerance: Title Fees. This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A cost to cure in the amount of $XXXX is required.
 Response 1 (XX/XX/XXXX 1:16PM)
After further review of the disclosures it has been determined that additional lender credit are sufficient to cover additional fees.

									(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Income Miscalc- The income is miscalculated on one or more borrowers resulting in a DTI exceeding the allowable guides. The loan was closed with income in the amount of $XXXX and the correct calculation indicates the income is $XXXX resulting in a final DTI of XXXX. (Open) DTI Exceeds Maximum- The DTI exceeds Investor guidelines. The final DTI is XX% and the maximum allowed is XX%.	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B
XXXX	6561	XXXXX	$XXXXX	QM - Safe Harbor	ATR - Compliant	Final HUD Tested	Yes	(Cleared) The (X%) disclosed APR exceeds the actual APR of (X%) by more than X%. The $XXXX disclosed finance charge does not exceed the actual finance charge of $XXXX; so the over disclosed APR is not based upon an over disclosed finance charge amount. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before consummation. If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after it is mailed or delivered. (12 CFR 1026.17(f); 1026.38; 1026.19(f); 1026.22(a)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 5:16PM)
APR Documentation Provided

 (Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 5:14PM)
Flood and credit report on LE rounded to $XXXX and actual charge on CD for both is $XXXX. Fee variance of $XXXX is due to the LE rounded numbers but the CD disclosed dollar amount to the penny.

 (Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 5:14PM)
Flood and credit report on LE rounded to $XXXX and actual charge on CD for both is $XXXX. Fee variance of $XXXX is due to the LE rounded numbers but the CD disclosed dollar amount to the penny.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 5:09PM)
Finance charges correctly calculated.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 5:09PM)
Finance charges correctly calculated.

									(Open) VVOE required- The loan file did not contain a verbal verification of employment for either Borrower within the required timeframe to determine the current employment status of either borrower. The loan file contained a verification of employment for the Borrower and the Co-Borrower dated XX/XXXX. The note was dated XX/XXXX. There was no evidence in the loan file of a verification of employment for the Borrower or the Co-Borrower within 10 days of the note date.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6562	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) There is no evidence that the Mortgage was recorded. Response 1 (XX/XX/XXXX 12:38PM) The recorded mortgage was provided.	(Open) Application- The final application is missing as required by guides. (Open) AUS Missing- The AUS is missing from the loan file. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6563	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) Because a Change of Circumstance (COC) was not provided, this loan failed the charges that cannot increase test. This loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A cost to cure in the amount of $XXXX is required. This is due to appraisal fee. This fee was not disclosed on the initial LE. Response 1 (XX/XX/XXXX 2:54PM) The client provided the borrower with a cure in the amount of $XXXX.	(Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report in the loan file is a single bureau report and a tri-merge is required. (Open) Income Docs- The income/employment is not documented properly according to guides. The Borrower is retired and takes income from investment account; however, the amount and frequency of the distributions are not documented as required. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in the file for the Co-Borrower.	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6564	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations.	(Open) AUS Missing-

The AUS is missing from the loan file

(Open) Credit Report-

The credit report in the loan file is a single bureau report and a tri-merge is required.

(Open) Income Docs-

The income/employment is not documented properly according to guides. The loan file is missing the XX W2 for the Co-Borrower to confirm a 24 month history of income.

(Open) VVOE required-

A VVOE is required within 10 days of Note date. The VVOE is missing from the loan file for the Borrower and is 63 days old at close for the Co-Borrower.

(Open) Application-

The initial and final applications are missing from the loan file.

										1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6565	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 5:07PM)
Flood and credit report on LE rounded to $XXXX and actual charge on CD for both is $XXXX. Fee variance of $XXXX is due to the LE rounded numbers but the CD disclosed dollar amount to the penny.

 (Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 5:06PM)
Flood and credit report on LE rounded to $XXXX and actual charge on CD for both is $XXXX. Fee variance of $XXXX is due to the LE rounded numbers but the CD disclosed dollar amount to the penny.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:08PM)
Finance charges correctly calculated.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 4:08PM)
Finance charges correctly calculated.

									(Open) Application- The initial application is missing as required by guides. (Open) Credit Report- The credit report is a single bureau report. A tri-merge credit report is required. (Open) VVOE required- A VVOE is required within 10 days of Note date. No VVOE is in evidence in the file or it is expired. Additionally, the Borrower’s active status of self-employment was not evidenced in the subject loan file.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6566	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	(Open) Application- The initial application is missing, not signed as required by guides. (Open) AUS Missing- The AUS is missing from the loan file (Open) Credit Report- The credit report provided is not a Tri Merge report.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6567	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the actual fee amounts. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 3:32PM)
The lender issued a lender credit which covered the total closing costs. No additional cure is required.

 (Cleared) A Lender Credit for Excess Charges of $XXXX and general or specific lender credit increases of $XXXX were applied to the total fee variance of $XXXX between the baseline disclosure and the last Closing Disclosure. Since the lender credits are less than the total fee variance amount, they are not sufficient to cure the variance.
 Response 1 (XX/XX/XXXX 3:32PM)
The lender issued a lender credit which covered the total closing costs. No additional cure is required.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:31PM)
Finance charges correctly calculated.

 (Cleared) The disclosed finance charge $XXXX is $XXXX below the actual finance charge $XXXX. For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
 Response 1 (XX/XX/XXXX 3:30PM)
								Finance charges correctly calculated.	(Open) AUS Missing- The AUS is missing from the loan file. (Open) Credit Report- A tri-merged credit report was required on all XX home loan transactions, but the file only contains information from one of the three credit repositories. (Open) Application- The final and initial applications are missing. (Open) VVOE required- A VVOE is required within 10 days of Note date. VVOE is in evidence in the file but dated 27 business days from the Note date.	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6568	XXXXX	$XXXXX	Non-QM	ATR Inconclusive	Final HUD Tested	Yes	(Cleared) This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A cost to cure in the amount of $XXXX is required. Response 1 (XX/XX/XXXX 1:10PM) The client provided the borrower with a cure in the amount of $XXXX (Cleared) The mortgage was not completed accurately. No evidence in the loan file that the mortgage was recorded. Response 1 (XX/XX/XXXX 2:37PM) The recorded Mortgage was provided.	(Open) AUS Missing-

The AUS is missing from the loan file.

(Open) Application-

The final application is inaccurate as required by guides.

(Open) Credit Report-

The guidelines require a tri-merge credit report.

(Open) VVOE required-

A VVOE is required within 10 days of Note date for a wage earner and 30 days for self-employed from a third party. No VVOE is in evidence in the file. The file contains no third party self employment verification for the Borrower or Co-Borrower. A TWN was pulled for the Borrower’s primary employment on XX/XXXX and represents 28 business days from the Note.

(Open) Income Miscalc-

The income is miscalculated on one or more borrowers resulting in a DTI exceeding the allowable guides. The audit DTI was calculated at XX%.

										2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6569	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) The loan is in compliance with all applicable laws and regulations	N/A	1	N/A	1	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A	A	A	N/A	N/A	A	A
XXXX	6570	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	No	(Open) The Mortgage was missing from the file. (Cleared) The Final TIL was incomplete. TIL is not signed. Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).	N/A	4	N/A	4	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D	C	D	N/A	N/A	C	D
XXXX	6571	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Initial HUD tested	Yes	(Open) It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.	N/A	2	N/A	2	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B	B	B	N/A	N/A	B	B
XXXX	6572	XXXXX	$XXXXX	QM Not Tested	ATR Not Tested	Final HUD Tested	Yes	(Cleared) This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XXXX
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

 (Cleared) The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $ $XXXX, see GFE Vs Hud-1 worksheet in Compliance File.
 Response (XX/XX/XXXX 10:00AM) The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

									N/A	2	N/A	2	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B	C	B	N/A	N/A	C	B